UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ADVISORSHARES TRUST

4800 Montgomery Lane
Suite 150
Bethesda, Maryland 20814
www.advisorshares.com
1.877.843.3831

Semi-Annual Report

December 31, 2015

[This page intentionally left blank.]

ADVISORSHARES TRUST
Letter from the CEO of AdvisorShares Investments, LLC

December 31, 2015

The year ending December 31st, 2015 was challenging in the markets but growth was robust in the actively managed ETF marketplace in terms of assets and the number of new funds listed. Assets grew by 13.5% to $22.928 billion, the number of funds grew to 137 from 129 six months prior and there are now 30 companies sponsoring actively managed ETFs.

Active ETF Sponsors and ETF Offerings
25
20
15
10
5
0
AdvisorShares
First Trust
WisdomTree
iShares
WBI Shares
State Street
PIMCO
Columbia
PowerShares
ARK Investment
Alpha Architect
Fidelity
Cambria
Huntington
ProShares
Tuttle Tactical
ALPS
Virtus
ArrowShares
InfraCap
Calamos
Flexshares
Franklin
Guggenheim
Validea Funds
Reality Shares
Innovator Funds
AlphaMark
Hull Tactical
Principal Funds

As of December 31, 2015 I Source: AdvisorShares.

AdvisorShares offers investors the largest number of actively managed ETFs in the market, with 21 ETFs trading today on both the NYSE Arca and NASDAQ exchanges. Additionally, we remain committed to finding new strategies to offer in order to stay ahead of trends in markets as well as meet the portfolio needs of our advisor customer base.

An increasingly complex investing environment has created the need for investors to utilize the potential benefits that active ETFs provide as a part of their overall asset allocation. We actively seek out investment managers who offer interesting active strategies so that we can provide you with a wide variety of ETFs to choose from, to help you meet and exceed your investment goals.

The last year has been difficult for AdvisorShares with our AUM level decreasing by 14.5% as one of our largest funds continued to struggle in an environment that has been challenging for its segment. The AdvisorShares team remains actively engaged with the fund’s managers hoping to turn the tide.

During this past six months, we closed the following ETFs:

•	DBIZ — AdvisorShares Pring Turner Business Cycle ETF
•	AGLS — AdvisorShares Accuvest Global Long/Short ETF

ADVISORSHARES TRUST
Letter from the CEO of AdvisorShares Investments, LLC (continued)

December 31, 2015

We also rebranded one of our funds:

In November 2015, the AdvisorShares Sunrise Global Multi-Strategy ETF (MULT) became the AdvisorShares Market Adaptive Unconstrained Income ETF (NASDAQ: MAUI).

We look forward to an exciting 2016 both in markets and in the active ETF industry as well as continuing to maintain our transparency to you through our regular communications, so you will know what our managers are doing and why with the assets you have entrusted to them. We appreciate the continued trust and confidence that you, our shareholders, have given to us.

Best Regards,

Noah Hamman
CEO, AdvisorShares Investments

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There is no guarantee that the individual Funds’ will achieve the stated investment objectives. The risks associated with each Fund include the risks associated with the underlying ETFs, which can result in higher volatility, and are detailed in each Fund’s prospectus and on each Fund’s webpage.

The views in this report were those of the Fund’s CEO as of December 31, 2015 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

ADVISORSHARES TRUST

Shareholder Expense Examples

As a shareholder of the Fund, you incur transaction cost and ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an initial investment of $1,000 invested at July 1, 2015 and held for the period ended December 31, 2015.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses attributable to your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses for the period. You may use this information to compare the ongoing costs of investing in the Funds and other ETF funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value 07/01/2015	Ending Account Value 12/31/2015	Annualized Expense Ratio for the Period(1)	Expenses Paid
AdvisorShares Athena High Dividend ETF
Actual	$1,000.00	$790.50	0.99%	$4.46
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.16	0.99%	$5.03
AdvisorShares EquityPro ETF
Actual	$1,000.00	$930.50	1.25%	$6.07
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.85	1.25%	$6.34
AdvisorShares Gartman Gold/Euro ETF
Actual	$1,000.00	$928.20	0.65%	$3.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30
AdvisorShares Gartman Gold/Yen ETF
Actual	$1,000.00	$883.20	0.65%	$3.08
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30

ADVISORSHARES TRUST

Shareholder Expense Examples (continued)

Fund Name	Beginning Account Value 07/01/2015	Ending Account Value 12/31/2015	Annualized Expense Ratio for the Period(1)	Expenses Paid
AdvisorShares Global Echo ETF
Actual	$1,000.00	$964.80	1.50%	$7.41
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.60	1.50%	$7.61
AdvisorShares Madrona Domestic ETF
Actual	$1,000.00	$944.90	1.25%	$6.11
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.85	1.25%	$6.34
AdvisorShares Madrona Global Bond ETF
Actual	$1,000.00	$994.80	0.95%	$4.76
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.36	0.95%	$4.82
AdvisorShares Madrona International ETF
Actual	$1,000.00	$866.80	1.25%	$5.87
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.85	1.25%	$6.34
AdvisorShares Market Adaptive Unconstrained Income ETF(2)
Actual	$1,000.00	$956.50	1.64%	$8.07
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,016.89	1.64%	$8.31
AdvisorShares Meidell Tactical Advantage ETF
Actual	$1,000.00	$903.80	1.35%	$6.46
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.35	1.35%	$6.85
AdvisorShares Morgan Creek Global Tactical ETF
Actual	$1,000.00	$925.70	1.25%	$6.05
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.85	1.25%	$6.34
AdvisorShares Newfleet Multi-Sector Income ETF
Actual	$1,000.00	$999.40	0.75%	$3.77
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
AdvisorShares Pacific Asset Enhanced Floating Rate ETF
Actual	$1,000.00	$974.40	1.10%	$5.46
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,019.61	1.10%	$5.58
AdvisorShares Peritus High Yield ETF
Actual	$1,000.00	$857.70	1.17%	$5.46
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,019.25	1.17%	$5.94
AdvisorShares QAM Equity Hedge ETF
Actual	$1,000.00	$944.80	1.50%	$7.33
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.60	1.50%	$7.61

ADVISORSHARES TRUST

Shareholder Expense Examples (continued)

Fund Name	Beginning Account Value 07/01/2015	Ending Account Value 12/31/2015	Annualized Expense Ratio for the Period(1)	Expenses Paid
AdvisorShares Ranger Equity Bear ETF
Actual	$1,000.00	$988.10	1.65%	$8.25
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,016.84	1.65%	$8.36
AdvisorShares Sage Core Reserves ETF
Actual	$1,000.00	$999.60	0.35%	$1.76
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.38	0.35%	$1.78
AdvisorShares STAR Global Buy-Write ETF
Actual	$1,000.00	$975.60	1.85%	$9.19
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,015.84	1.85%	$9.37
AdvisorShares TrimTabs Float Shrink ETF
Actual	$1,000.00	$955.30	0.99%	$4.87
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.16	0.99%	$5.03
AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF
Actual	$1,000.00	$991.40	1.25%	$6.26
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.85	1.25%	$6.34
AdvisorShares YieldPro ETF
Actual	$1,000.00	$1,002.50	1.20%	$6.04
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,019.10	1.20%	$6.09

(1)	Expense ratios reflect expense caps through the period ended December 31, 2015.
(2)	Formerly known as, AdvisorShares Sunrise Global Multi-Strategy ETF.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF
Schedule of Investments

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 100.0%
Agriculture — 2.6%
Philip Morris International, Inc.	2,233	$196,303
Airlines — 3.0%
Copa Holdings SA, Class A (Panama)	4,678	225,760
Auto Manufacturers — 2.2%
General Motors Co.	4,843	164,710
Banks — 7.4%
Banco de Chile (Chile)(a)	2,884	171,338
Banco Santander Chile (Chile)(a)	11,622	205,013
Corpbanca SA (Chile)(a)(b)	15,030	175,851
Total Banks		552,202
Chemicals — 3.0%
Potash Corp. of Saskatchewan, Inc. (Canada)	12,908	220,985
Electric — 7.4%
CPFL Energia SA (Brazil)*(a)	22,017	163,366
Entergy Corp.	3,047	208,293
Huaneng Power International, Inc. (China)(a)(b)	5,123	175,719
Total Electric		547,378
Internet — 2.6%
SouFun Holdings Ltd. (China)(a)(b)	26,117	193,005
Iron/Steel — 5.1%
Ternium SA (Luxembourg)(a)	14,544	180,782
Vale SA (Brazil)(a)(b)	60,310	198,420
Total Iron/Steel		379,202
Machinery — Construction & Mining — 2.1%
Joy Global, Inc.	12,410	156,490
Mining — 3.0%
BHP Billiton PLC (Austrailia)(a)	9,885	223,895
Oil & Gas — 11.8%
China Petroleum & Chemical Corp. (China)(a)	2,427	145,571
CNOOC Ltd. (China)(a)(b)	2,150	224,418
Ecopetrol SA (Colombia)(a)(b)	22,648	158,762
Helmerich & Payne, Inc.(b)	3,700	198,135
Sasol Ltd. (South Africa)(a)	5,601	150,219
Total Oil & Gas		877,105
Packaging & Containers — 2.7%
Greif, Inc., Class A	6,506	200,450
Pipelines — 8.3%
Energy Transfer Partners LP	4,917	165,850
Kinder Morgan, Inc.	12,958	193,333
ONEOK, Inc.	10,394	256,317
Total Pipelines		615,500
Real Estate — 0.0%**
RMR Group, Inc. (The), Class A*(b)	166	2,392

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts — 13.8%
CBL & Associates Properties, Inc.	22,194	$274,540
Digital Realty Trust, Inc.	2,620	198,124
GEO Group, Inc. (The)	11,269	325,787
Senior Housing Properties Trust	14,972	222,184
Total Real Estate Investment Trusts		1,020,635
Semiconductors — 4.7%
Advanced Semiconductor Engineering, Inc. (Taiwan)(a)	34,897	197,866
United Microelectronics Corp. (Taiwan)(a)	80,953	152,192
Total Semiconductors		350,058
Telecommunications — 18.7%
AT&T, Inc.	7,005	241,042
CenturyLink, Inc.(b)	11,273	283,628
Chunghwa Telecom Co. Ltd. (Taiwan)(a)(b)	5,625	168,919
Frontier Communications Corp.	35,843	167,387
Telecom Argentina SA (Argentina)(a)	11,962	192,229
Turkcell Iletisim Hizmetleri AS (Turkey)(a)	14,871	126,255
Verizon Communications, Inc.	4,385	202,675
Total Telecommunications		1,382,135
Transportation — 1.6%
Golar LNG Ltd. (Bermuda)(b)	7,329	115,725
Total Common Stocks (Cost $9,158,508)		7,423,930
MONEY MARKET FUND — 0.3%
Goldman Sachs Financial Square Fund, 0.30%(c) (Cost $22,216)	22,216	22,216
REPURCHASE AGREEMENTS — 13.0%(d)
BNP Paribas Securities Corp., dated 12/31/15, due 01/04/16, 0.30%, total to be received $250,008, (collateralized by various U.S. Government Agency Obligations, 0.00% – 5.50%, 06/06/16 – 05/04/37, totaling $254,768)	$250,000	250,000
Citibank NA, dated 12/31/15, due 01/04/16, 0.34%, total to be received $145,041, (collateralized by various U.S. Government Agency Obligations, 0.00% – 11.50%, 01/15/16 – 04/01/51, totaling $147,412)	145,036	145,036

See accompanying Notes to Financial Statements.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Merrill Lynch Pierce Fenner & Smith Inc., dated 12/31/15, due 01/04/16, 0.31%, total to be received $250,009, (collateralized by various U.S. Government Agency Obligations, 3.00% – 4.50%, 11/15/42 – 02/20/45, totaling $254,290)	$250,000	$250,000
Nomura Securities International, Inc., dated 12/31/15, due 01/04/16, 0.33%, total to be received $250,009, (collateralized by various U.S. Government Agency Obligations, 0.00% – 10.50%, 01/15/16 – 10/20/65, totaling $254,303)	250,000	250,000
RBC Capital Markets LLC, dated 12/31/15, due 01/04/16, 0.28%, total to be received $71,869, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.00%, 04/20/25 – 03/20/65, totaling $73,092)	71,867	71,867
Total Repurchase Agreements (Cost $966,903)		966,903
Total Investments — 113.3% (Cost $10,147,627)		8,413,049
Liabilities in Excess of Other Assets — (13.3)%		(988,198)
Net Assets — 100.0%		$7,424,851

LP — Limited Partnership

PLC — Public Limited Company

*	Non-income producing security.
**	Less than 0.05%.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,480,299; the aggregate market value of the collateral held by the fund is $1,529,228. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $562,325.
(c)	Rate shown reflects the 7-day yield as of December 31, 2015.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	2.6%
Airlines	3.0
Auto Manufacturers	2.2
Banks	7.4
Chemicals	3.0
Electric	7.4
Internet	2.6
Iron/Steel	5.1
Machinery – Construction & Mining	2.1
Mining	3.0
Oil & Gas	11.8
Packaging & Containers	2.7
Pipelines	8.3
Real Estate	0.0 **
Real Estate Investment Trusts	13.8
Semiconductors	4.7
Telecommunications	18.7
Transportation	1.6
Money Market Fund	0.3
Repurchase Agreements	13.0
Total Investments	113.3
Liabilities in Excess of Other Assets	(13.3)
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES EQUITYPRO ETF
Schedule of Investments

December 31, 2015 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 99.4%
Equity Fund — 99.4%
Energy Select Sector SPDR Fund	15,233	$922,358
Guggenheim S&P 500 Equal Weight Consumer Staples ETF(a)	17,191	1,994,500
Guggenheim S&P 500 Pure Growth ETF(a)	47,073	3,798,791
Health Care Select Sector SPDR Fund	2,765	199,218
Industrial Select Sector SPDR Fund	16,620	881,026
iShares MSCI ACWI ETF(a)	66,471	3,710,411
iShares MSCI EAFE ETF	53,493	3,142,714
iShares MSCI Emerging Markets ETF(a)	48,473	1,560,346
iShares S&P 500 Growth ETF	30,853	3,572,777
iShares S&P Mid-Cap 400 Growth ETF(a)	20,075	3,231,272
Market Vectors Oil Service ETF	55,800	1,475,910
PowerShares Dynamic Pharmaceuticals Portfolio	20,775	1,453,627
PowerShares QQQ Trust, Series 1(a)	34,712	3,882,884
SPDR S&P 500 ETF Trust	20,228	4,124,288
Technology Select Sector SPDR Fund	65,081	2,787,419
Total Exchange Traded Funds (Cost $37,485,960)		36,737,541
MONEY MARKET FUND — 5.1%
Wells Fargo Advantage Government Money Market Fund — Institutional Class, 0.08%(b) (Cost $1,881,169)	1,881,169	1,881,169
REPURCHASE AGREEMENTS — 26.6%(c)
Citibank NA, dated 12/31/15, due 01/04/16, 0.34%, total to be received $1,474,960, (collateralized by various U.S. Government Agency Obligations, 0.00% – 11.50%, 01/15/16 – 04/01/51, totaling $1,499,065)	$1,474,904	1,474,904
HSBC Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.28%, total to be received $2,288,631, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.25%, 01/15/16 – 11/15/43, totaling $2,326,852)	2,288,560	2,288,560

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Mizuho Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.30%, total to be received $2,288,636, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 06/13/16 – 03/01/44, totaling $2,327,961)	$2,288,560	$2,288,560
Nomura Securities International, Inc., dated 12/31/15, due 01/04/16, 0.33%, total to be received $2,288,644, (collateralized by various U.S. Government Agency Obligations, 0.00% – 10.50%, 01/15/16 – 10/20/65, totaling $2,327,954)	2,288,560	2,288,560
RBC Capital Markets LLC, dated 12/31/15, due 01/04/16, 0.28%, total to be received $1,492,087, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.00%, 04/20/25 – 03/20/65, totaling $1,517,481)	1,492,041	1,492,041
Total Repurchase Agreements (Cost $9,832,625)		9,832,625
Total Investments — 131.1% (Cost $49,199,754)		48,451,335
Liabilities in Excess of Other Assets — (31.1)%		(11,505,656)
Net Assets — 100.0%		$36,945,679

ETF — Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $9,610,158; the aggregate market value of the collateral held by the fund is $9,832,625.
(b)	Rate shown reflects the 7-day yield as of December 31, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.4%
Money Market Fund	5.1
Repurchase Agreements	26.6
Total Investments	131.1
Liabilities in Excess of Other Assets	(31.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES GARTMAN GOLD/EURO ETF
Schedule of Investments (Consolidated)†

December 31, 2015 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 55.3%
BNY Mellon Cash Reserve, 0.01%(a) (Cost $6,256,514)	6,256,514	$6,256,514
Total Investments — 55.3% (Cost $6,256,514)		6,256,514
Other Assets in Excess of Liabilities — 44.7%		5,058,179
Net Assets — 100.0%		$11,314,693

Futures contracts outstanding as of December 31, 2015:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2015	Unrealized Appreciation (Depreciation)
EURO Currency	Interactive Brokers LLC	March 2016	(83)	$(11,323,589)	$(11,294,225)	$29,364
Gold 100 Oz.	Interactive Brokers LLC	February 2016	107	11,426,747	11,344,140	(82,607)
						$(53,243)

Cash posted as collateral from broker for futures contracts was $5,098,029 at December 31, 2015.

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to Financial Statements.
(a)	Rate shown reflects the 7-day yield as of December 31, 2015.

See accompanying Notes to Financial Statements.

ADVISORSHARES GARTMAN GOLD/YEN ETF
Schedule of Investments (Consolidated)†

December 31, 2015 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 63.3%
BNY Mellon Cash Reserve, 0.01%(a) (Cost $8,870,269)	8,870,269	$8,870,269
Total Investments — 63.3% (Cost $8,870,269)		8,870,269
Other Assets in Excess of Liabilities — 36.7%		5,149,461
Net Assets — 100.0%		$14,019,730

Futures contracts outstanding as of December 31, 2015:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2015	Unrealized Appreciation (Depreciation)
Gold 100 Oz.	Interactive Brokers LLC	February 2016	137	$14,623,647	$14,524,740	$(98,907)
Japanese Yen Currency	Interactive Brokers LLC	March 2016	(140)	(14,254,281)	(14,581,875)	(327,594)
						$(426,501)

Cash posted as collateral to broker for futures contracts was $5,193,590 at December 31, 2015.

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to Financial Statements.
(a)	Rate shown reflects the 7-day yield as of December 31, 2015.

See accompanying Notes to Financial Statements.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 66.7%
Apparel — 1.2%
Hanesbrands, Inc.(a)	900	$26,487
NIKE, Inc., Class B	990	61,875
Total Apparel		88,362
Auto Parts & Equipment — 0.8%
Johnson Controls, Inc.	1,449	57,221
Banks — 4.0%
Northern Trust Corp.	1,224	88,238
PNC Financial Services Group, Inc. (The)	949	90,450
TCF Financial Corp.	3,245	45,819
Tompkins Financial Corp.(a)	1,321	74,187
Total Banks		298,694
Beverages — 0.5%
Reed’s, Inc.*(a)	7,660	41,058
Biotechnology — 1.8%
Amgen, Inc.	331	53,732
Illumina, Inc.*(a)	230	44,147
Ionis Pharmaceuticals, Inc.*(a)	581	35,981
Total Biotechnology		133,860
Building Materials — 1.1%
Apogee Enterprises, Inc.	250	10,878
Geberit AG (Switzerland)(b)	546	18,520
Masco Corp.	1,988	56,260
Total Building Materials		85,658
Chemicals — 2.3%
Ecolab, Inc.	215	24,592
Novozymes A/S (Denmark)(b)	3,128	149,268
Total Chemicals		173,860
Commercial Services — 2.9%
Automatic Data Processing, Inc.	870	73,706
Bright Horizons Family Solutions, Inc.*	887	59,252
Korn/Ferry International	775	25,715
ManpowerGroup, Inc.	705	59,424
Total Commercial Services		218,097
Computers — 2.5%
Apple, Inc.	920	96,839
EMC Corp.	2,793	71,724
Stratasys Ltd.*(a)	848	19,911
Total Computers		188,474
Cosmetics/Personal Care — 3.4%
Estee Lauder Cos., Inc. (The), Class A	480	42,269
Procter & Gamble Co. (The)	870	69,087
Unilever NV (United Kingdom)(c)	2,390	103,534

Investments	Shares	Value
COMMON STOCKS (continued)
Cosmetics/Personal Care (continued)
Unilever PLC (United Kingdom)(b)	950	$40,964
Total Cosmetics/Personal Care		255,854
Diversified Financial Services — 1.6%
MarketAxess Holdings, Inc.	312	34,816
MasterCard, Inc., Class A	890	86,650
Total Diversified Financial Services		121,466
Electronics — 1.0%
Agilent Technologies, Inc.	660	27,595
Waters Corp.*	326	43,873
Total Electronics		71,468
Energy — Alternate Sources — 1.1%
Enphase Energy, Inc.*(a)	5,300	18,603
First Solar, Inc.*(a)	965	63,680
Total Energy – Alternate Sources		82,283
Environmental Control — 2.0%
TETRA Tech, Inc.	895	23,288
Tomra Systems ASA (Norway)(b)	11,638	125,566
Total Environmental Control		148,854
Food — 3.4%
Boulder Brands, Inc.*	3,040	33,379
Kroger Co. (The)	2,076	86,839
Nestle SA (Switzerland)(b)	576	42,866
Sprouts Farmers Market, Inc.*	2,001	53,207
SunOpta, Inc. (Canada)*	5,918	40,479
Total Food		256,770
Healthcare — Products — 3.2%
Becton, Dickinson and Co.	179	27,582
Boston Scientific Corp.*	4,064	74,940
Henry Schein, Inc.*	125	19,774
Hologic, Inc.*	2,224	86,047
Sirona Dental Systems, Inc.*	325	35,610
Total Healthcare — Products		243,953
Healthcare – Services — 0.3%
Amedisys, Inc.*	504	19,817
Home Furnishings — 0.6%
Dorel Industries, Inc., Class B (Canada)	2,013	45,576
Household Products/Wares — 0.7%
Church & Dwight Co., Inc.	651	55,257
Insurance — 2.7%
Aflac, Inc.	1,415	84,759
Storebrand ASA (Norway)*(b)	6,760	52,863
Voya Financial, Inc.	1,818	67,102
Total Insurance		204,724

See accompanying Notes to Financial Statements.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Internet — 2.6%
Alphabet, Inc., Class A*	123	$95,696
eBay, Inc.*	1,430	39,296
F5 Networks, Inc.*	446	43,244
FireEye, Inc.*(a)	900	18,666
Total Internet		196,902
Machinery – Diversified — 1.8%
Rockwell Automation, Inc.	574	58,898
Xylem, Inc.	2,031	74,132
Total Machinery – Diversified		133,030
Miscellaneous Manufacturing — 2.6%
AO Smith Corp.	400	30,644
AptarGroup, Inc.	1,248	90,668
CLARCOR, Inc.	400	19,872
Ingersoll-Rand PLC	410	22,669
Raven Industries, Inc.(a)	2,069	32,276
Total Miscellaneous Manufacturing		196,129
Packaging & Containers — 0.8%
Sealed Air Corp.	1,365	60,879
Pharmaceuticals — 4.4%
Cardinal Health, Inc.	485	43,296
Johnson & Johnson	565	58,037
Novartis AG (Switzerland)(b)	930	80,017
Perrigo Co. PLC	419	60,629
Teva Pharmaceutical Industries Ltd. (Israel)(b)	1,328	87,170
Total Pharmaceuticals		329,149
Real Estate — 0.5%
CBRE Group, Inc., Class A*	1,108	38,315
Retail — 5.0%
Costco Wholesale Corp.	480	77,520
CVS Health Corp.	1,039	101,583
Kingfisher PLC (United Kingdom)(a)(b)	3,750	36,431
Starbucks Corp.	1,312	78,759
Target Corp.	1,065	77,330
Total Retail		371,623
Semiconductors — 4.5%
Broadcom Corp., Class A	744	43,018
Intel Corp.	1,063	36,620
IPG Photonics Corp.*(a)	776	69,188
NXP Semiconductors NV (Netherlands)*	726	61,166
QUALCOMM, Inc.	1,111	55,533
Xilinx, Inc.	1,544	72,522
Total Semiconductors		338,047

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Software — 3.5%
Adobe Systems, Inc.*	993	$93,282
Allscripts Healthcare Solutions, Inc.*	1,275	19,610
Citrix Systems, Inc.*	170	12,861
Fiserv, Inc.*	1,198	109,569
Microsoft Corp.	534	29,626
Total Software		264,948
Telecommunications — 2.0%
BT Group PLC (United Kingdom)(b)	630	21,804
Cisco Systems, Inc.	900	24,440
LogMeIn, Inc.*	506	33,953
Sierra Wireless, Inc. (Canada)*	2,824	44,449
Vodafone Group PLC (United Kingdom)(b)	780	25,163
Total Telecommunications		149,809
Transportation — 1.2%
Canadian National Railway Co. (Canada)	684	38,222
Expeditors International of Washington, Inc.	521	23,497
Kansas City Southern	360	26,881
Total Transportation		88,600
Water — 0.7%
American Water Works Co., Inc.	480	28,680
Severn Trent PLC (United Kingdom)(a)(b)	789	25,308
Total Water		53,988
Total Common Stocks (Cost $4,692,771)		5,012,725
ASSET BACKED SECURITIES — 13.9%
SBA, 4.08%, 07/25/38@	$121,637	140,614
SBA, 4.15%, 02/25/39@	160,081	184,335
SBAP, Class 1, Series 2009-20H, 4.45%, 08/01/29	167,891	181,005
SBAP, Class 1, Series 2010-20A, 4.38%, 01/01/30	129,138	140,138
SBAP, Class 1, Series 2010-20B, 4.14%, 02/01/30	252,074	270,654
U.S. SBA, Class 1, Series 2010-10A, 4.11%, 03/10/20	123,086	128,947
Total Asset Backed Securities (Cost $1,049,841)		1,045,693
MUNICIPAL BOND — 4.0%
Allegheny County Residential Finance Authority, 0.14%, 11/01/35@ (Cost $300,000)	300,000	300,000

See accompanying Notes to Financial Statements.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Shares/ Principal	Value
U.S. GOVERNMENT AGENCY SECURITIES — 11.7%
Federal National Mortgage Association, 3.76%, 05/01/43	337,023	$349,100
Government National Mortgage Association, Class AC, Series 2011-109, 3.25%, 04/16/43	188,333	192,043
Government National Mortgage Association, Class AC, Series 2015-160, 2.60%, 01/16/56@	149,830	148,439
Government National Mortgage Association, Class AE, Series 2015-41, 2.90%, 09/16/56@	188,657	191,009
Total U.S. GOVERNMENT AGENCY SECURITIES (Cost $898,539)		880,591
MONEY MARKET FUNDS — 3.8%
Fidelity Institutional Money Market Government Portfolio — Class I 0.12%(d)	201,441	201,441
Fidelity Institutional Money Market Portfolio – Institutional Class 0.28%(d)	83,375	83,375
Total Money Market Funds (Cost $284,816)		284,816
REPURCHASE AGREEMENT — 3.0%(e)
Nomura Securities International, Inc., dated 12/31/15, due 01/04/16, 0.33%, total to be received $229,173, (collateralized by various U.S. Government Agency Obligations, 0.00% – 10.50%, 01/15/16 – 10/20/65, totaling $233,110) (Cost $229,165)	$229,165	229,165
Total Investments — 103.1% (Cost $7,455,132)		7,752,990
Liabilities in Excess of Other Assets — (3.1)%		(231,351)
Net Assets — 100.0%		$7,521,639

PLC — Public Limited Company

*	Non-income producing security.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2015.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $367,026; the aggregate market value of the collateral held by the fund is $376,769. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $147,604.
(b)	American Depositary Receipt.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of December 31, 2015.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	1.2%
Asset Backed Securities	13.9
Auto Parts & Equipment	0.8
Banks	4.0
Beverages	0.5
Biotechnology	1.8
Building Materials	1.1
Chemicals	2.3
Commercial Services	2.9
Computers	2.5
Cosmetics/Personal Care	3.4
Diversified Financial Services	1.6
Electronics	1.0
Energy – Alternate Sources	1.1
Environmental Control	2.0
Food	3.4
Healthcare – Products	3.2
Healthcare – Services	0.3
Home Furnishings	0.6
Household Products/Wares	0.7
Insurance	2.7
Internet	2.6
Machinery – Diversified	1.8
Miscellaneous Manufacturing	2.6
Municipal	4.0
Packaging & Containers	0.8
Pharmaceuticals	4.4
Real Estate	0.5
Retail	5.0
Semiconductors	4.5
Software	3.5
Telecommunications	2.0
Transportation	1.2
U.S. Government Agency Securities	11.7
Water	0.7
Money Market Fund	3.8
Repurchase Agreements	3.0
Total Investments	103.1
Liabilities in Excess of Other Assets	(3.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.8%
Advertising — 0.5%
Interpublic Group of Cos., Inc. (The)	2,624	$61,087
Nielsen Holdings PLC	1,607	74,886
Omnicom Group, Inc.	412	31,172
Total Advertising		167,145
Aerospace/Defense — 1.0%
Boeing Co. (The)	432	62,463
General Dynamics Corp.	294	40,384
L-3 Communications Holdings, Inc.	220	26,292
Lockheed Martin Corp.	116	25,189
Northrop Grumman Corp.	189	35,685
Raytheon Co.	239	29,763
Rockwell Collins, Inc.(a)	680	62,764
United Technologies Corp.	469	45,057
Total Aerospace/Defense		327,597
Agriculture — 0.4%
Altria Group, Inc.	484	28,174
Archer-Daniels-Midland Co.	309	11,334
Philip Morris International, Inc.	192	16,879
Reynolds American, Inc.	1,232	56,856
Total Agriculture		113,243
Airlines — 2.6%
American Airlines Group, Inc.	4,638	196,419
Delta Air Lines, Inc.	4,243	215,077
Southwest Airlines Co.	4,564	196,526
United Continental Holdings, Inc.*	3,572	204,676
Total Airlines		812,698
Apparel — 1.4%
Hanesbrands, Inc.	2,431	71,544
Michael Kors Holdings Ltd.*	5,522	221,211
NIKE, Inc., Class B	504	31,500
Ralph Lauren Corp.	568	63,321
Under Armour, Inc., Class A*(a)	199	16,041
VF Corp.	898	55,901
Total Apparel		459,518
Auto Manufacturers — 1.6%
Ford Motor Co.	14,515	204,516
General Motors Co.	5,980	203,380
PACCAR, Inc.	1,963	93,046
Total Auto Manufacturers		500,942
Auto Parts & Equipment — 1.4%
BorgWarner, Inc.	3,668	158,568
Delphi Automotive PLC (United Kingdom)	1,936	165,973

Investments	Shares	Value
COMMON STOCKS (continued)
Auto Parts & Equipment (continued)
Johnson Controls, Inc.	3,306	$130,554
Total Auto Parts & Equipment		455,095
Banks — 4.2%
Bank of America Corp.	2,497	42,025
Bank of New York Mellon Corp. (The)	944	38,912
BB&T Corp.	1,291	48,813
Capital One Financial Corp.	451	32,553
Citigroup, Inc.	3,659	189,353
Comerica, Inc.	622	26,018
Fifth Third Bancorp	4,390	88,239
Goldman Sachs Group, Inc. (The)	397	71,551
Huntington Bancshares, Inc.	4,070	45,014
JPMorgan Chase & Co.	1,119	73,888
KeyCorp	3,300	43,527
M&T Bank Corp.	318	38,535
Morgan Stanley	4,920	156,505
Northern Trust Corp.	648	46,714
PNC Financial Services Group, Inc. (The)	342	32,596
Regions Financial Corp.	4,083	39,197
State Street Corp.	490	32,516
SunTrust Banks, Inc.	4,764	204,091
US Bancorp	660	28,162
Wells Fargo & Co.	875	47,565
Total Banks		1,325,774
Beverages — 1.5%
Brown-Forman Corp., Class B	154	15,289
Coca-Cola Co. (The)	457	19,633
Coca-Cola Enterprises, Inc.	384	18,908
Constellation Brands, Inc., Class A	328	46,720
Dr Pepper Snapple Group, Inc.	294	27,401
Keurig Green Mountain, Inc.	3,023	272,009
Monster Beverage Corp.*	310	46,178
PepsiCo, Inc.	160	15,987
Total Beverages		462,125
Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc.*	391	74,583
Amgen, Inc.	335	54,381
Biogen, Inc.*	332	101,708
Celgene Corp.*	950	113,772
Gilead Sciences, Inc.	1,208	122,237
Regeneron Pharmaceuticals, Inc.*	79	42,887
Vertex Pharmaceuticals, Inc.*	373	46,935
Total Biotechnology		556,503

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Building Materials — 1.1%
Martin Marietta Materials, Inc.(a)	637	$87,001
Masco Corp.	3,236	91,579
Vulcan Materials Co.	1,768	167,907
Total Building Materials		346,487
Chemicals — 3.5%
Air Products & Chemicals, Inc.	659	85,742
Airgas, Inc.	347	47,997
CF Industries Holdings, Inc.	4,044	165,036
Dow Chemical Co. (The)	641	32,999
E.I. du Pont de Nemours & Co.	368	24,509
Eastman Chemical Co.	1,771	119,560
Ecolab, Inc.	417	47,696
FMC Corp.	2,125	83,151
International Flavors & Fragrances, Inc.	213	25,483
LyondellBasell Industries NV, Class A	1,370	119,053
Monsanto Co.	538	53,004
Mosaic Co. (The)	4,045	111,602
PPG Industries, Inc.	449	44,370
Praxair, Inc.	508	52,019
Sherwin-Williams Co. (The)	401	104,100
Total Chemicals		1,116,321
Coal — 0.1%
CONSOL Energy, Inc.(a)	3,707	29,285
Commercial Services — 3.2%
ADT Corp. (The)(a)	2,260	74,535
Automatic Data Processing, Inc.	331	28,042
Cintas Corp.	458	41,701
Equifax, Inc.	330	36,752
H&R Block, Inc.	1,694	56,427
McGraw Hill Financial, Inc.	699	68,907
Moody’s Corp.	848	85,088
PayPal Holdings, Inc.*	2,091	75,694
Quanta Services, Inc.*(a)	4,441	89,930
Robert Half International, Inc.	2,616	123,318
Total System Services, Inc.	611	30,428
United Rentals, Inc.*	2,616	189,766
Verisk Analytics, Inc.*(a)	573	44,052
Western Union Co. (The)	4,816	86,255
Total Commercial Services		1,030,895
Computers — 3.5%
Accenture PLC, Class A	314	32,813
Apple, Inc.	1,580	166,311
Cognizant Technology Solutions Corp., Class A*	1,442	86,549
Computer Sciences Corp.	704	23,007
CSRA, Inc.	704	21,120

Investments	Shares	Value
COMMON STOCKS (continued)
Computers (continued)
EMC Corp.	3,302	$84,795
Hewlett Packard Enterprise Co.	2,509	38,137
HP, Inc.	1,113	13,178
International Business Machines Corp.	588	80,921
NetApp, Inc.	3,550	94,182
SanDisk Corp.(a)	2,270	172,496
Seagate Technology PLC(a)	3,061	112,216
Teradata Corp.*(a)	3,646	96,327
Western Digital Corp.	1,277	76,684
Total Computers		1,098,736
Cosmetics/Personal Care — 0.2%
Colgate-Palmolive Co.	331	22,051
Estee Lauder Cos., Inc. (The), Class A	343	30,205
Procter & Gamble Co. (The)	278	22,076
Total Cosmetics/Personal Care		74,332
Distribution/Wholesale — 1.1%
Fastenal Co.(a)	2,083	85,028
Fossil Group, Inc.*(a)	3,512	128,398
Genuine Parts Co.	295	25,338
W.W. Grainger, Inc.(a)	556	112,640
Total Distribution/Wholesale		351,404
Diversified Financial Services — 5.2%
Affiliated Managers Group, Inc.*	815	130,204
Alliance Data Systems Corp.*	361	99,842
American Express Co.	1,496	104,047
Ameriprise Financial, Inc.	1,674	178,147
BlackRock, Inc.	173	58,910
Charles Schwab Corp. (The)	2,175	71,623
CME Group, Inc.	410	37,146
Discover Financial Services	1,521	81,556
E*TRADE Financial Corp.*	2,782	82,458
Franklin Resources, Inc.	3,929	144,666
Intercontinental Exchange, Inc.	385	98,660
Invesco Ltd.	4,241	141,989
Legg Mason, Inc.	4,666	183,047
MasterCard, Inc., Class A	731	71,170
Nasdaq, Inc.	699	40,661
T. Rowe Price Group, Inc.	910	65,056
Visa, Inc., Class A	912	70,726
Total Diversified Financial Services		1,659,908
Electric — 2.0%
AES Corp. (The)	6,848	65,534
Ameren Corp.	559	24,166
American Electric Power Co., Inc.	330	19,229
CMS Energy Corp.	627	22,622

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Electric (continued)
Consolidated Edison, Inc.	192	$12,340
Dominion Resources, Inc.	308	20,833
DTE Energy Co.	277	22,213
Duke Energy Corp.	250	17,848
Edison International	221	13,085
Eversource Energy	469	23,952
Exelon Corp.	848	23,549
NextEra Energy, Inc.	248	25,765
NRG Energy, Inc.	11,954	140,698
Pepco Holdings, Inc.	557	14,488
PG&E Corp.	378	20,106
Pinnacle West Capital Corp.	292	18,828
PPL Corp.	531	18,123
Public Service Enterprise Group, Inc.	604	23,369
SCANA Corp.	444	26,858
Southern Co. (The)	355	16,610
TECO Energy, Inc.	483	12,872
WEC Energy Group, Inc.	398	20,421
Xcel Energy, Inc.	558	20,038
Total Electric		623,547
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	630	33,762
Emerson Electric Co.	1,944	92,981
Total Electrical Components & Equipment		126,743
Electronics — 2.0%
Agilent Technologies, Inc.	1,090	45,573
Allegion PLC	1,192	78,577
Amphenol Corp., Class A	385	20,109
Corning, Inc.	762	13,929
FLIR Systems, Inc.	4,962	139,283
Garmin Ltd.(a)	1,019	37,876
Honeywell International, Inc.	488	50,542
PerkinElmer, Inc.	734	39,320
TE Connectivity Ltd. (Switzerland)	1,605	103,699
Tyco International PLC	2,466	78,641
Waters Corp.*	241	32,434
Total Electronics		639,983
Engineering & Construction — 0.8%
Fluor Corp.	3,088	145,815
Jacobs Engineering Group, Inc.*	2,667	111,881
Total Engineering & Construction		257,696
Environmental Control — 0.3%
Republic Services, Inc.	401	17,640
Stericycle, Inc.*(a)	425	51,255

Investments	Shares	Value
COMMON STOCKS (continued)
Environmental Control (continued)
Waste Management, Inc.	426	$22,736
Total Environmental Control		91,631
Food — 1.4%
Campbell Soup Co.	290	15,240
ConAgra Foods, Inc.	526	22,176
General Mills, Inc.	319	18,394
Hershey Co. (The)	305	27,227
Hormel Foods Corp.	347	27,441
JM Smucker Co. (The)	312	38,482
Kellogg Co.	260	18,790
Kraft Heinz Co. (The)	250	18,190
Kroger Co. (The)	997	41,704
McCormick & Co., Inc.	267	22,845
Mondelez International, Inc., Class A	521	23,362
Safeway, Inc PDC, LLC CVR.*	447	22
Safeway, Inc SCRP.*	447	454
Sysco Corp.	763	31,283
Tyson Foods, Inc., Class A	1,249	66,608
Whole Foods Market, Inc.	1,761	58,993
Total Food		431,211
Forest Products & Paper — 0.4%
International Paper Co.	3,366	126,898
Gas — 0.3%
AGL Resources, Inc.	321	20,483
CenterPoint Energy, Inc.	936	17,185
NiSource, Inc.	813	15,862
Sempra Energy	354	33,279
Total Gas		86,809
Hand/Machine Tools — 0.6%
Snap-on, Inc.	741	127,029
Stanley Black & Decker, Inc.	627	66,920
Total Hand/Machine Tools		193,949
Healthcare – Products — 2.4%
Baxter International, Inc.	644	24,569
Becton Dickinson and Co.	439	67,646
Boston Scientific Corp.*	3,866	71,289
C.R. Bard, Inc.	167	31,636
Danaher Corp.	1,109	103,004
DENTSPLY International, Inc.	451	27,443
Edwards Lifesciences Corp.*	414	32,698
Henry Schein, Inc.*	200	31,638
Intuitive Surgical, Inc.*	110	60,078
Medtronic PLC	401	30,845
Patterson Cos., Inc.	681	30,788
St. Jude Medical, Inc.	1,081	66,773
Stryker Corp.	390	36,247

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Healthcare – Products (continued)
Thermo Fisher Scientific, Inc.	612	$86,812
Varian Medical Systems, Inc.*(a)	614	49,611
Total Healthcare – Products		751,077
Healthcare – Services — 3.0%
Aetna, Inc.	767	82,928
Anthem, Inc.	809	112,807
Cigna Corp.	937	137,112
DaVita HealthCare Partners, Inc.*	904	63,018
HCA Holdings, Inc.*	1,715	115,986
Humana, Inc.	395	70,511
Laboratory Corp. of America Holdings*	857	105,959
Quest Diagnostics, Inc.	1,128	80,246
Tenet Healthcare Corp.*	1,898	57,509
UnitedHealth Group, Inc.	710	83,524
Universal Health Services, Inc., Class B	399	47,677
Total Healthcare – Services		957,277
Home Builders — 1.3%
D.R. Horton, Inc.	7,041	225,523
Lennar Corp., Class A(a)	458	22,401
PulteGroup, Inc.	8,883	158,295
Total Home Builders		406,219
Home Furnishings — 1.2%
Harman International Industries, Inc.	1,532	144,330
Leggett & Platt, Inc.	1,103	46,348
Whirlpool Corp.	1,249	183,440
Total Home Furnishings		374,118
Household Products/Wares — 0.2%
Avery Dennison Corp.	388	24,312
Clorox Co. (The)	126	15,981
Kimberly-Clark Corp.	206	26,223
Total Household Products/Wares		66,516
Housewares — 0.1%
Newell Rubbermaid, Inc.	940	41,435
Insurance — 6.0%
ACE Ltd.	980	114,513
Aflac, Inc.	1,488	89,131
Allstate Corp. (The)	1,563	97,047
American International Group, Inc.	1,784	110,554
Aon PLC	1,044	96,267
Assurant, Inc.	462	37,209
Chubb Corp. (The)	363	48,148
Genworth Financial, Inc., Class A*	42,149	157,217

Investments	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Hartford Financial Services Group, Inc. (The)	2,192	$95,264
Lincoln National Corp.	3,225	162,090
Marsh & McLennan Cos., Inc.	1,452	80,513
MetLife, Inc.	3,078	148,390
Principal Financial Group, Inc.	2,697	121,311
Progressive Corp. (The)	1,360	43,248
Prudential Financial, Inc.	2,417	196,769
Torchmark Corp.	675	38,583
Travelers Cos., Inc. (The)	706	79,679
Unum Group	3,594	119,644
XL Group PLC (Ireland)	2,494	97,715
Total Insurance		1,933,292
Internet — 2.7%
Alphabet, Inc., Class A*	120	93,361
Alphabet, Inc., Class C*	134	101,690
Amazon.com, Inc.*	49	33,119
eBay, Inc.*	1,312	36,054
Expedia, Inc.	931	115,723
F5 Networks, Inc.*	1,377	133,514
Facebook, Inc., Class A*	544	56,935
Priceline Group, Inc. (The)*	80	101,996
Symantec Corp.	4,321	90,741
TripAdvisor, Inc.*	692	58,993
VeriSign, Inc.*(a)	416	36,342
Total Internet		858,468
Iron/Steel — 0.1%
Nucor Corp.	991	39,937
Leisure Time — 1.7%
Carnival Corp.	3,211	174,935
Harley-Davidson, Inc.	3,126	141,889
Royal Caribbean Cruises Ltd.	2,098	212,339
Total Leisure Time		529,163
Lodging — 0.9%
Marriott International, Inc., Class A(a)	1,728	115,845
Starwood Hotels & Resorts Worldwide, Inc.	271	18,775
Wyndham Worldwide Corp.	625	45,406
Wynn Resorts Ltd.	1,562	108,075
Total Lodging		288,101
Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	309	21,000
Machinery – Diversified — 1.0%
Cummins, Inc.	1,427	125,591
Deere & Co.	214	16,322
Flowserve Corp.	2,139	90,009

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Machinery – Diversified (continued)
Rockwell Automation, Inc.	404	$41,454
Roper Technologies, Inc.	198	37,578
Total Machinery – Diversified		310,954
Media — 4.5%
Cablevision Systems Corp., Class A	350	11,165
CBS Corp., Class B	4,046	190,689
Comcast Corp., Class A	2,879	162,463
Discovery Communications, Inc., Class A*	5,672	151,329
Discovery Communications, Inc., Class C*	4,919	124,057
News Corp., Class A	1,723	23,019
News Corp., Class B(a)	1,700	23,732
Scripps Networks Interactive, Inc., Class A	2,551	140,841
TEGNA, Inc.	1,795	45,808
Time Warner Cable, Inc.	65	12,063
Time Warner, Inc.	2,066	133,608
Twenty-First Century Fox, Inc., Class A	3,990	108,368
Twenty-First Century Fox, Inc., Class B	4,358	118,668
Viacom, Inc., Class B	3,275	134,799
Walt Disney Co. (The)	430	45,184
Total Media		1,425,793
Metal Fabricate/Hardware — 0.2%
Precision Castparts Corp.	329	76,331
Mining — 0.3%
Alcoa, Inc.	1,662	16,404
Freeport-McMoRan, Inc.(a)	11,427	77,361
Total Mining		93,765
Miscellaneous Manufacturing — 1.9%
3M Co.	254	38,263
Dover Corp.(a)	1,603	98,280
Eaton Corp. PLC	1,552	80,766
General Electric Co.	938	29,219
Illinois Tool Works, Inc.	321	29,750
Ingersoll-Rand PLC	1,686	93,219
Parker-Hannifin Corp.	327	31,712
Pentair PLC (United Kingdom)	2,291	113,473
Textron, Inc.	2,379	99,942
Total Miscellaneous Manufacturing		614,624
Office/Business Equipment — 0.6%
Pitney Bowes, Inc.	9,300	192,045

Investments	Shares	Value
COMMON STOCKS (continued)
Oil & Gas — 1.5%
Cabot Oil & Gas Corp.	585	$10,349
Devon Energy Corp.	261	8,352
Marathon Petroleum Corp.	541	28,045
Newfield Exploration Co.*	254	8,270
Phillips 66	467	38,201
Tesoro Corp.	1,837	193,565
Valero Energy Corp.	2,867	202,725
Total Oil & Gas		489,507
Oil & Gas Services — 0.1%
Halliburton Co.	355	12,084
Schlumberger Ltd.	147	10,253
Total Oil & Gas Services		22,337
Packaging & Containers — 1.0%
Ball Corp.	588	42,765
Owens-Illinois, Inc.*	7,587	132,165
Sealed Air Corp.	981	43,753
WestRock Co.	1,872	85,401
Total Packaging & Containers		304,084
Pharmaceuticals — 5.4%
Abbott Laboratories	864	38,802
AbbVie, Inc.	2,703	160,126
Allergan PLC*	148	46,250
AmerisourceBergen Corp.	1,186	123,000
Baxalta, Inc.	923	36,025
Bristol-Myers Squibb Co.	1,167	80,278
Cardinal Health, Inc.	768	68,559
Eli Lilly & Co.	803	67,661
Endo International PLC*	3,213	196,700
Express Scripts Holding Co.*	1,248	109,088
Johnson & Johnson	204	20,955
Mallinckrodt PLC*	2,854	212,994
McKesson Corp.	797	157,192
Mead Johnson Nutrition Co.	265	20,922
Merck & Co., Inc.	638	33,699
Mylan NV*	4,342	234,772
Perrigo Co. PLC	617	89,280
Pfizer, Inc.	1,174	37,897
Total Pharmaceuticals		1,734,200
Pipelines — 0.7%
Columbia Pipeline Group, Inc.	9,816	196,320
Kinder Morgan, Inc.	443	6,610
ONEOK, Inc.	408	10,061
Spectra Energy Corp.	461	11,036
Total Pipelines		224,027

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Real Estate — 0.3%
CBRE Group, Inc., Class A*	2,460	$85,066
Four Corners Property Trust, Inc.*	498	12,032
Total Real Estate		97,098
Real Estate Investment Trust — 0.9%
American Tower Corp.	156	15,124
Apartment Investment & Management Co., Class A	251	10,048
AvalonBay Communities, Inc.	68	12,521
Boston Properties, Inc.	83	10,586
Crown Castle International Corp.	157	13,573
Equinix, Inc.	70	21,168
Equity Residential	138	11,259
Essex Property Trust, Inc.	45	10,773
General Growth Properties, Inc.	383	10,421
HCP, Inc.	320	12,237
Host Hotels & Resorts, Inc.	877	13,453
Iron Mountain, Inc.	1,095	29,576
Kimco Realty Corp.	354	9,367
Plum Creek Timber Co., Inc.	471	22,476
Public Storage	53	13,128
Realty Income Corp.	194	10,016
Simon Property Group, Inc.	71	13,805
Ventas, Inc.	278	15,688
Vornado Realty Trust	102	10,196
Welltower, Inc.	162	11,021
Weyerhaeuser Co.	444	13,311
Total Real Estate Investment Trust		289,747
Retail — 8.3%
Advance Auto Parts, Inc.	334	50,270
AutoNation, Inc.*	2,631	156,964
AutoZone, Inc.*	101	74,933
Bed Bath & Beyond, Inc.*	986	47,575
Best Buy Co., Inc.(a)	4,040	123,018
CarMax, Inc.*(a)	2,112	113,985
Chipotle Mexican Grill, Inc.*	90	43,187
Coach, Inc.	1,926	63,038
Costco Wholesale Corp.	139	22,449
CVS Health Corp.	1,043	101,974
Darden Restaurants, Inc.	1,495	95,142
Dollar General Corp.	1,701	122,251
Dollar Tree, Inc.*	2,028	156,602
GameStop Corp., Class A(a)	3,744	104,982
Gap, Inc. (The)	4,503	111,224
Home Depot, Inc. (The)	591	78,160
Kohl’s Corp.	2,840	135,269
L Brands, Inc.(a)	309	29,608

Investments	Shares	Value
COMMON STOCKS (continued)
Retail (continued)
Lowe’s Cos., Inc.	1,760	$133,830
Macy’s, Inc.	2,908	101,722
McDonald’s Corp.	185	21,856
Nordstrom, Inc.(a)	671	33,423
O’Reilly Automotive, Inc.*	247	62,595
PVH Corp.	1,556	114,599
Ross Stores, Inc.	908	48,859
Signet Jewelers Ltd.	696	86,088
Starbucks Corp.	689	41,361
Target Corp.	691	50,174
Tiffany & Co.	583	44,477
TJX Cos., Inc. (The)	540	38,291
Tractor Supply Co.	525	44,888
Urban Outfitters, Inc.*	5,649	128,515
Walgreens Boots Alliance, Inc.	978	83,282
Wal-Mart Stores, Inc.	290	17,777
Total Retail		2,682,368
Semiconductors — 5.4%
Analog Devices, Inc.	907	50,175
Applied Materials, Inc.	10,249	191,349
Avago Technologies Ltd. (Singapore)	1,679	243,708
Broadcom Corp., Class A	1,642	94,940
Intel Corp.	1,443	49,711
KLA-Tencor Corp.	2,401	166,509
Lam Research Corp.(a)	2,111	167,656
Linear Technology Corp.	896	38,053
Microchip Technology, Inc.(a)	617	28,715
Micron Technology, Inc.*	2,418	34,239
NVIDIA Corp.	1,282	42,255
Qorvo, Inc.*	4,594	233,835
QUALCOMM, Inc.	2,387	119,314
Skyworks Solutions, Inc.	2,663	204,598
Texas Instruments, Inc.	732	40,121
Xilinx, Inc.	544	25,552
Total Semiconductors		1,730,730
Software — 1.9%
Activision Blizzard, Inc.	552	21,368
Adobe Systems, Inc.*	786	73,836
Akamai Technologies, Inc.*	736	38,736
CA, Inc.	462	13,195
Cerner Corp.*	753	45,308
Citrix Systems, Inc.*	785	59,385
Dun & Bradstreet Corp. (The)	219	22,761
Electronic Arts, Inc.*	712	48,929
Fidelity National Information Services, Inc.	600	36,360
Fiserv, Inc.*	353	32,285

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS
Software (continued)
Intuit, Inc.	539	$52,014
Microsoft Corp.	596	33,066
Oracle Corp.	1,131	41,315
Paychex, Inc.	497	26,286
Red Hat, Inc.*	339	28,073
salesforce.com, Inc.*	224	17,562
Total Software		590,479
Telecommunications — 0.9%
AT&T, Inc.	849	29,214
Cisco Systems, Inc.	2,028	55,070
Juniper Networks, Inc.	4,663	128,699
Level 3 Communications, Inc.*	325	17,667
Motorola Solutions, Inc.	338	23,136
Verizon Communications, Inc.	759	35,081
Total Telecommunications		288,867
Textiles — 0.1%
Mohawk Industries, Inc.*	169	32,007
Toys/Games/Hobbies — 0.2%
Hasbro, Inc.	495	33,343
Mattel, Inc.	705	19,155
Total Toys/Games/Hobbies		52,498
Transportation — 2.4%
C.H. Robinson Worldwide, Inc.	631	39,135
CSX Corp.	2,723	70,662
Expeditors International of Washington, Inc.	577	26,023
FedEx Corp.	907	135,134
JB Hunt Transport Services, Inc.	1,225	89,866
Kansas City Southern	1,002	74,819
Norfolk Southern Corp.	597	50,500
Ryder System, Inc.	2,299	130,652
Union Pacific Corp.	1,138	88,992
United Parcel Service, Inc., Class B	440	42,341
Total Transportation		748,124
Total Common Stocks (Cost $31,641,832)		31,732,663
MONEY MARKET FUND — 0.3%
Fidelity Institutional Prime Money Market Portfolio – Class I, 0.28%(b) (Cost $88,979)	88,979	88,979
REPURCHASE AGREEMENTS — 3.0%(c)
Citibank NA, dated 12/31/15, due 01/04/16, 0.34%, total to be received $140,758, (collateralized by various U.S. Government Agency Obligations, 0.00% – 11.50%, 01/15/16 – 04/01/51, totaling $143,059)	$140,753	140,753

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Merrill Lynch Pierce Fenner & Smith Inc., dated 12/31/15, due 01/04/16, 0.31%, total to be received $250,009, (collateralized by various U.S. Government Agency Obligations, 3.00% – 4.50%, 11/15/42 – 02/20/45, totaling $254,290)	$250,000	$250,000
Mizuho Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.30%, total to be received $250,008, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 06/13/16 – 03/01/44, totaling $254,304)	250,000	250,000
Nomura Securities International, Inc., dated 12/31/15, due 01/04/16, 0.33%, total to be received $250,009, (collateralized by various U.S. Government Agency Obligations, 0.00% – 10.50%, 01/15/16 – 10/20/65, totaling $254,303)	250,000	250,000
Royal Bank Of Scotland PLC, dated 12/31/15, due 01/04/16, 0.30%, total to be received $47,597, (collateralized by various U.S. Government Agency Obligations, 0.07% – 3.25%, 07/31/16 – 11/15/23, totaling $48,393)	47,595	47,595
Total Repurchase Agreements (Cost $938,348)		938,348
Total Investments — 103.1% (Cost $32,669,159)		32,759,990
Liabilities in Excess of Other Assets — (3.1)%		(982,333)
Net Assets — 100.0%		$31,777,657

PLC — Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,838,745; the aggregate market value of the collateral held by the fund is $1,880,409. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $942,061.
(b)	Rate shown reflects the 7-day yield as of December 31, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	0.5%
Aerospace/Defense	1.0
Agriculture	0.4
Airlines	2.6
Apparel	1.4
Auto Manufacturers	1.6
Auto Parts & Equipment	1.4
Banks	4.2
Beverages	1.5
Biotechnology	1.8
Building Materials	1.1
Chemicals	3.5
Coal	0.1
Commercial Services	3.2
Computers	3.5
Cosmetics/Personal Care	0.2
Distribution/Wholesale	1.1
Diversified Financial Services	5.2
Electric	2.0
Electrical Components & Equipment	0.4
Electronics	2.0
Engineering & Construction	0.8
Environmental Control	0.3
Food	1.4
Forest Products & Paper	0.4
Gas	0.3
Hand/Machine Tools	0.6
Healthcare – Products	2.4
Healthcare – Services	3.0
Home Builders	1.3
Home Furnishings	1.2
Household Products/Wares	0.2

% of Net Assets
Housewares	0.1%
Insurance	6.0
Internet	2.7
Iron/Steel	0.1
Leisure Time	1.7
Lodging	0.9
Machinery – Construction & Mining	0.1
Machinery – Diversified	1.0
Media	4.5
Metal Fabricate/Hardware	0.2
Mining	0.3
Miscellaneous Manufacturing	1.9
Office/Business Equipment	0.6
Oil & Gas	1.5
Oil & Gas Services	0.1
Packaging & Containers	1.0
Pharmaceuticals	5.4
Pipelines	0.7
Real Estate	0.3
Real Estate Investment Trust	0.9
Retail	8.3
Semiconductors	5.4
Software	1.9
Telecommunications	0.9
Textiles	0.1
Toys/Games/Hobbies	0.2
Transportation	2.4
Money Market Fund	0.3
Repurchase Agreements	3.0
Total Investments	103.1
Liabilities in Excess of Other Assets	(3.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA GLOBAL BOND ETF
Schedule of Investments

December 31, 2015 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 98.8%
Asset Allocation Fund — 6.6%
SPDR Barclays Convertible Securities ETF	36,405	$1,575,608
Debt Fund — 92.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	24,650	2,810,346
iShares International Treasury Bond ETF(a)	13,209	1,184,451
PIMCO 1 – 5 Year U.S. TIPS Index ETF	18,672	958,434
PowerShares Build America Bond Portfolio	16,428	476,248
PowerShares Emerging Markets Sovereign Debt Portfolio	51,383	1,403,270
PowerShares Financial Preferred Portfolio(a)	123,675	2,328,800
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	37,885	947,883
PowerShares International Corporate Bond Portfolio	46,498	1,173,145
PowerShares National AMT-Free Municipal Bond Portfolio	28,742	732,059
PowerShares Senior Loan Portfolio	62,826	1,407,302
SPDR Barclays High Yield Bond ETF	52,904	1,793,975
SPDR DB International Government Inflation-Protected Bond ETF(a)	18,201	917,876
SPDR Nuveen S&P High Yield Municipal Bond ETF	19,048	1,086,688
Vanguard Intermediate-Term Government Bond ETF(a)	11,041	711,482
Vanguard Long-Term Government Bond ETF(a)	9,403	701,652
Vanguard Mortgage-Backed Securities ETF	45,099	2,374,462
WisdomTree Emerging Markets Corporate Bond Fund	14,061	922,120
Total Debt Fund		21,930,193
Total Exchange Traded Funds (Cost $24,447,482)		23,505,801
MONEY MARKET FUND — 1.0%
Fidelity Institutional Prime Money Market Portfolio – Class I, 0.28%(b) (Cost $240,196)	240,196	240,196
REPURCHASE AGREEMENTS — 13.8%(c)
Citibank NA, dated 12/31/15, due 01/04/16, 0.34%, total to be received $491,012, (collateralized by various U.S. Government Agency Obligations, 0.00% – 11.50%, 01/15/16 – 04/01/51, totaling $499,036)	$490,993	490,993

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
HSBC Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.28%, total to be received $761,882, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.25%, 01/15/16 – 11/15/43, totaling $774,605)	$761,858	$761,858
Mizuho Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.30%, total to be received $761,883, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 06/13/16 – 03/01/44, totaling $774,974)	761,858	761,858
Nomura Securities International, Inc., dated 12/31/15, due 01/04/16, 0.33%, total to be received $761,883, (collateralized by various U.S. Government Agency Obligations, 0.00% – 10.50%, 01/15/16 – 10/20/65, totaling $774,972)	761,858	761,858
RBC Capital Markets LLC, dated 12/31/15, due 01/04/16, 0.28%, total to be received $496,699, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.00%, 04/20/25 – 03/20/65, totaling $505,153)	496,684	496,684
Total Repurchase Agreements (Cost $3,273,251)		3,273,251
Total Investments — 113.6% (Cost $27,960,929)		27,019,248
Liabilities in Excess of Other Assets — (13.6)%		(3,231,506)
Net Assets — 100.0%		$23,787,742

ETF — Exchange Traded Fund

TIPS — Treasury Inflation Protected Securities

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,201,031; the aggregate market value of the collateral held by the fund is $3,273,251.
(b)	Rate shown reflects the 7-day yield as of December 31, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Asset Allocation Fund	6.6%
Debt Fund	92.2
Money Market Fund	1.0
Repurchase Agreements	13.8
Total Investments	113.6
Liabilities in Excess of Other Assets	(13.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.1%
ARGENTINA — 2.5%
Banco Macro SA*(a)	2,702	$157,040
Telecom Argentina SA(a)	7,479	120,188
YPF SA(a)	9,562	150,315
Total Argentina		427,543
BRAZIL — 7.7%
Banco Bradesco SA(a)	35,788	172,140
Braskem SA(a)(b)	15,864	214,799
BRF SA(a)	8,901	123,012
Cia Brasileira de Distribuicao Grupo Pao de Acucar(a)(b)	10,887	114,531
Cia de Saneamento Basico do Estado de Sao Paulo(a)(b)	35,181	161,833
Cia Paranaense de Energia(a)	12,801	75,142
Cielo SA(a)(b)	5,901	49,037
CPFL Energia SA*(a)(b)	13,717	101,780
Fibria Celulose SA(a)(b)	15,899	201,758
Gerdau SA(a)	27,038	32,446
Itau Unibanco Holding SA(a)	11,609	75,575
Total Brazil		1,322,053
CANADA — 4.8%
Bank of Montreal	626	35,319
Bank of Nova Scotia	2,050	82,902
Cameco Corp.	5,490	67,692
Canadian Imperial Bank of Commerce	315	20,749
Canadian Pacific Railway Ltd.	878	112,033
Gildan Activewear, Inc.	2,891	82,162
Magna International, Inc.	2,503	101,522
Manulife Financial Corp.	6,568	98,389
Royal Bank of Canada	1,041	55,777
Silver Wheaton Corp.	10,516	130,609
Sun Life Financial, Inc.	354	11,045
Total Canada		798,199
CHILE — 0.3%
Enersis SA(a)	4,120	50,058
CHINA — 5.8%
Alibaba Group Holding Ltd.*(a)(b)	1,065	86,553
Baidu, Inc.*(a)	478	90,361
China Life Insurance Co., Ltd.(a)	7,412	118,518
China Unicom Hong Kong Ltd.(a)	6,259	75,484
Ctrip.com International Ltd.*(a)(b)	756	35,025
NetEase, Inc.(a)	835	151,335
Qihoo 360 Technology Co., Ltd.*(a)(b)	3,238	235,759
Tencent Holdings Ltd.(a)	5,090	99,866
Vipshop Holdings Ltd.*(a)	6,686	102,095
Total China		994,996
DENMARK — 0.6%
Novo Nordisk A/S(a)	1,781	103,440

Investments	Shares	Value
COMMON STOCKS (continued)
FRANCE — 6.6%
Alcatel-Lucent*(a)(b)	163,458	$626,043
Orange SA(a)	30,254	503,124
Total France		1,129,167
GERMANY — 4.8%
Volkswagen AG(a)(b)	26,692	826,784
HONG KONG — 2.7%
CK Hutchison Holdings Ltd.(a)	35,260	473,895
INDIA — 3.2%
Dr Reddy’s Laboratories Ltd.(a)(b)	685	31,709
HDFC Bank Ltd.(a)	2,066	127,266
ICICI Bank Ltd.(a)	18,617	145,771
Infosys Ltd.(a)	1,486	24,891
Tata Motors Ltd.*(a)	6,106	179,944
Wipro Ltd.(a)(b)	4,067	46,933
Total India		556,514
INDONESIA — 0.4%
PT Telekomunikasi Indonesia Tbk(a)	1,701	75,524
IRELAND — 8.4%
CRH PLC(a)	21,520	620,206
Ryanair Holdings PLC(a)	6,830	590,522
Shire PLC(a)	1,205	247,026
Total Ireland		1,457,754
JAPAN — 6.4%
Honda Motor Co., Ltd.(a)	11,842	378,115
Mitsubishi UFJ Financial Group, Inc.(a)	33,132	206,081
Nippon Telegraph & Telephone Corp.(a)	3,834	152,363
Sumitomo Mitsui Financial Group, Inc.(a)	23,833	180,892
Toyota Motor Corp.(a)	1,347	165,735
Total Japan		1,083,186
LUXEMBOURG — 0.5%
Oriflame Cosmetics SA*(a)	12,213	85,491
MEXICO — 1.7%
America Movil SAB de CV, Class L(a)	8,642	121,507
Grupo Financiero Santander Mexico SAB de CV, Class B(a)	11,086	96,116
Grupo Televisa SAB(a)	2,759	75,072
Total Mexico		292,695
NETHERLANDS — 12.3%
Aegon NV(c)	80,545	456,690
ING Groep NV(a)	22,910	308,369
Koninklijke Philips NV(c)	24,077	612,760
VimpelCom Ltd.(a)(b)	219,099	718,644
Total Netherlands		2,096,463

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Shares/ Shares	Value
COMMON STOCKS (continued)
NORWAY — 1.7%
Norsk Hydro ASA(a)	77,880	$293,218
RUSSIA — 1.3%
Gazprom OAO(a)	49,122	180,277
Mobile TeleSystems PJSC(a)	8,978	55,484
Total Russia		235,761
SOUTH AFRICA — 2.3%
Gold Fields Ltd.(a)	74,322	205,872
Sibanye Gold Ltd.(a)	31,181	189,892
Total South Africa		395,764
SOUTH KOREA — 2.3%
Korea Electric Power Corp.(a)	9,207	194,912
POSCO(a)	4,327	153,002
SK Telecom Co., Ltd.(a)	1,398	28,170
Total South Korea		376,084
SPAIN — 5.1%
Banco Bilbao Vizcaya Argentaria SA(a)	82,846	607,261
Banco Santander SA(a)	54,665	266,219
Total Spain		873,480
SWEDEN — 2.4%
Telefonaktiebolaget LM Ericsson(a)	43,088	414,076
SWITZERLAND — 3.5%
STMicroelectronics NV(c)	88,595	590,043
TAIWAN — 1.0%
Advanced Semiconductor Engineering, Inc.(a)	18,360	104,101
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	3,080	70,070
Total Taiwan		174,171
TURKEY — 0.8%
Turkiye Garanti Bankasi AS(a)	59,864	142,476
UNITED KINGDOM — 6.2%
Aviva PLC(a)(b)	15,816	240,561
Barclays PLC(a)	38,538	499,452
Prudential PLC(a)	7,426	334,764
Total United Kingdom		1,074,777
UNITED STATES — 3.8%
Carnival PLC(a)	7,460	424,623
lululemon athletica, Inc.*(b)	928	48,692
Valeant Pharmaceuticals International, Inc.*	1,673	170,060
Total United States		643,375
Total Common Stocks (Cost $18,320,007)		16,986,987

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
MONEY MARKET FUND — 1.1%
Fidelity Institutional Prime Money Market Portfolio – Class I, 0.28%(d) (Cost $194,771)	194,771	$194,771
REPURCHASE AGREEMENTS — 8.7%(e)
Citibank NA, dated 12/31/15, due 01/04/16, 0.34%, total to be received $223,882, (collateralized by various U.S. Government Agency Obligations, 0.00% – 11.50%, 01/15/16 – 04/01/51, totaling $227,541)	$223,874	223,874
HSBC Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.28%, total to be received $347,389, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.25%, 01/15/16 – 11/15/43, totaling $353,190)	347,378	347,378
Mizuho Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.30%, total to be received $347,390, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 06/13/16 – 03/01/44, totaling $353,359)	$347,378	347,378
Nomura Securities International, Inc., dated 12/31/15, due 01/04/16, 0.33%, total to be received $347,391, (collateralized by various U.S. Government Agency Obligations, 0.00% – 10.50%, 01/15/16 – 10/20/65, totaling $353,357)	347,378	347,378
RBC Capital Markets LLC, dated 12/31/15, due 01/04/16, 0.28%, total to be received $226,480, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.00%, 04/20/25 – 03/20/65, totaling $230,335)	226,473	226,473
Total Repurchase Agreements (Cost $1,492,481)		1,492,481
Total Investments — 108.9% (Cost $20,007,259)		18,674,239
Liabilities in Excess of Other Assets — (8.9)%		(1,526,788)
Net Assets — 100.0%		$17,147,451

PLC — Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.

See accompanying Notes to Financial Statements.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,504,474; the aggregate market value of the collateral held by the fund is $1,561,896. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $69,415.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of December 31, 2015.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Airlines	3.4%
Apparel	0.5
Auto Manufacturers	9.0
Auto Parts & Equipment	0.6
Banks	18.5
Building Materials	3.6
Chemicals	1.3
Commercial Services	0.3
Computers	0.4
Cosmetics/Personal Care	0.5
Electric	2.5
Electronics	3.6
Food	1.4
Forest Products & Paper	1.2
Insurance	7.3
Internet	3.8
Iron/Steel	1.1
Leisure Time	2.5
Media	0.4
Mining	5.2
Oil & Gas	1.9
Pharmaceuticals	3.2
Retail	3.0
Semiconductors	4.5
Software	0.9
Telecommunications	16.9
Transportation	0.7
Water	0.9
Money Market Fund	1.1
Repurchase Agreements	8.7
Total Investments	108.9
Liabilities in Excess of Other Assets	(8.9)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MARKET ADAPTIVE UNCONSTRAINED INCOME ETF
(formerly AdvisorShares Sunrise Global Multi-Strategy ETF)
Schedule of Investments

December 31, 2015 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 88.0%
Asset Allocation Fund — 27.3%
SPDR Barclays Convertible Securities ETF	3,608	$156,154
Debt Fund — 60.7%
iShares iBoxx $Investment Grade Corporate Bond ETF	1,606	183,101
iShares JPMorgan USD Emerging Markets Bond ETF	1,549	163,853
Total Debt Fund		346,954
Total Exchange Traded Funds (Cost $512,392)		503,108
MONEY MARKET FUND — 15.2%
Goldman Sachs Financial Square Funds – Treasury Instruments Fund, 0.12%(a) (Cost $87,031)	87,031	87,031
Total Investments — 103.2% (Cost $599,423)		590,139
Liabilities in Excess of Other Assets — (3.2)%		(18,022)
Net Assets — 100.0%		$572,117

ETF — Exchange Traded Fund

(a)	Rate shown reflects the 7-day yield as of December 31, 2015.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Asset Allocation Fund	27.3%
Debt Fund	60.7
Money Market Fund	15.2
Total Investments	103.2
Liabilities in Excess of Other Assets	(3.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF
Schedule of Investments

December 31, 2015 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 96.5%
Equity Fund — 96.5%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	35,558	$965,755
Deutsche X-Trackers MSCI Emerging Markets Hedged Equity ETF	100,941	1,845,201
Financial Select Sector SPDR Fund	40,631	966,205
Guggenheim S&P 500 Equal Weight ETF	25,417	1,947,959
iShares Core S&P 500 ETF	9,699	1,987,034
iShares Core S&P Small-Cap ETF	17,404	1,916,354
iShares S&P 500 Growth ETF	17,338	2,007,741
iShares S&P 500 Value ETF	22,105	1,956,956
iShares S&P Small-Cap 600 Growth ETF(a)	15,537	1,931,404
iShares S&P Small-Cap 600 Value ETF(a)	17,948	1,941,256
PowerShares QQQ Trust, Series 1(a)	8,675	970,386
Technology Select Sector SPDR Fund	23,459	1,004,749
Total Exchange Traded Funds (Cost $19,895,618)		19,441,000
MONEY MARKET FUND — 3.6%
Dreyfus Institutional Reserves Treasury Fund – Institutional Class, 0.09%(b) (Cost $726,721)	726,721	726,721
REPURCHASE AGREEMENTS — 6.4%(c)
Citibank NA, dated 12/31/15, due 01/04/16, 0.34%, total to be received $194,473, (collateralized by various U.S. Government Agency Obligations, 0.00% – 11.50%, 01/15/16 – 04/01/51, totaling $197,651)	$194,466	194,466
HSBC Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.28%, total to be received $301,756, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.25%, 01/15/16 – 11/15/43, totaling $306,796)	301,747	301,747
Mizuho Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.30%, total to be received $301,757, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 06/13/16 – 03/01/44, totaling $306,942)	301,747	301,747

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Nomura Securities International, Inc., dated 12/31/15, due 01/04/16, 0.33%, total to be received $301,758, (collateralized by various U.S. Government Agency Obligations, 0.00% – 10.50%, 01/15/16 – 10/20/65, totaling $306,941)	$301,747	$301,747
RBC Capital Markets LLC, dated 12/31/15, due 01/04/16, 0.28%, total to be received $196,717 (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.00%, 04/20/25 – 03/20/65, totaling $200,065)	196,711	196,711
Total Repurchase Agreements (Cost $1,296,418)		1,296,418
Total Investments — 106.5% (Cost $21,918,757)		21,464,139
Liabilities in Excess of Other Assets — (6.5)%		(1,313,362)
Net Assets — 100.0%		$20,150,777

ETF — Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,266,828; the aggregate market value of the collateral held by the fund is $1,296,418.
(b)	Rate shown reflects the 7-day yield as of December 31, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	96.5%
Money Market Fund	3.6
Repurchase Agreements	6.4
Total Investments	106.5
Liabilities in Excess of Other Assets	(6.5)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MORGAN CREEK GLOBAL TACTICAL ETF
Schedule of Investments

December 31, 2015 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 39.1%
Currency Fund — 6.9%
PowerShares DB US Dollar Index Bullish Fund*(a)	8,768	$224,899
ProShares UltraShort Euro*	7,569	193,237
ProShares UltraShort Yen*	2,263	198,895
Total Currency Fund		617,031
Debt Fund — 4.2%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares*	5,108	379,167
Equity Fund — 28.0%
Energy Select Sector SPDR Fund	1,220	73,871
Global X FTSE Portugal 20 ETF	12,454	125,910
iShares China Large-Cap ETF	1,517	53,535
iShares MSCI Europe Financials ETF	8,215	166,929
iShares MSCI Italy Capped ETF(a)	10,007	137,496
iShares MSCI Spain Capped ETF(a)	4,269	120,685
iShares Residential Real Estate Capped ETF	3,752	237,952
Technology Select Sector SPDR Fund	13,260	567,925
Vanguard Global ex-U.S. Real Estate ETF	7,095	362,555
WisdomTree India Earnings Fund(a)	2,298	45,638
WisdomTree Japan Hedged Equity Fund	9,096	455,527
WisdomTree Japan Hedged Financials Fund(a)	6,552	170,418
Total Equity Fund		2,518,441
Total Exchange Traded Funds (Cost $3,604,604)		3,514,639
CLOSED-END FUND — 2.1%
Country Fund — 2.1%
Morgan Stanley China A Share Fund, Inc. (Cost $236,666)	9,526	189,663
MONEY MARKET FUND — 59.9%
Goldman Sachs Financial Square Fund, 0.30%(b) (Cost $5,381,819)	5,381,819	5,381,819

Investments	Principal	Value
REPURCHASE AGREEMENT — 2.2%(c)
Nomura Securities International, Inc., dated 12/31/15, due 01/04/16, 0.33%, total to be received $195,471, (collateralized by various U.S. Government Agency Obligations, 0.00% – 10.50%, 01/15/16 – 10/20/65, totaling $198,829) (Cost $195,464)	$195,464	$195,464
Total Investments — 103.3% (Cost $9,418,553)		9,281,585
Liabilities in Excess of Other Assets — (3.3)%		(298,148)
Net Assets — 100.0%		$8,983,437

ETF — Exchange Traded Fund

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $190,571; the aggregate market value of the collateral held by the fund is $195,464.
(b)	Rate shown reflects the 7-day yield as of December 31, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Country Fund	2.1%
Currency Fund	6.9
Debt Fund	4.2
Equity Fund	28.0
Money Market Fund	59.9
Repurchase Agreements	2.2
Total Investments	103.3
Liabilities in Excess of Other Assets	(3.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments

December 31, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES — 34.4%
Commercial Mortgage Backed Securities — 18.7%
Access Point Funding I LLC, Class A, Series 2015-A, 2.61%, 04/15/20‡	$161,195	$160,994
Aventura Mall Trust, Class A, Series 2013-AVM, 3.87%, 12/05/32@‡	115,000	120,292
BAMLL-DB Trust, Class A2FX, Series 2012-OSI, 3.35%, 04/13/29‡	274,872	277,540
Banc of America Commercial Mortgage Trust, Class A4, Series 2007-2, 5.79%, 04/10/49@	1,514,000	1,533,796
Bayview Commercial Asset Trust, Class A3, Series 2008-1, 1.92%, 01/25/38@‡	285,197	277,160
Bcrr Trust, Class 2A1, Series 2009-1, 5.86%, 07/17/40@‡	125,193	126,213
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2006-PW14, 5.24%, 12/11/38	285,000	290,743
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2005-PW10, 5.45%, 12/11/40@	73,831	73,758
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2006-PW13, 5.58%, 09/11/41@	885,000	904,526
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW15, 5.36%, 02/11/44	265,000	270,208
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW18, 6.08%, 06/11/50@	820,000	872,656
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW17, 5.88%, 06/11/50@	990,000	1,042,386
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW17, 5.92%, 06/11/50@	630,633	658,230
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW18, 5.70%, 06/11/50	970,000	1,012,000
CD Commercial Mortgage Trust, Class AMFX, Series 2007-CD4, 5.37%, 12/11/49@	895,000	914,234
CD Commercial Mortgage Trust, Class A4, Series 2007-CD4, 5.32%, 12/11/49	1,133,993	1,153,883
Citigroup Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.90%, 12/10/49@	140,000	144,809

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust, Class AM, Series 2008-C7, 6.34%, 12/10/49@	$530,000	$564,246
Citigroup Commercial Mortgage Trust, Class A1A, Series 2007-C6, 5.90%, 12/10/49@	1,389,628	1,440,684
Citigroup Commercial Mortgage Trust, Class MLSR, Series 2010-RR3, 5.81%, 06/14/50@‡	777,965	806,425
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50‡	876,828	868,396
Commercial Mortgage Lease-Backed Certificates, Class A3, Series 2001-CMLB, 7.47%, 06/20/31@‡	460,000	545,217
Commercial Mortgage Trust, Class AM, Series 2007-GG11, 5.87%, 12/10/49@	1,050,000	1,092,073
Credit Suisse Commercial Mortgage Trust, Class A1A, Series 2007-C1, 5.36%, 02/15/40	477,617	490,927
Credit Suisse Commercial Mortgage Trust, Class 1A, Series 2010-RR7, 5.38%, 08/12/48@‡	441,784	451,180
DBUBS Mortgage Trust, Class A2, Series 2011-LC3A, 3.64%, 08/10/44	818,909	822,303
Extended Stay America Trust, Class A17, Series 2013-ESH7, 2.30%, 12/05/31‡	735,000	733,016
GS Mortgage Securities Trust, Class A1A, Series 2007-GG10, 5.99%, 08/10/45@	2,320,636	2,415,323
GS Mortgage Securities Trust, Class A4, Series 2007-GG10, 5.99%, 08/10/45@	895,947	921,489
Hilton USA Trust, Class EFX, Series 2013-HLT, 5.61%, 11/05/30@‡	535,000	536,302
JPMorgan Chase Commercial Mortgage Securities Trust, Class B, Series 2015-SGP, 3.08%, 07/15/36@‡	535,000	536,951
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP7, 6.11%, 04/15/45@	1,190,000	1,201,804
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2006-LDP7, 6.11%, 04/15/45@	137,290	137,772
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP9, 5.37%, 05/15/47	980,000	997,282

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Class A3, Series 2006-LDP9, 5.34%, 05/15/47	$2,376,743	$2,422,273
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2007-LDPX, 5.46%, 01/15/49@	275,000	280,417
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2007-CB19, 5.89%, 02/12/49@	1,578,180	1,629,242
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2007-LD12, 5.88%, 02/15/51@	2,255,000	2,340,995
LB Commercial Mortgage Trust, Class A4, Series 2007-C3, 6.10%, 07/15/44@	595,676	618,435
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C2, 5.43%, 02/15/40	1,027,482	1,055,311
LB-UBS Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.86%, 07/15/40@	1,068,150	1,100,143
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 09/15/45@	666,546	700,294
Merrill Lynch Mortgage Trust, Class AM, Series 2006-C1, 5.91%, 05/12/39@	890,000	893,671
Morgan Stanley Capital I Trust, Class A4, Series 2008-T29, 6.46%, 01/11/43@	170,268	181,372
Morgan Stanley Capital I Trust, Class AM, Series 2008-T29, 6.46%, 01/11/43@	860,000	922,390
Morgan Stanley Capital I Trust, Class A4, Series 2006-IQ12, 5.33%, 12/15/43	436,117	444,097
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ14, 5.69%, 04/15/49@	800,000	821,291
Morgan Stanley Capital I Trust, Class AM, Series 2007-IQ14, 5.87%, 04/15/49@	226,000	230,102
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ16, 5.81%, 12/12/49	365,502	382,197
Motel 6 Trust, Class B, Series 2015-MTL6, 3.30%, 02/05/30‡	385,000	381,915
VFC LLC, Class A, Series 2014-2, 2.75%, 07/20/30‡	34,998	34,975
Wachovia Bank Commercial Mortgage Trust, Class A5, Series 2007-C30, 5.34%, 12/15/43	921,336	943,047

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust, Class AM, Series 2007-C30, 5.38%, 12/15/43	$870,000	$899,537
Wachovia Bank Commercial Mortgage Trust, Class AM, Series 2007-C31, 5.59%, 04/15/47@	1,380,000	1,431,586
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 04/15/47	770,000	792,092
Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.90%, 06/15/49@	1,045,000	1,071,615
Total Commercial Mortgage Backed Securities		43,971,815
Residential Mortgage Backed Securities — 15.4%
Alternative Loan Trust, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	170,949	181,228
American Homes 4 Rent, Class A, Series 2014-SFR1, 1.35%, 06/17/31@‡	272,502	267,606
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.78%, 06/25/35#	322,485	332,414
B2R Mortgage Trust, Class A1, Series 2015-1, 2.52%, 05/15/48‡	224,978	220,543
Banc of America Alternative Loan Trust, Class 2A1, Series 2003-10, 6.00%, 12/25/33	611,108	634,210
Banc of America Funding Trust, Class 5A1, Series 2004-A, 2.62%, 07/20/34@	178,644	178,042
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	233,911	236,532
Banc of America Mortgage Trust, Class 4A1, Series 2004-5, 4.75%, 06/25/19	346,893	348,665
Banc of America Mortgage Trust, Class 6A3, Series 2004-7, 4.50%, 08/25/19	513,304	513,759
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37#	511,194	538,974
Bear Stearns ARM Trust, Class 21A1, Series 2004-1, 2.36%, 04/25/34@	692,770	687,547
Bear Stearns ARM Trust, Class 15A1, Series 2004-10, 2.84%, 01/25/35@	1,058,782	1,060,057
Bear Stearns ARM Trust, Class 12A3, Series 2004-10, 2.89%, 01/25/35@	379,467	376,328

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.35%, 09/25/34#	$438,000	$459,630
Citicorp Residential Mortgage Trust, Class A4, Series 2006-1, 5.67%, 07/25/36#	391,142	404,274
Citicorp Residential Mortgage Trust, Class A6, Series 2007-2, 5.47%, 06/25/37#	308,857	320,432
Citigroup Mortgage Loan Trust, Class A, Series 2014-A, 4.00%, 01/25/35@‡	633,443	658,096
Citigroup Mortgage Loan Trust, Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡	589,668	597,830
Citigroup Mortgage Loan Trust, Class A1, Series 2015-A, 3.50%, 06/25/58@	456,802	457,923
Citigroup Mortgage Loan Trust, Inc., Class A2, Series 2003-UP3, 7.00%, 09/25/33	207,782	219,849
Citigroup Mortgage Loan Trust, Inc., Class A3, Series 2004-UST1, 2.31%, 08/25/34@	335,692	337,069
Colony American Finance Ltd., Class A, Series 2015-1 (Cayman Islands), 2.90%, 10/15/47‡	439,201	433,273
Countrywide Asset-Backed Certificates, Class A3, Series 2004-S1, 5.12%, 02/25/35#	609,562	621,867
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 3.03%, 04/25/43@‡	1,053,002	1,062,962
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-8, 4.50%, 12/25/19	106,522	108,116
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 2.48%, 09/25/34@	199,346	198,959
FDIC Trust, Class A, Series 2013-N1, 4.50%, 10/25/18‡	78,551	78,796
Federal Home Loan Mortgage Corporation, Class M2, Series 2014-DN2, 2.07%, 04/25/24@	500,000	491,736
GMACM Mortgage Loan Trust, Class 12A, Series 2004-AR1, 3.07%, 06/25/34@	496,254	506,408
GSAA Trust, Class AF4, Series 2005-1, 5.62%, 11/25/34#	176,250	186,133
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 2.31%, 06/25/34@	715,003	697,284

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
GSR Mortgage Loan Trust, Class 2A2, Series 2007-1F, 5.50%, 01/25/37	$26,149	$25,029
Home Equity Loan Trust, Class AIIB, Series 2003-HS2, 0.67%, 06/25/28@	282,418	270,341
Irwin Home Equity Loan Trust, Class M1, Series 2003-A, 1.97%, 10/25/27@	292,420	290,099
Jefferies Resecuritization Trust, Class 1A1, Series 2014-R1, 4.00%, 12/27/37‡	527,240	528,799
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡	229,913	235,768
JPMorgan Mortgage Trust, Class 1A1, Series 2004-A3, 2.50%, 07/25/34@	328,263	327,143
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 2.72%, 08/25/34@	333,365	335,285
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 2.15%, 04/25/35@	802,901	787,857
JPMorgan Mortgage Trust, Class 1A1, Series 2014-1, 4.00%, 01/25/44@‡	359,167	375,415
JPMorgan Trust, Class A2, Series 2015-5, 2.91%, 05/25/45@‡	946,827	955,415
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	425,140	449,172
MASTR Asset Securitization Trust, Class 1A1, Series 2005-1, 5.00%, 05/25/20	267,448	270,206
MASTR Asset Securitization Trust, Class 4A5, Series 2003-5, 5.50%, 06/25/33	519,682	527,488
Mastr Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡#	399,737	406,216
Merrill Lynch Mortgage Investors Trust, Class A1, Series 2004-A4, 2.56%, 08/25/34@	863,927	882,266
Morgan Stanley Residential Mortgage Loan Trust, Class A1, Series 2014-1A, 2.99%, 06/25/44@‡	692,017	702,979
New Residential Mortgage Loan Trust, Class A, Series 2014-1A, 3.75%, 01/25/54@‡	750,587	767,766
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡	363,626	370,414
New Residential Mortgage Loan Trust, Class AFX3, Series 2014-3A, 3.75%, 11/25/54@‡	872,862	889,716

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
New Residential Mortgage Loan Trust, Class A1, Series 2015-2A, 3.75%, 08/25/55@	$1,046,332	$1,064,734
NovaStar Mortgage Funding Trust, Class M5, Series 2004-4, 2.15%, 03/25/35@	1,205,000	1,173,392
RALI Trust, Class A3, Series 2003-QS22, 5.38%, 12/26/33	12,857	12,876
RALI Trust, Class CB5, Series 2003-QS17, 5.50%, 09/25/33	356,222	368,068
RASC Series Trust, Class AI6, Series 2004-KS2, 4.30%, 03/25/34@	108,469	109,841
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 2.67%, 02/25/34@	447,151	437,951
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 2.58%, 04/25/34@	890,513	892,776
Structured Adjustable Rate Mortgage Loan Trust, Class 3A1, Series 2004-4, 2.58%, 04/25/34@	167,215	166,087
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-5, 2.55%, 05/25/34@	361,604	361,497
Structured Asset Sec Corp. Pass-Through Cert., Class A3, Series 2002-AL1, 3.45%, 02/25/32	1,006,134	997,123
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 4.42%, 12/25/33@	307,136	308,860
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.50%, 02/25/34#	610,142	637,169
Structured Asset Securities Corp. Assistance Loan Trust, Class A, Series 2003-AL1, 3.36%, 04/25/31‡	1,195,468	1,180,834
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 1A1, Series 2003-33H, 5.50%, 10/25/33	435,005	445,329
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 2.79%, 11/25/33@	320,793	316,668
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 3A3, Series 2004-15, 5.50%, 09/25/34	280,479	285,076

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Towd Point Mortgage Trust, Class A1B, Series 2015-3, 3.00%, 03/25/54@‡	$627,915	$626,786
Vericrest Opportunity Loan Trust, Class A1, Series 2014-NPL9, 3.38%, 11/25/54‡#	204,513	202,849
Vericrest Opportunity Loan Trust, Class A1, Series 2015-NPL3, 3.38%, 10/25/58‡#	358,605	355,019
VOLT XXII LLC, Class A1, Series 2015-NPL4, 3.50%, 02/25/55‡#	255,208	252,505
VOLT XXXI LLC, Class A1, Series 2015-NPL2, 3.38%, 02/25/55‡#	388,415	384,147
WaMu Mortgage Pass-Through Certificates, Class A1, Series 2003-AR6, 2.55%, 06/25/33@	288,910	289,564
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Class 2A1, Series 2003-AR4, 2.24%, 08/25/33@	189,673	187,704
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2003-G, 2.62%, 06/25/33@	31,301	31,621
Wells Fargo Mortgage Backed Securities Trust, Class 5A1, Series 2003-J, 2.62%, 10/25/33@	200,786	203,321
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2003-J, 2.63%, 10/25/33@	198,010	199,929
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-A, 2.80%, 02/25/34@	245,239	245,913
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 2.74%, 07/25/34@	161,586	163,230
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 2.74%, 07/25/34@	449,183	451,087
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 2.74%, 10/25/34@	509,535	509,609
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2004-Z, 2.85%, 12/25/34@	189,805	190,105
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-14, 5.50%, 12/25/35	141,735	145,454

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
WinWater Mortgage Loan Trust, Class A1, Series 2014-1, 3.96%, 06/20/44@‡	$567,374	$584,464
Total Residential Mortgage Backed Securities		36,595,504
U.S. Government Agency Securities — 0.3%
Federal Home Loan Mortgage Corporation, Class J, Series 2012-4011, 4.00%, 12/15/41	612,447	645,815
Total Mortgage Backed Securities (Cost $83,603,545)		81,213,134
ASSET BACKED SECURITIES — 24.7%
AmeriCredit Automobile Receivables, Class C, Series 2015-4, 2.88%, 07/08/21	715,000	711,216
AmeriCredit Automobile Receivables Trust, Class C, Series 2014-2, 2.18%, 06/08/20	500,000	498,869
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-3, 2.73%, 03/08/21	655,000	650,973
AmeriCredit Automobile Receivables Trust, Class D, Series 2012-4, 2.68%, 10/09/18	1,050,000	1,058,270
AmeriCredit Automobile Receivables Trust, Class D, Series 2013-2, 2.42%, 05/08/19	575,000	576,794
AmeriCredit Automobile Receivables Trust, Class D, Series 2014-1, 2.54%, 06/08/20	755,000	754,153
Ascentium Equipment Receivables LLC, Class B, Series 2015-1A, 2.26%, 06/10/21‡	600,000	597,844
Associates Manufactured Housing Pass-Through Certificates, Class B1, Series 1996-1, 8.00%, 03/15/27@	232,534	249,895
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2012-3A, 2.10%, 03/20/19‡	500,000	499,680
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2013-1A, 1.92%, 09/20/19‡	1,140,000	1,132,196
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2013-2A, 2.97%, 02/20/20‡	1,465,000	1,492,109

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
BankAmerica Manufactured Housing Contract Trust, Class B1, Series 1998-1, 7.81%, 08/10/25@	$214,970	$223,342
Beacon Container Finance LLC, Class A, Series 2012-1A, 3.72%, 09/20/27‡	598,045	596,363
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	215,272	213,266
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	488,834	480,866
California Republic Auto Receivables Trust, Class A4, Series 2014-3, 1.79%, 03/16/20	645,000	642,088
California Republic Auto Receivables Trust, Class B, Series 2014-2, 2.34%, 04/15/20	500,000	493,371
California Republic Auto Receivables Trust, Class B, Series 2015-3, 2.70%, 09/15/21	645,000	620,786
Capital Auto Receivables Asset Trust, Class C, Series 2013-1, 1.74%, 10/22/18	415,000	414,715
Capital Auto Receivables Asset Trust, Class C, Series 2013-4, 2.67%, 02/20/19	635,000	639,758
Capital Auto Receivables Asset Trust, Class C, Series 2015-2, 2.67%, 08/20/20	650,000	643,729
CarFinance Capital Auto Trust, Class B, Series 2013-2A, 3.15%, 08/15/19‡	350,000	351,845
CarFinance Capital Auto Trust, Class B, Series 2014-1A, 2.72%, 04/15/20‡	200,000	199,659
CarFinance Capital Auto Trust, Class B, Series 2014-2A, 2.64%, 11/16/20‡	480,000	475,295
CarFinance Capital Auto Trust, Class B, Series 2015-1A, 2.91%, 06/15/21‡	1,000,000	992,343
CarFinance Capital Auto Trust, Class D, Series 2014-1A, 4.90%, 04/15/20‡	415,000	415,959
CarMax Auto Owner Trust, Class B, Series 2014-4, 2.20%, 09/15/20	700,000	697,780
CarMax Auto Owner Trust, Class B, Series 2015-4, 2.16%, 08/16/21	713,000	704,086
CarMax Auto Owner Trust, Class C, Series 2015-2, 2.39%, 03/15/21	615,000	609,706
Carnow Auto Receivables Trust, Class D, Series 2014-1A, 4.16%, 11/15/18‡	400,000	397,964

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
CCG Receivables Trust, Class A3, Series 2015-1, 1.92%, 01/17/23‡	$1,000,000	$995,491
CCG Receivables Trust, Class B, Series 2014-1, 2.15%, 11/15/21‡	420,000	420,181
Centre Point Funding LLC, Class 1, Series 2012-2A, 2.61%, 08/20/21‡	737,008	727,833
Chrysler Capital Auto Receivables Trust, Class D, Series 2014-BA, 3.44%, 08/16/21‡	680,000	683,284
Citi Held For Asset Issuance, Class A, Series 2015-PM3, 2.56%, 05/16/22‡	700,000	699,887
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43‡	594,425	591,835
CLI Funding V LLC, Class A, Series 2014-2A, 3.38%, 10/18/29‡	441,562	428,558
Conseco Financial Corp., Class B1, Series 1995-5, 7.30%, 09/15/26@	323,131	337,529
Diamond Resorts Owner Trust, Class A, Series 2014-1, 2.54%, 05/20/27‡	485,501	481,900
Diamond Resorts Owner Trust, Class A, Series 2015-2, 2.99%, 05/22/28‡	436,252	436,126
Domino’s Pizza Master Issuer LLC, Class A2, Series 2012-1A, 5.22%, 01/25/42‡	194,989	200,766
DRB Prime Student Loan Trust, Class A3, Series 2015-D, 2.50%, 01/25/36‡	705,000	700,516
Drive Auto Receivables Trust, Class C, Series 2015-AA, 3.06%, 05/17/21‡	590,000	590,976
Drive Auto Receivables Trust, Class C, Series 2015-DA, 3.38%, 11/15/21‡	1,000,000	995,888
Drug Royalty II LP, Class A2, Series 2014-1, 3.48%, 07/15/23‡	361,668	364,468
DT Auto Owner Trust, Class C, Series 2013-2A, 3.06%, 09/16/19‡	306,949	307,548
DT Auto Owner Trust, Class C, Series 2014-1A, 2.64%, 10/15/19‡	670,000	670,925
DT Auto Owner Trust, Class C, Series 2014-2A, 2.46%, 01/15/20‡	300,000	299,669
DT Auto Owner Trust, Class C, Series 2014-3A, 3.04%, 09/15/20‡	560,000	560,548
DT Auto Owner Trust, Class C, Series 2015-3A, 3.25%, 07/15/21‡	655,000	650,163

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Class B, Series 2013-2A, 3.09%, 07/16/18‡	$157,073	$157,273
Exeter Automobile Receivables Trust, Class C, Series 2013-1A, 3.52%, 02/15/19‡	500,000	500,607
Exeter Automobile Receivables Trust, Class C, Series 2014-1A, 3.57%, 07/15/19‡	1,110,000	1,111,160
Exeter Automobile Receivables Trust, Class C, Series 2014-2A, 3.26%, 12/16/19‡	880,000	867,101
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20‡	500,000	495,758
Exeter Automobile Receivables Trust, Class C, Series 2015-2A, 3.90%, 03/15/21‡	600,000	591,165
Foursight Capital Automobile Receivables Trust, Class B, Series 2014-1, 3.56%, 11/22/21‡	500,000	503,450
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	456,591	452,874
Hertz Vehicle Financing II LP, Class A, Series 2015-2A, 2.02%, 09/25/19‡	1,075,000	1,061,040
Hertz Vehicle Financing LLC, Class A2, Series 2011-1A, 3.29%, 03/25/18‡	1,150,000	1,167,168
Hilton Grand Vacations Trust, Class A, Series 2013-A, 2.28%, 01/25/26‡	873,415	862,828
Hilton Grand Vacations Trust, Class A, Series 2014-AA, 1.77%, 11/25/26‡	295,446	290,033
Hyundai Auto Receivables Trust, Class B, Series 2015-C, 2.15%, 11/15/21	1,000,000	995,327
Hyundai Auto Receivables Trust, Class D, Series 2014-B, 2.51%, 12/15/20	425,000	421,456
Hyundai Auto Receivables Trust, Class D, Series 2015-A, 2.73%, 06/15/21	500,000	504,088
LEAF Receivables Funding 10 LLC, Class D, Series 2015-1, 3.74%, 05/17/21‡	615,000	597,561
LEAF Receivables Funding 9 LLC, Class D, Series 2013-1, 5.11%, 09/15/21‡	345,000	350,622
Marriott Vacation Club Owner Trust, Class A, Series 2012-1A, 2.51%, 05/20/30‡	888,367	887,866
Mid-State Trust, Class A4, Series 1997-6, 7.79%, 07/01/35	352,908	376,234
MVW Owner Trust, Class B, Series 2015-1A, 2.96%, 12/20/32‡	601,398	598,569

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	$301,237	$317,371
OneMain Financial Issuance Trust, Class A, Series 2014-1A, 2.43%, 06/18/24‡	730,000	727,697
OneMain Financial Issuance Trust, Class A, Series 2015-2A, 2.57%, 07/18/25‡	325,000	321,598
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	525,687	515,738
Santander Drive Auto Receivables Trust, Class C, Series 2012-3, 3.01%, 04/16/18	90,580	90,860
Santander Drive Auto Receivables Trust, Class C, Series 2012-4, 2.94%, 12/15/17	170,816	171,601
Santander Drive Auto Receivables Trust, Class C, Series 2013-3, 1.81%, 04/15/19	600,000	599,511
Santander Drive Auto Receivables Trust, Class C, Series 2014-3, 2.13%, 08/17/20	600,000	600,659
Santander Drive Auto Receivables Trust, Class D, Series 2012-2, 3.87%, 02/15/18	300,000	303,289
Santander Drive Auto Receivables Trust, Class D, Series 2012-6, 2.52%, 09/17/18	350,000	351,702
Santander Drive Auto Receivables Trust, Class D, Series 2013-1, 2.27%, 01/15/19	500,000	500,263
Santander Drive Auto Receivables Trust, Class D, Series 2013-5, 2.73%, 10/15/19	475,000	476,745
Santander Drive Auto Receivables Trust, Class D, Series 2014-4, 3.10%, 11/16/20	600,000	600,271
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-1A, 2.07%, 03/20/30‡	200,563	198,975
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-2A, 2.05%, 06/20/31‡	137,510	137,623
Sierra Timeshare Receivables Funding LLC, Class B, Series 2012-2A, 3.42%, 03/20/29‡	137,056	138,099
Silverleaf Finance XV LLC, Class A, Series 2012-D, 3.00%, 03/17/25‡	134,896	135,757
Silverleaf Finance XVIII LLC, Class A, Series 2014-A, 2.81%, 01/15/27‡	554,194	549,428
SLM Private Education Loan Trust, Class A2A, Series 2013-B, 1.85%, 06/17/30‡	500,000	486,703

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
SLM Private Education Loan Trust, Class A2A, Series 2013-C, 2.94%, 10/15/31‡	$270,000	$272,005
SLM Private Education Loan Trust, Class A2A, Series 2014-A, 2.59%, 01/15/26‡	1,275,000	1,269,315
SNAAC Auto Receivables Trust, Class C, Series 2014-1A, 2.21%, 01/15/20‡	655,000	655,647
SoFi Professional Loan Program LLC, Class A2, Series 2014-A, 3.02%, 10/25/27‡	230,878	231,108
SoFi Professional Loan Program LLC, Class A2, Series 2014-B, 2.55%, 08/27/29‡	664,936	659,788
SoFi Professional Loan Program LLC, Class A2, Series 2015-A, 2.42%, 03/25/30‡	370,798	364,854
TAL Advantage V LLC, Class A, Series 2013-1A, 2.83%, 02/22/38‡	394,167	392,239
TAL Advantage V LLC, Class A, Series 2014-3A, 3.27%, 11/21/39‡	445,833	438,674
TCF Auto Receivables Owner Trust, Class B, Series 2014-1A, 2.33%, 05/15/20‡	800,000	799,290
Tidewater Auto Receivables Trust, Class C, Series 2014-AA, 2.56%, 08/15/19‡	500,000	498,551
Trip Rail Master Funding LLC, Class A1, Series 2014-1A, 2.86%, 04/15/44‡	256,002	256,315
Trip Rail Master Funding LLC, Class A1A, Series 2011-1A, 4.37%, 07/15/41‡	304,704	312,770
U-Haul S Fleet LLC, Class 1, Series 2010-BT1A, 4.90%, 10/25/23‡	866,836	883,920
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31‡	566,511	558,167
Wendys Funding LLC, Class A2II, Series 2015-1A, 4.08%, 06/15/45‡	533,663	527,632
Westlake Automobile Receivables Trust, Class C, Series 2014-1A, 1.70%, 11/15/19‡	795,000	792,083
Westlake Automobile Receivables Trust, Class C, Series 2015-1A, 2.29%, 11/16/20‡	500,000	495,625
Total Asset Backed Securities (Cost $59,049,706)		58,603,064
CORPORATE BONDS — 19.6%
Consumer Discretionary — 1.5%
American Axle & Manufacturing, Inc., 5.13%, 02/15/19	115,000	116,581

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 09/30/22	$85,000	$86,063
CCO Safari II LLC, 4.46%, 07/23/22‡	175,000	174,585
Churchill Downs, Inc., 5.38%, 12/15/21‡	175,000	176,313
Lennar Corp., 4.50%, 11/15/19	305,000	311,672
Marriott International, Inc., Series N, 3.13%, 10/15/21	520,000	519,769
QVC, Inc., 3.13%, 04/01/19	505,000	498,804
Time Warner Cable, Inc., 6.75%, 07/01/18	205,000	223,795
Toll Brothers Finance Corp., 4.00%, 12/31/18	375,000	383,438
Toll Brothers Finance Corp., 6.75%, 11/01/19	117,000	129,285
TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.38%, 06/15/19	575,000	564,938
Wyndham Worldwide Corp., 2.50%, 03/01/18	450,000	448,337
Total Consumer Discretionary		3,633,580
Consumer Staples — 0.1%
Kraft Heinz Foods Co., 2.80%, 07/02/20‡	185,000	184,715
Energy — 1.5%
Antero Resources Corp., 5.63%, 06/01/23‡(a)	210,000	164,850
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22‡	155,000	107,725
Enbridge Energy Partners LP, 4.38%, 10/15/20	110,000	107,421
Kinder Morgan, Inc., 5.63%, 11/15/23‡	545,000	498,968
MPLX LP, 5.50%, 02/15/23‡	320,000	281,600
Newfield Exploration Co., 5.75%, 01/30/22	140,000	124,600
NGL Energy Partners LP/NGL Energy Finance Corp., 5.13%, 07/15/19	535,000	425,325
Parker Drilling Co., 6.75%, 07/15/22	100,000	69,000
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	440,000	390,326
Sabine Oil & Gas Corp., 7.25%, 06/15/19ˆ	92,000	6,210
Sunoco LP/Sunoco Finance Corp., 6.38%, 04/01/23‡	665,000	628,425

Investments	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
Transocean, Inc., 5.80%, 12/15/16	$545,000	$530,694
Weatherford International Ltd., 9.63%, 03/01/19	150,000	146,250
Total Energy		3,481,394
Financials — 9.3%
Air Lease Corp., 2.63%, 09/04/18	520,000	514,327
Aircastle Ltd., 5.13%, 03/15/21	210,000	216,300
Ally Financial, Inc., 3.25%, 02/13/18	225,000	224,438
Ally Financial, Inc., 3.25%, 11/05/18	145,000	142,644
Ally Financial, Inc., 4.13%, 03/30/20(a)	270,000	269,325
American Campus Communities Operating Partnership LP, 3.35%, 10/01/20	95,000	94,965
American Tower Trust I, 1.55%, 03/15/18‡	347,000	339,297
Ares Capital Corp., 4.88%, 11/30/18	76,000	79,183
Ares Capital Corp., 3.88%, 01/15/20(a)	210,000	213,383
Associated Banc-Corp., 5.13%, 03/28/16	60,000	60,330
Aviation Capital Group Corp., 3.88%, 09/27/16‡	430,000	433,763
Aviation Capital Group Corp., 2.88%, 09/17/18‡	195,000	194,125
Bank of America Corp., 2.00%, 01/11/18	235,000	234,816
Bank of America Corp., Series L, 5.65%, 05/01/18	200,000	215,179
Bank of America Corp., 5.49%, 03/15/19	66,000	71,272
Bank of New York Mellon Corp. (The), Series E, 4.95%, 12/29/49@	555,000	544,594
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18	75,000	82,756
Block Financial LLC, 4.13%, 10/01/20	315,000	319,286
Brixmor Operating Partnership LP, 3.88%, 08/15/22	210,000	209,337
Capital One Financial Corp., 6.15%, 09/01/16	400,000	412,220
Corporate Office Properties LP, 3.70%, 06/15/21	460,000	446,028
Corrections Corp. of America, 5.00%, 10/15/22	755,000	754,999
Countrywide Financial Corp., 6.25%, 05/15/16	130,000	132,203

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
DDR Corp., 7.88%, 09/01/20	$280,000	$335,451
DDR Corp., 3.50%, 01/15/21	145,000	143,981
Digital Delta Holdings LLC, 3.40%, 10/01/20‡	420,000	420,910
Digital Realty Trust LP, 3.95%, 07/01/22	270,000	268,490
DuPont Fabros Technology LP, 5.88%, 09/15/21	475,000	496,375
Fifth Third Bancorp, 4.50%, 06/01/18	321,000	338,194
First Horizon National Corp., 3.50%, 12/15/20	550,000	545,838
First Tennessee Bank NA, 2.95%, 12/01/19	250,000	248,325
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	455,000	536,360
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	650,000	646,347
FS Investment Corp., 4.25%, 01/15/20	435,000	437,090
FS Investment Corp., 4.75%, 05/15/22	160,000	155,449
General Motors Financial Co., Inc., 2.40%, 04/10/18	355,000	353,450
Genworth Holdings, Inc., 7.63%, 09/24/21	200,000	167,090
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20(a)	530,000	522,050
Goldman Sachs Group, Inc. (The), 5.63%, 01/15/17	670,000	696,085
Government Properties Income Trust, 3.75%, 08/15/19	85,000	85,458
HCP, Inc., 3.75%, 02/01/19	175,000	180,659
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21	150,000	148,042
HSBC USA, Inc., 1.70%, 03/05/18	200,000	198,947
HSBC USA, Inc., 2.63%, 09/24/18	225,000	228,319
Huntington Bancshares, Inc., 7.00%, 12/15/20(a)	200,000	233,140
International Lease Finance Corp., 3.88%, 04/15/18	390,000	393,900
iStar, Inc., 4.00%, 11/01/17	410,000	403,030
Jefferies Group LLC, 5.13%, 04/13/18	275,000	286,326

Investments	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co., 6.13%, 06/27/17	$280,000	$296,618
JPMorgan Chase & Co., 2.25%, 01/23/20	380,000	374,052
JPMorgan Chase & Co., Series Z, 5.30%, 12/29/49@	40,000	39,950
Kimco Realty Corp., 3.40%, 11/01/22	105,000	104,169
Lazard Group LLC, 4.25%, 11/14/20	275,000	285,150
Lincoln National Corp., 8.75%, 07/01/19	125,000	150,243
Lincoln National Corp., 6.05%, 04/20/67@	100,000	78,250
McGraw-Hill Financial, Inc., 3.30%, 08/14/20	210,000	212,016
Morgan Stanley, 5.55%, 04/27/17	425,000	446,069
Morgan Stanley, 2.13%, 04/25/18	180,000	180,341
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 02/15/22	45,000	46,069
National Retail Properties, Inc., 5.50%, 07/15/21	250,000	276,375
New York Life Global Funding, 1.95%, 02/11/20‡	65,000	63,760
Prudential Financial, Inc., 5.20%, 03/15/44@	300,000	290,775
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21	370,000	382,950
Santander Holdings USA, Inc., 2.65%, 04/17/20	475,000	466,475
SBA Tower Trust, 2.93%, 12/15/17‡	725,000	734,320
Select Income REIT, 4.15%, 02/01/22	515,000	494,907
Senior Housing Properties Trust, 3.25%, 05/01/19	415,000	413,843
Springleaf Finance Corp., 5.25%, 12/15/19	190,000	180,975
State Street Corp., 4.96%, 03/15/18	300,000	314,925
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19‡	400,000	401,157
Ventas Realty LP, 4.00%, 04/30/19	310,000	322,495
Voya Financial, Inc., 2.90%, 02/15/18	365,000	369,134
Wells Fargo & Co., 5.13%, 09/15/16	75,000	77,104
Willis North America, Inc., 6.20%, 03/28/17	250,000	263,000

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Zions Bancorporation, 4.50%, 03/27/17	$330,000	$336,678
Total Financials		22,275,876
Health Care — 1.2%
AbbVie, Inc., 2.50%, 05/14/20	540,000	535,119
CHS/Community Health Systems, Inc., 5.13%, 08/15/18	170,000	171,700
Forest Laboratories LLC, 4.38%, 02/01/19‡	200,000	209,666
Fresenius US Finance II, Inc., 4.50%, 01/15/23(Germany)‡	140,000	141,750
HCA, Inc., 3.75%, 03/15/19	160,000	161,600
HCA, Inc., 6.50%, 02/15/20	185,000	202,020
Owens & Minor, Inc., 3.88%, 09/15/21	95,000	94,710
Quintiles Transnational Corp., 4.88%, 05/15/23‡	170,000	171,700
Tenet Healthcare Corp., 6.25%, 11/01/18	150,000	158,625
Tenet Healthcare Corp., 5.00%, 03/01/19	60,000	55,650
Tenet Healthcare Corp., 4.01%, 06/15/20@‡	260,000	254,800
Tenet Healthcare Corp., 6.00%, 10/01/20	105,000	111,038
Zimmer Biomet Holdings, Inc., 2.70%, 04/01/20	295,000	291,582
Zimmer Biomet Holdings, Inc., 3.15%, 04/01/22	295,000	290,415
Total Health Care		2,850,375
Industrials — 4.1%
ADT Corp. (The), 6.25%, 10/15/21(a)	540,000	566,757
America West Airlines Pass-Through Trust, Series 991G, 7.93%, 01/02/19	317,246	340,643
America West Airlines Pass-Through Trust, Series 011G, 7.10%, 04/02/21	930,186	1,015,064
American Airlines Group, Inc., 4.63%, 03/01/20‡	195,000	186,225
Continental Airlines Class A Pass-Through Trust, Series 991A, 6.55%, 02/02/19	311,697	331,942
Continental Airlines Class A-1 Pass-Through Trust, Series 00A1, 8.05%, 11/01/20	474,923	532,508
Continental Airlines Class A-1 Pass-Through Trust, Series 01A1, 6.70%, 06/15/21	588,158	612,419

Investments	Principal	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines Class C-2 Pass-Through Trust, Series AMBC, 6.24%, 03/15/20	$212,762	$226,592
Delta Air Lines Class A Pass-Through Trust, Series 2A, 4.95%, 05/23/19	611,458	642,794
Delta Air Lines Class A Pass-Through Trust, Series A, 4.75%, 05/07/20	948,072	1,001,400
HD Supply, Inc., 5.25%, 12/15/21‡(a)	360,000	368,550
Lockheed Martin Corp., 1.85%, 11/23/18	115,000	114,877
Lockheed Martin Corp., 2.50%, 11/23/20	195,000	194,065
Masco Corp., 5.95%, 03/15/22	400,000	433,000
Northwest Airlines Class G-2 Pass-Through Trust, Series 02-1, 6.26%, 11/20/21	515,493	537,685
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 06/15/19	195,000	191,972
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 02/01/22‡	230,000	223,491
SBA Tower Trust, 3.16%, 10/15/20‡	425,000	418,102
Textron, Inc., 4.63%, 09/21/16	400,000	408,644
UAL Pass-Through Trust, Series 09-2, 9.75%, 01/15/17	356,905	376,980
UAL Pass-Through Trust, Series 071A, 6.64%, 07/02/22	123,566	131,753
United Rentals North America, Inc., 4.63%, 07/15/23	310,000	310,388
Total Industrials		9,165,851
Information Technology — 0.7%
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	150,000	151,236
Dun & Bradstreet Corp. (The), 4.00%, 06/15/20(a)	150,000	152,241
Fidelity National Information Services, Inc., 3.63%, 10/15/20	305,000	309,305
Hewlett Packard Enterprise Co., 2.45%, 10/05/17‡	435,000	434,816
Hewlett Packard Enterprise Co., 2.85%, 10/05/18‡	325,000	325,032
Hewlett Packard Enterprise Co., 3.60%, 10/15/20‡	65,000	65,219
Juniper Networks, Inc., 3.30%, 06/15/20	110,000	109,634

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Information Technology (continued)
Oracle Corp., 2.50%, 05/15/22	$200,000	$196,474
Total Information Technology		1,743,957
Materials — 0.1%
Airgas, Inc., 3.05%, 08/01/20	43,000	43,314
Ball Corp., 4.38%, 12/15/20	25,000	25,438
Huntsman International LLC, 4.88%, 11/15/20(a)	200,000	183,500
Total Materials		252,252
Telecommunication Services — 0.7%
AT&T, Inc., 3.88%, 08/15/21	210,000	216,923
AT&T, Inc., 3.00%, 06/30/22	205,000	200,376
Frontier Communications Corp., 7.13%, 03/15/19	250,000	251,225
Frontier Communications Corp., 8.88%, 09/15/20‡(a)	60,000	60,900
Frontier Communications Corp., 6.25%, 09/15/21	185,000	157,713
Frontier Communications Corp., 10.50%, 09/15/22‡	65,000	64,919
Level 3 Financing, Inc., 5.38%, 01/15/24‡	95,000	95,713
T-Mobile USA, Inc., 6.46%, 04/28/19	275,000	283,888
Verizon Communications, Inc., 2.50%, 09/15/16	43,000	43,343
Verizon Communications, Inc., 3.65%, 09/14/18	50,000	52,318
Verizon Communications, Inc., 2.55%, 06/17/19	200,000	202,687
Verizon Communications, Inc., 4.60%, 04/01/21	125,000	134,511
Total Telecommunication Services		1,764,516
Utilities — 0.4%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 05/20/20	45,000	43,988
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 05/20/22	235,000	228,538
Exelon Corp., 2.85%, 06/15/20	555,000	552,538
Talen Energy Supply LLC, 4.63%, 07/15/19‡	265,000	200,075
Total Utilities		1,025,139
Total Corporate Bonds (Cost $47,344,360)		46,377,655

Investments	Principal	Value
TERM LOANS — 10.7%
Consumer Discretionary — 3.8%
Allison Transmission, Inc., 3.50%, 08/23/19@	$40,689	$40,498
Altice US Finance I Corp., 4.25%, 12/14/22@	481,169	474,553
Aristocrat International Pty Ltd., 4.75%, 10/20/21 (Australia)@	394,154	393,168
Boyd Gaming Corp., 4.00%, 08/14/20@	260,858	260,019
Caesars Entertainment Corp., 1.50%, 10/31/16@	136,711	124,351
CCO Safari III LLC, 3.25%, 08/24/21@	90,000	89,421
CCO Safari III LLC, 3.50%, 01/21/23@	77,000	77,032
CDS US Intermediate Holdings, Inc., 5.00%, 07/08/22@	537,653	508,528
Charter Communications Operating, LLC, 3.00%, 07/01/20@	412,594	405,976
CityCenter Holdings LLC, 4.25%, 10/16/20@	237,668	236,361
CSC Holdings LLC, 2.92%, 04/17/20@	451,035	450,191
FCA U.S. LLC, 3.25%, 12/31/18@	324,225	321,874
Hanesbrands, Inc., 3.25%, 04/29/22@	32,753	32,903
Hilton Worldwide Finance LLC, 3.50%, 10/25/20@	794,077	793,626
Jarden Corp., 3.17%, 09/30/20@	17,908	17,921
Jarden Corp., 3.17%, 07/30/22@	125,685	125,711
Landry’s, Inc., 4.00%, 04/24/18@	179,965	179,319
Las Vegas Sands, LLC, 3.25%, 12/19/20@	$534,653	530,175
Libbey Glass, Inc., 3.75%, 04/09/21@	313,230	308,923
MGM Resorts International, 3.50%, 12/20/19@	354,086	349,955
PetSmart, Inc., 4.25%, 03/10/22@	529,926	517,274
PVH Corp., 3.25%, 02/13/20@	204,914	206,378
Seminole Tribe of Florida, Inc., 3.00%, 04/29/20@	364,677	363,159
Six Flags Theme Parks, Inc., 3.50%, 06/30/22@	152,235	152,236
SRAM LLC, 5.50%, 04/10/20@	190,786	158,829
Staples, Inc., 0.00%, 04/24/21@(b)	248,000	245,726
TI Group Automotive Systems LLC, 4.50%, 06/30/22 (United Kingdom)@	451,868	442,830

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Consumer Discretionary (continued)
Univision Communications, Inc., 4.00%, 03/01/20@	$698,659	$685,035
Virgin Media Investment Holdings Ltd., 3.50%, 06/30/23 (United Kingdom)@	336,661	330,165
Total Consumer Discretionary		8,822,137
Consumer Staples — 1.2%
Albertson’s Holdings LLC, 5.50%, 08/25/21@	527,929	524,368
ARAMARK Corp., 3.25%, 09/07/19@	458,954	458,667
ARAMARK Corp., 3.25%, 02/24/21@	494,962	491,045
Coty, Inc., 3.75%, 10/27/22@	90,476	89,996
Galleria Co., 0.00%, 10/22/22@(b)	180,952	179,935
Hostess Brands LLC, 4.50%, 08/03/22@	683,288	681,579
Kronos, Inc., 4.50%, 10/30/19@	430,155	424,242
Spectrum Brands, Inc., 3.50%, 06/23/22@	58,238	58,159
Total Consumer Staples		2,907,991
Energy — 0.2%
MEG Energy Corp., 3.75%, 03/31/20 (Canada)@	571,080	506,834
Financials — 0.7%
Delos Finance Sarl, 3.50%, 03/06/21@	633,000	631,813
Realogy Group LLC, 3.75%, 03/05/20@	492,462	489,793
TransUnion LLC, 3.50%, 04/09/21@	407,534	396,837
Total Financials		1,518,443
Health Care — 1.2%
Alere, Inc., 4.25%, 06/18/22@	221,616	220,116
CHS/Community Health Systems, Inc., 3.66%, 12/31/18@	268,542	265,465
CHS/Community Health Systems, Inc., 4.00%, 01/27/21@	533,659	526,417
ConvaTec, Inc., 4.25%, 06/15/20 (United Kingdom)@	19,900	19,602
Davita HealthCare Partners, Inc., 3.50%, 06/24/21@	107,365	107,141
Emdeon, Inc., 3.75%, 11/02/18@	348,835	343,494
Endo Luxembourg Finance I Co. Sarl, 3.75%, 09/25/22 (Luxembourg)@	147,000	145,346

Investments	Principal	Value
TERM LOANS (continued)
Health Care (continued)
Envision Healthcare Corp, 4.50%, 10/28/22@	$464,000	$462,028
IASIS Healthcare LLC, 4.50%, 05/03/18@	144,522	142,209
Quintiles Transnational Corp, 3.25%, 05/12/22@	75,620	75,588
RPI Finance Trust, 3.50%, 11/09/20@	303,699	303,036
Team Health, Inc., 4.50%, 11/23/22@	226,000	225,647
Valeant Pharmaceuticals International, Inc., 3.50%, 02/13/19@	259,734	251,154
Total Health Care		3,087,243
Industrials — 1.2%
Air Canada, 4.00%, 09/26/19 (Canada)@	231,475	231,283
American Airlines, Inc., 3.25%, 06/27/20@	305,000	301,021
American Airlines, Inc., 3.50%, 10/10/21@	251,460	249,417
Avis Budget Car Rental LLC, 3.00%, 03/15/19@	607,076	606,441
AWAS Finance Luxembourg 2012 SA, 3.50%, 07/16/18@	440,872	440,460
McJunkin Red Man Corp., 4.75%, 11/09/19@	56,970	53,267
Nortek, Inc., 3.50%, 10/30/20@	589,167	577,201
TransDigm, Inc., 3.75%, 06/04/21@	545,481	532,916
United Airlines, Inc., 3.50%, 09/15/21@	104,238	103,977
Total Industrials		3,095,983
Information Technology — 1.0%
Avago Technologies Cayman Ltd., 3.75%, 05/06/21 (Singapore)@	614,620	613,726
Blue Coat Systems, Inc., 4.50%, 05/26/22@	220,000	213,217
Deltek, Inc., 5.00%, 06/25/22@	22,187	21,974
Equinix, Inc., 0.00%, 01/08/23@(b)	25,000	25,125
First Data Corp, 4.17%, 07/10/22@	264,000	260,601
First Data Corp., 3.92%, 03/24/18@	732,000	723,715
NXP BV, 3.75%, 12/07/20 (Netherlands)@	348,000	347,217
Total Information Technology		2,205,575
Materials — 0.4%
Anchor Glass Container Corp., 4.50%, 06/24/22@	535,000	534,165

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Materials (continued)
AZ Chem U.S., Inc., 4.50%, 06/12/21@	$84,173	$84,015
Ineos U.S. Finance LLC, 3.75%, 12/15/20@	194,781	187,477
Owens-Brockway Glass Container, Inc., 3.50%, 09/01/22@	109,725	109,565
PolyOne Corp, 3.75%, 11/12/22@	174,000	174,381
Total Materials		1,089,603
Telecommunication Services — 0.6%
Crown Castle Operating Co., 3.00%, 01/31/21@	658,863	657,150
Level 3 Financing, Inc., 4.00%, 01/15/20@	225,000	224,658
Level 3 Financing, Inc., 3.50%, 05/31/22@	110,000	108,488
T-Mobile USA, Inc., 3.50%, 11/09/22@	382,000	382,478
Total Telecommunication Services		1,372,774
Utilities — 0.4%
Calpine Corp., 3.50%, 05/27/22@	446,755	427,209
NRG Energy, Inc., 2.75%, 07/01/18@	384,191	374,826
Total Utilities		802,035
Total Term Loans (Cost $25,738,558)		25,408,618
FOREIGN BONDS — 4.4%
Consumer Discretionary — 0.4%
British Airways 2013-1 Class B Pass-Through Trust, 5.63%, 06/20/20 (United Kingdom)‡	315,389	328,793
Delphi Automotive PLC, 3.15%, 11/19/20 (United Kingdom)	530,000	529,908
NCL Corp. Ltd., 4.63%, 11/15/20 (Bermuda)‡	225,000	221,450
Total Consumer Discretionary		1,080,151
Financials — 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.25%, 07/01/20 (Netherlands)	165,000	166,650
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.50%, 05/15/21 (Netherlands)	165,000	168,094
Axis Bank Ltd., 3.25%, 05/21/20 (India)‡	450,000	452,242
BAE Systems Holdings, Inc., 2.85%, 12/15/20 (United Kingdom)‡	145,000	144,796

Investments	Principal	Value
FOREIGN BONDS (continued)
Financials (continued)
Banco Santander Chile, 2.33%, 06/07/18 (Chile)@‡	$200,000	$200,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 01/14/19 (Netherlands)	300,000	301,186
Corp. Andina de Fomento, 3.75%, 01/15/16 (Supranational)	100,000	100,081
Daimler Finance North America LLC, 2.45%, 05/18/20 (Germany)‡	500,000	490,702
Guanay Finance Ltd., 6.00%, 12/15/20 (Chile)‡	460,000	456,550
Industrial & Commercial Bank of China Ltd., 3.23%, 11/13/19 (China)	475,000	483,407
Intesa Sanpaolo SpA, Series G, 3.13%, 01/15/16 (Italy)	200,000	200,101
Korea Development Bank (The), 4.63%, 11/16/21 (South Korea)	375,000	412,062
Macquarie Group Ltd., 6.00%, 01/14/20 (Australia)‡	290,000	320,357
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19 (United Kingdom)	350,000	388,647
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.25%, 10/05/20 (Australia)‡	535,000	537,634
XLIT Ltd., Series E, 6.50%, 12/29/49 (Ireland)@	105,000	76,519
Total Financials		4,899,528
Health Care — 0.3%
Actavis Funding SCS, 3.00%, 03/12/20 (Luxembourg)	85,000	85,145
Actavis Funding SCS, 3.45%, 03/15/22 (Luxembourg)	85,000	85,208
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 4.88%, 04/15/20 (Luxembourg)‡	20,000	19,350
Mylan NV, 3.00%, 12/15/18 (Netherlands)‡	140,000	139,789
Valeant Pharmaceuticals International, Inc., 5.38%, 03/15/20 (Canada)‡	570,000	538,650
Total Health Care		868,142
Industrials — 0.9%
Air Canada 2013-1 Class B Pass-Through Trust, 5.38%, 05/15/21 (Canada)‡	474,802	478,956

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS
Industrials (continued)
Bombardier, Inc., 4.75%, 04/15/19 (Canada)‡	$240,000	$198,600
Virgin Australia Trust, Series 2013-1A, 5.00%, 10/23/23 (Australia)‡	1,127,925	1,165,991
Total Industrials		1,843,547
Materials — 0.0%**
Methanex Corp., 3.25%, 12/15/19 (Canada)	100,000	95,517
Telecommunication Services — 0.4%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (China)	700,000	684,746
Telefonica Emisiones SAU, 6.42%, 06/20/16 (Spain)	100,000	102,310
Total Telecommunication Services		787,056
Utilities — 0.3%
Majapahit Holding BV, 7.75%, 01/20/20 (Indonesia)‡	245,000	274,706
State Grid Overseas Investment 2014 Ltd., 2.75%, 05/07/19 (China)‡	500,000	505,690
Total Utilities		780,396
Total Foreign Bonds (Cost $10,486,647)		10,354,337
U.S. TREASURY NOTE — 0.5%
U.S. Treasury Note, 04/15/18, 0.75% (Cost $1,246,240)	1,250,000	1,238,038
U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
Federal National Mortgage Association, 3.00%, 10/01/30	1,030,291	1,062,652
Federal Home Loan Mortgage Corporation, 3.50%, 03/01/45	556,214	573,991
Federal National Mortgage Association, Class NA, Series 2009-36, 5.00%, 06/25/37	115,941	122,999
Federal National Mortgage Association, Class PA, Series 2012-10, 4.00%, 11/25/41	328,876	341,195
Total U.S. Government Agency Securities (Cost $2,107,330)		2,100,837

Investments	Shares/ Principal	Value
MONEY MARKET FUND — 4.1%
BofA Cash Reserves Money Market Fund – Capital Class, 0.31%(c) (Cost $9,728,567)	9,728,567	$9,728,567
REPURCHASE AGREEMENTS — 0.8%(d)
Citibank NA, dated 12/31/15, due 01/04/16, 0.34%, total to be received $269,926, (collateralized by various U.S. Government Agency Obligations, 0.00% – 11.50%, 01/15/16 – 04/01/51, totaling $274,337)	$269,916	269,916
HSBC Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.28%, total to be received $418,834, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.25%, 01/15/16 – 11/15/43, totaling $425,829)	418,821	418,821
Merrill Lynch Pierce Fenner & Smith Inc., dated 12/31/15, due 01/04/16, 0.31%, total to be received $418,835, (collateralized by various U.S. Government Agency Obligations, 3.00% – 4.50%, 11/15/42 – 02/20/45, totaling $426,008)	418,821	418,821
Mizuho Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.30%, total to be received $418,835, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 06/13/16 – 03/01/44, totaling $426,032)	418,821	418,821
RBC Capital Markets LLC, dated 12/31/15, due 01/04/16, 0.28%, total to be received $273,048, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.00%, 04/20/25 – 03/20/65, totaling $277,695)	273,040	273,040
Total Repurchase Agreements (Cost $1,799,419)		1,799,419
Total Investments — 100.0% (Cost $241,104,372)		236,823,669
Other Assets in Excess of Liabilities — 0.0%**		107,428
Net Assets — 100.0%		$236,931,097

See accompanying Notes to Financial Statements.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

PLC — Public Limited Company

ˆ	Is in default.
**	Less than 0.05%.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2015.
#	Represents step coupon bond. Rate shown reflects the rate in effect as of December 31, 2015.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,639,054; the aggregate market value of the collateral held by the fund is $2,747,588. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $948,169.
(b)	This Loan will settle after December 31, 2015 at which time the interest rate will be determined.
(c)	Rate shown reflects the 7-day yield as of December 31, 2015.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Asset Backed Securities	24.7%
Commercial Mortgage Backed Securities	18.7
Consumer Discretionary	5.7
Consumer Staples	1.3
Energy	1.7
Financials	12.1
Health Care	2.7
Industrials	6.2
Information Technology	1.7
Materials	0.5
Residential Mortgage Backed Securities	15.4
Telecommunication Services	1.7
U.S. Treasury Note	0.5
U.S. Government Agency Securities	1.1
Utilities	1.1
Money Market Fund	4.1
Repurchase Agreements	0.8
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0 **
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF
Schedule of Investments

December 31, 2015 (Unaudited)

Investments	Principal	Value
TERM LOANS — 77.8%
Advertising — 1.8%
Acosta, Inc. (Luxembourg), 4.25%, 09/26/21@	$496,253	$473,391
Aerospace & Defense — 3.3%
Hamilton Sundstrand Industrial, 4.00%, 12/13/19@	488,586	416,764
TransDigm, Inc., 3.75%, 02/28/20@	441,226	431,544
Total Aerospace & Defense		848,308
Airlines — 0.8%
Landmark Aviation, 8.25%, 01/25/21@	207,627	207,195
Auto Parts & Equipment — 3.6%
Cooper-Standard Automotive, 4.00%, 04/04/21@	494,975	488,582
Federal-Mogul Holdings Corp., 4.75%, 04/15/21@	496,231	439,785
Total Auto Parts & Equipment		928,367
Building Materials — 1.8%
GYP Holdings III Corp., 4.75%, 04/01/21@	496,222	476,373
Chemicals — 2.8%
MacDermid, Inc., 5.50%, 06/07/20@	247,500	240,030
Univar, Inc. (Luxembourg), 4.25%, 07/01/22@	498,750	483,925
Total Chemicals		723,955
Commercial Services — 5.5%
Allied Security Holdings LLC, 4.25%, 02/12/21@	495,208	482,828
Brickman Group Ltd. LLC (The) (New Zealand), 4.00%, 12/18/20@	248,106	240,988
Brickman Group Ltd. LLC (The) (New Zealand), 7.50%, 12/17/21@	250,000	227,500
ServiceMaster Co. LLC (The), 4.25%, 07/01/21@	494,987	490,532
Total Commercial Services		1,441,848
Distribution/Wholesale — 1.8%
Spin Holdco, Inc., 4.25%, 11/14/19@	495,620	477,406
Diversified Financial Services — 1.0%
AlixPartners LLP, 4.50%, 07/28/22@	249,375	247,974
Entertainment — 1.7%
Scientific Games International, Inc., 6.00%, 10/01/21@	495,000	452,836
Environmental Control — 1.0%
Waste Industries USA, Inc. (Luxembourg), 4.25%, 02/27/20@	248,125	248,125

Investments	Principal	Value
TERM LOANS (continued)
Food — 3.8%
Albertsons LLC, 5.50%, 03/21/19@	$496,250	$495,320
U.S. Foods, Inc., 4.50%, 03/31/19@	494,924	489,665
Total Food		984,985
Hand/Machine Tools — 1.8%
Apex Tool Group LLC, 4.50%, 01/31/20@	495,542	476,186
Healthcare – Services — 3.7%
CHS/Community Health Systems, Inc., 3.75%, 12/31/19@	174,735	170,777
CHS/Community Health Systems, Inc., 4.00%, 01/27/21@	321,508	317,146
IASIS Healthcare LLC (Luxembourg), 4.50%, 05/03/18@	496,164	488,225
Total Healthcare – Services		976,148
Household Products/Wares — 1.9%
Reynolds Group Holdings, Inc., 4.50%, 12/01/18@	487,336	483,427
Insurance — 1.8%
HUB International Ltd., 4.00%, 10/02/20@	247,481	234,257
USI, Inc., 4.25%, 12/27/19@	247,468	240,354
Total Insurance		474,611
Internet — 0.9%
Zayo Group LLC, 3.75%, 05/06/21@	247,489	243,953
Leisure Time — 3.3%
24 Hour Fitness Worldwide, Inc., 4.75%, 05/28/21@	247,487	231,710
Bombardier Recreational Products, Inc., 3.75%, 01/30/19@	250,000	248,036
ClubCorp Club Operations, Inc., 4.25%, 07/24/20@	374,521	374,053
Total Leisure Time		853,799
Lodging — 2.5%
Caesars Entertainment Resort Properties LLC, 7.00%, 10/09/20@	247,475	225,976
Caesars Growth Properties Holdings LLC, 6.25%, 05/08/21@	247,487	218,408
Hilton Worldwide Finance LLC, 3.50%, 10/26/20@	211,250	211,130
Total Lodging		655,514
Machinery-Diversified — 2.8%
Husky Injection Molding Systems Ltd., 7.25%, 06/30/22@	246,382	237,758

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Machinery-Diversified (continued)
Rexnord, 4.00%, 08/21/20@	$494,937	$481,019
Total Machinery-Diversified		718,777
Media — 1.6%
Altice US Finance I Corp., 4.25%, 12/21/22@	248,680	244,017
iHeartCommunications, Inc., 7.17%, 01/30/19@	250,000	175,894
Total Media		419,911
Mining — 1.4%
FMG Resources Pty. Ltd., 4.25%, 06/30/19@	494,937	369,490
Miscellaneous Manufacturing — 0.9%
Gates Global LLC, 4.25%, 07/05/21@	247,494	232,820
Packaging & Containers — 5.5%
Ardagh Holdings USA, Inc., 4.00%, 12/17/19@	494,962	487,909
BWAY Holding Co. (Canada), 5.50%, 08/14/20@	494,975	477,344
SIG Combibloc (Luxembourg), 4.25%, 03/11/22@	496,250	489,543
Total Packaging & Containers		1,454,796
Retail — 18.0%
BJ’s Wholesale Club, Inc., 4.50%, 09/26/19@	495,376	476,180
Burger King, 3.75%, 12/12/21@	377,578	374,746
CEC Entertainment, Inc., 4.25%, 02/15/21@	494,962	471,452
Dollar Tree, Inc. (Canada), 3.50%, 07/06/22@	208,339	208,079
Doosan Infracore International, Inc., 4.50%, 05/28/21@	247,277	244,959
Jo-Ann Stores LLC, 4.00%, 03/16/18@	239,590	225,215
Leslie’s Poolmart (Australia), 4.25%, 10/16/19@	247,443	241,814
Michaels Stores, Inc., 4.00%, 01/28/20@	203,776	202,842
Neiman Marcus Group Ltd. LLC (Ireland), 4.25%, 10/25/20@	496,212	440,646
NPC International, Inc., 4.75%, 12/28/18@	495,496	490,746
PetSmart, Inc., 4.25%, 03/11/22@	497,500	485,622
Pilot Travel Centers LLC, 3.75%, 10/03/21@	367,714	368,909
Rite Aid Corp. (Canada), 5.75%, 08/21/20@	250,000	250,844
Smart & Final Stores LLC, 4.00%, 11/15/19@	250,000	247,291
Total Retail		4,729,345

Investments	Principal	Value
TERM LOANS (continued)
Software — 0.9%
Infor U.S., Inc., 3.75%, 06/03/20@	$247,429	$232,944
Telecommunications — 1.9%
Level 3 Financing, Inc., 3.50%, 05/31/22@	500,000	493,125
Total Term Loans (Cost $21,153,641)		20,325,609
CORPORATE BONDS — 11.5%
Commercial Services — 1.0%
United Rentals North America, Inc., 7.38%, 05/15/20(a)	250,000	264,375
Distribution/Wholesale — 1.1%
HD Supply, Inc., 11.50%, 07/15/20	250,000	278,125
Diversified Financial Services — 0.9%
Jefferies Finance LLC, 7.38%, 04/01/20‡	250,000	223,125
Electric — 1.5%
Dynegy, Inc., 6.75%, 11/01/19	250,000	236,250
GenOn Energy, Inc., 9.88%, 10/15/20	250,000	186,250
Total Electric		422,500
Entertainment — 0.5%
Penn National Gaming, Inc., 5.88%, 11/01/21	124,000	120,900
Healthcare – Services — 1.0%
Tenet Healthcare Corp., 8.00%, 08/01/20	250,000	251,875
Home Builders — 1.0%
Lennar Corp., 4.50%, 06/15/19	250,000	255,469
Lodging — 1.8%
Caesars Entertainment Resort Properties LLC, 11.00%, 10/01/21	250,000	227,500
MGM Resorts International, 6.75%, 10/01/20(a)	250,000	258,125
Total Lodging		485,625
Media — 1.0%
Neptune Finco Corp., 6.63%, 10/15/25‡	250,000	260,625
Real Estate — 1.0%
Howard Hughes Corp. (The), 6.88%, 10/01/21‡	250,000	256,250
Telecommunications — 0.7%
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	176,875
Total Corporate Bonds (Cost $3,189,112)		2,995,744

See accompanying Notes to Financial Statements.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 10.5%
JP Morgan US Government Money Market Fund – Institutional Class, 0.09%(b) (Cost $2,733,858)	2,733,858	$2,733,858
Total Investments — 99.8% (Cost $27,076,611)		26,055,211
Other Assets in Excess of Liabilities — 0.2%		46,270
Net Assets — 100.0%		$26,101,481

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2015.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $354,481; the aggregate market value of the collateral held by the fund is $361,593, which is entirely comprised of non-cash U.S. Treasury securities.
(b)	Rate shown reflects the 7-day yield as of December 31, 2015.

Total Return Swap contracts outstanding as of December 31, 2015:

Reference Entity	Number of Contracts	Annual Financing Rate Received (Paid)	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
iBoxx USD Liquid Leveraged Loans	3,000,000	0.18%	3/20/2016	$3,000,000	$2,909,177	$(90,823)

J.P. Morgan Chase Bank acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	1.8%
Aerospace & Defense	3.3
Airlines	0.8
Auto Parts & Equipment	3.6
Building Materials	1.8
Chemicals	2.8
Commercial Services	6.5
Distribution/Wholesale	2.9
Diversified Financial Services	1.9
Electric	1.5
Entertainment	2.2
Environmental Control	1.0
Food	3.8
Hand/Machine Tools	1.8
Healthcare – Services	4.7
Home Builders	1.0
Household Products/Wares	1.9

% of Net Assets
Insurance	1.8%
Internet	0.9
Leisure Time	3.3
Lodging	4.3
Machinery-Diversified	2.8
Media	2.6
Mining	1.4
Miscellaneous Manufacturing	0.9
Packaging & Containers	5.5
Real Estate	1.0
Retail	18.0
Software	0.9
Telecommunications	2.6
Money Market Fund	10.5
Total Investments	99.8
Other Assets in Excess of Liabilities	0.2
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments

December 31, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — 65.6%
Agriculture — 3.5%
Alliance One International, Inc., 9.88%, 07/15/21(a)	$2,813,000	$2,078,104
Southern States Cooperative, Inc., 10.00%, 08/15/21‡	5,726,000	4,981,620
Total Agriculture		7,059,724
Auto Parts & Equipment — 2.0%
Titan International, Inc., 6.88%, 10/01/20(a)	3,160,000	2,370,000
UCI International, Inc., 8.63%, 02/15/19	4,702,000	1,645,700
Total Auto Parts & Equipment		4,015,700
Banks — 2.0%
Creditcorp, 12.00%, 07/15/18‡	6,293,000	4,051,119
Beverages — 1.5%
Constellation Brands, Inc., 4.75%, 12/01/25	500,000	510,625
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19‡(a)	2,451,000	2,555,168
Total Beverages		3,065,793
Biotechnology — 1.3%
AMAG Pharmaceuticals, Inc., 7.88%, 09/01/23‡	2,980,000	2,637,300
Chemicals — 2.4%
Hexion, Inc., 10.00%, 04/15/20	3,290,000	2,722,475
Tronox Finance LLC, 6.38%, 08/15/20	3,710,000	2,251,228
Total Chemicals		4,973,703
Coal — 0.8%
Arch Coal, Inc., 8.00%, 01/15/19‡	13,473,000	538,920
Murray Energy Corp., 11.25%, 04/15/21‡	5,595,000	1,049,063
Total Coal		1,587,983
Commercial Services — 5.5%
Constellis Holdings LLC/Constellis Finance Corp., 9.75%, 05/15/20‡	2,730,000	2,248,838
Harland Clarke Holdings Corp., 9.25%, 03/01/21‡	3,198,000	2,522,422
Quad/Graphics, Inc., 7.00%, 05/01/22	4,000,000	2,529,999
Speedy Cash Intermediate Holdings Corp., 10.75%, 05/15/18‡(a)	3,203,000	1,649,545
StoneMor Partners LP/Cornerstone Family Services of WV, 7.88%, 06/01/21	2,338,000	2,419,830
Total Commercial Services		11,370,634

Investments	Principal	Value
CORPORATE BONDS (continued)
Cosmetics/Personal Care — 1.2%
Revlon Consumer Products Corp., 5.75%, 02/15/21	$2,500,000	$2,431,250
Distribution/Wholesale — 0.7%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23‡	1,500,000	1,515,000
Diversified Financial Services — 1.1%
CNG Holdings, Inc., 9.38%, 05/15/20‡	5,197,000	2,208,725
Electrical Components & Equipment — 1.0%
Artesyn Embedded Technologies, Inc., 9.75%, 10/15/20‡	2,391,000	2,133,968
Electronics — 1.0%
Kemet Corp., 10.50%, 05/01/18(a)	2,435,000	2,081,925
Entertainment — 3.1%
DreamWorks Animation SKG, Inc., 6.88%, 08/15/20‡	2,230,000	2,207,700
Gibson Brands, Inc., 8.88%, 08/01/18‡	2,620,000	1,532,700
WMG Acquisition Corp., 6.75%, 04/15/22‡	3,010,000	2,618,700
Total Entertainment		6,359,100
Food — 5.1%
Bi-Lo LLC/Bi-Lo Finance Corp., 9.25%, 02/15/19‡	2,431,000	2,461,388
Dole Food Co., Inc., 7.25%, 05/01/19‡(a)	2,382,000	2,364,135
Simmons Foods, Inc., 7.88%, 10/01/21‡	3,307,000	3,001,102
SUPERVALU, Inc., 6.75%, 06/01/21	2,700,000	2,457,000
Total Food		10,283,625
Healthcare – Services — 3.8%
HCA, Inc., 5.88%, 02/15/26	250,000	251,563
LifePoint Health, Inc., 5.88%, 12/01/23(a)	1,000,000	1,017,500
MEDNAX, Inc., 5.25%, 12/01/23‡	750,000	755,625
Select Medical Corp., 6.38%, 06/01/21(a)	2,825,000	2,486,000
Vantage Oncology LLC/Vantage Oncology Finance Co., 9.50%, 06/15/17‡(a)	3,727,000	3,167,950
Total Healthcare — Services		7,678,638
Home Builders — 0.5%
M/I Homes, Inc., 6.75%, 01/15/21‡	1,000,000	987,500
Leisure Time — 1.7%
ICON Health & Fitness, Inc., 11.88%, 10/15/16‡(a)	3,521,000	3,362,555

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Machinery – Diversified — 1.4%
Xerium Technologies, Inc., 8.88%, 06/15/18	$3,000,000	$2,946,000
Media — 2.5%
Lee Enterprises, Inc., 9.50%, 03/15/22‡(a)	2,425,000	2,240,094
Sirius XM Radio, Inc., 6.00%, 07/15/24‡	2,775,000	2,906,812
Total Media		5,146,906
Miscellaneous Manufacturing — 2.5%
Koppers, Inc., 7.88%, 12/01/19(a)	2,280,000	2,257,200
Techniplas LLC, 10.00%, 05/01/20‡	3,862,000	2,780,640
Total Miscellaneous Manufacturing		5,037,840
Oil & Gas — 2.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.75%, 04/15/23‡	2,580,000	2,205,900
Talos Production LLC/Talos Production Finance, Inc., 9.75%, 02/15/18‡	5,423,000	2,359,005
Total Oil & Gas		4,564,905
Oil & Gas Services — 2.0%
Era Group, Inc., 7.75%, 12/15/22	3,455,000	2,833,100
Seitel, Inc., 9.50%, 04/15/19(a)	1,737,000	1,137,735
Total Oil & Gas Services		3,970,835
Packaging & Containers — 0.1%
Ball Corp., 4.38%, 12/15/20(a)	250,000	254,375
Pharmaceuticals — 2.5%
BioScrip, Inc., 8.88%, 02/15/21	3,297,000	2,637,600
NBTY, Inc., 9.00%, 10/01/18	2,420,000	2,456,034
Total Pharmaceuticals		5,093,634
REITS — 0.3%
Equinix, Inc., 5.88%, 01/15/26	500,000	516,250
Retail — 2.8%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.63%, 06/15/20(a)	2,265,000	2,140,425
Group 1 Automotive, Inc., 5.25%, 12/15/23‡	1,250,000	1,243,750
Guitar Center, Inc., 6.50%, 04/15/19‡(a)	2,525,000	2,133,625
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	100,000	101,500
Total Retail		5,619,300
Semiconductors — 1.2%
Amkor Technology, Inc., 6.38%, 10/01/22(a)	2,425,000	2,367,406

Investments	Principal	Value
CORPORATE BONDS (continued)
Software — 1.1%
Southern Graphics, Inc., 8.38%, 10/15/20‡	$2,135,000	$2,156,350
Telecommunications — 8.8%
Avaya, Inc., 9.00%, 04/01/19‡	3,558,000	2,748,554
EarthLink Holdings Corp., 8.88%, 05/15/19	2,095,000	2,142,138
Frontier Communications Corp., 7.63%, 04/15/24	2,730,000	2,306,850
Sprint Corp., 7.25%, 09/15/21	3,200,000	2,423,040
Syniverse Holdings, Inc., 9.13%, 01/15/19	3,275,000	1,514,688
Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.25%, 08/15/16‡	4,481,000	4,385,778
Windstream Services LLC, 7.75%, 10/01/21(a)	3,165,000	2,506,284
Total Telecommunications		18,027,332
Total Corporate Bonds (Cost $178,519,187)		133,505,375
TERM LOANS — 17.8%
Advertising — 1.1%
Affinion Group, Inc., 6.75%, 04/30/18@	2,484,810	2,293,132
Agriculture — 1.0%
North Atlantic Trading Co., Inc., 7.75%, 01/13/20@	2,012,020	1,996,930
North Atlantic Trading Co., Inc., 8.75%, 01/13/20@	92,969	92,272
Total Agriculture		2,089,202
Commercial Services — 0.9%
Jackson Hewitt Tax Service, Inc., 8.00%, 07/24/20@	2,000,000	1,925,000
Electronics — 1.1%
Isola USA Corp., 9.25%, 11/29/18@	4,377,721	2,243,582
Food — 3.3%
Flavors Holdings, Inc., 6.75%, 10/07/20@	2,678,555	2,383,914
Shearer’s Foods LLC, 7.75%, 06/30/22@	4,431,000	4,220,527
Total Food		6,604,441
Forest Products & Paper — 0.9%
Appvion, Inc., 5.75%, 06/28/19@	2,019,025	1,878,966
Healthcare – Services — 3.7%
Lantheus Medical Imaging, Inc., 7.00%, 06/30/22@	4,975,000	4,577,000
Radnet Management, Inc., 8.00%, 03/19/21@	2,800,000	2,674,000
Total Healthcare – Services		7,251,000

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Oil & Gas — 1.8%
Osum Production Corp., 6.50%, 07/31/20 (Canada)@	$5,910,113	$3,634,720
Software — 1.5%
Greenway Medical Technologies, 9.25%, 11/04/21@	3,253,846	3,123,692
Telecommunications — 1.5%
Global Tel*Link Corp, 9.00%, 11/20/20@	4,375,000	3,084,375
Transportation — 1.0%
YRC Worldwide, Inc., 8.25%, 02/13/19@	2,327,395	2,040,357
Total Term Loans (Cost $43,051,051)		36,168,467
FOREIGN BONDS — 9.9%
Healthcare – Products — 1.2%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23 (Luxembourg)‡	2,535,000	2,420,925
Mining — 3.1%
Alamos Gold, Inc., 7.75%, 04/01/20 (Canada)‡	3,335,000	3,026,513
IAMGOLD Corp., 6.75%, 10/01/20 (Canada)‡	4,962,000	3,150,869
Total Mining		6,177,382
Miscellaneous Manufacturing — 1.1%
Bombardier, Inc., 6.13%, 01/15/23 (Canada)‡	3,210,000	2,230,950
Oil & Gas — 2.5%
CHC Helicopter SA, 9.38%, 06/01/21 (Canada)	8,102,250	1,741,984
Northern Blizzard Resources, Inc., 7.25%, 02/01/22 (Canada)‡(a)	2,714,000	1,967,650
Teine Energy Ltd., 6.88%, 09/30/22 (Canada)‡	1,670,000	1,352,700
Total Oil & Gas		5,062,334
Telecommunications — 1.1%
VimpelCom Holdings BV, 7.50%, 03/01/22 (Russia)‡	2,305,000	2,316,525
Transportation — 0.9%
Global Ship Lease, Inc., 10.00%, 04/01/19 (United Kingdom)‡	2,110,000	1,920,100
Total Foreign Bonds (Cost $29,212,307)		20,128,216

Investments	Shares/ Principal	Value
MONEY MARKET FUND — 2.3%
BlackRock Liquidity Funds TempFund Portfolio – Dollar Class, 0.04%(b) (Cost $4,595,357)	4,595,357	$4,595,357
REPURCHASE AGREEMENTS — 7.4%(c)
Citibank NA, dated 12/31/15, due 01/04/16, 0.34%, total to be received $2,271,502, (collateralized by various U.S. Government Agency Obligations, 0.00% – 11.50%, 01/15/16 – 04/01/51, totaling $2,308,625)	$2,271,416	2,271,416
HSBC Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.28%, total to be received $3,524,591, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.25%, 01/15/16 – 11/15/43, totaling $3,583,453)	3,524,481	3,524,481
Mizuho Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.30%, total to be received $3,524,598, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 06/13/16 – 03/01/44, totaling $3,585,160)	3,524,481	3,524,481
Nomura Securities International, Inc., dated 12/31/15, due 01/04/16, 0.33%, total to be received $3,524,610, (collateralized by various U.S. Government Agency Obligations, 0.00% – 10.50%, 01/15/16 – 10/20/65, totaling $3,585,149)	3,524,481	3,524,481
RBC Capital Markets LLC, dated 12/31/15, due 01/04/16, 0.28%, total to be received $2,297,854, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.00%, 04/20/25-03/20/65, totaling $2,336,961)	2,297,783	2,297,783
Total Repurchase Agreements (Cost $15,142,642)		15,142,642
Total Investments — 103.0% (Cost $270,520,544)		209,540,057
Liabilities in Excess of Other Assets — (3.0)%		(6,069,360)
Net Assets — 100.0%		$203,470,697

See accompanying Notes to Financial Statements.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

LP — Limited Partnership

@	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2015.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $21,022,838; the aggregate market value of the collateral held by the fund is $21,517,553. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $6,374,911.
(b)	Rate shown reflects the 7-day yield as of December 31, 2015.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	1.1%
Agriculture	4.5
Auto Parts & Equipment	2.0
Banks	2.0
Beverages	1.5
Biotechnology	1.3
Chemicals	2.4
Coal	0.8
Commercial Services	6.4
Cosmetics/Personal Care	1.2
Distribution/Wholesale	0.7
Diversified Financial Services	1.1
Electrical Components & Equipment	1.0
Electronics	2.1
Entertainment	3.1
Food	8.4
Forest Products & Paper	0.9
Healthcare – Products	1.2
Healthcare – Services	7.5
Home Builders	0.5
Leisure Time	1.7
Machinery – Diversified	1.4
Media	2.5
Mining	3.1
Miscellaneous Manufacturing	3.6
Oil & Gas	6.5
Oil & Gas Services	2.0
Packaging & Containers	0.1
Pharmaceuticals	2.5
REITS	0.3
Retail	2.8
Semiconductors	1.2
Software	2.6
Telecommunications	11.4
Transportation	1.9
Money Market Fund	2.3
Repurchase Agreements	7.4
Total Investments	103.0%
Liabilities in Excess of Other Assets	(3.0)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES QAM EQUITY HEDGE ETF
Schedule of Investments

December 31, 2015 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 90.1%
Commodity Fund — 0.7%
SPDR Gold Shares*	380	$38,555
Debt Fund — 28.1%
AdvisorShares Sage Core Reserves ETF†(a)	2,800	277,298
Guggenheim Enhanced Short Duration ETF(a)	5,563	277,427
iShares Short Treasury Bond ETF(a)	3,272	360,639
SPDR Barclays 1 – 3 Month T-Bill ETF*(a)	7,857	358,908
SPDR SSgA Ultra Short Term Bond ETF	5,780	230,622
Total Debt Fund		1,504,894
Equity Fund — 61.3%
BioShares Biotechnology Clinical Trials Fund	601	17,459
EGShares India Small Cap ETF	318	4,989
First Trust Dow Jones Internet Index Fund*	496	37,007
First Trust NASDAQ ABA Community Bank Index Fund	893	34,809
Global X MSCI Nigeria ETF	2,382	16,817
Guggenheim China Small Cap ETF	8,517	205,941
Guggenheim China Technology ETF	200	7,202
Guggenheim Raymond James SB-1 Equity ETF	5,025	163,664
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	55	4,658
Guggenheim S&P 500 Equal Weight Energy ETF	170	8,005
Guggenheim S&P 500 Equal Weight ETF	3,564	273,146
Guggenheim S&P 500 Equal Weight Healthcare ETF	503	77,205
Guggenheim S&P 500 Equal Weight Technology ETF	582	53,701
Guggenheim S&P Midcap 400 Pure Growth ETF	619	76,830
Guggenheim Solar ETF	209	6,404
iShares Global Clean Energy ETF	772	7,589
iShares Global Consumer Discretionary ETF	82	7,300
iShares Global Healthcare ETF	300	30,786
iShares JPX-Nikkei 400 ETF	398	20,911
iShares Latin America 40 ETF	321	6,802
iShares Micro-Cap ETF	2,037	146,868
iShares Mortgage Real Estate Capped ETF	1,297	12,399
iShares MSCI ACWI ETF	2,620	146,248
iShares MSCI Brazil Capped ETF	1,309	27,070

Investments	Shares	Value
EXCHANGE TRADED FUNDS (continued)
Equity Fund (continued)
iShares MSCI EAFE ETF	523	$30,726
iShares MSCI Emerging Markets ETF	182	5,859
iShares MSCI Europe Financials ETF	510	10,363
iShares MSCI Frontier 100 ETF	1,955	48,660
iShares MSCI Germany Small-Cap ETF	1,197	49,544
iShares MSCI India Small-Cap ETF	1,383	46,026
iShares MSCI Pacific ex Japan ETF	419	16,085
iShares MSCI Taiwan ETF	890	11,365
iShares MSCI United Kingdom ETF	1,299	20,966
iShares MSCI United Kingdom Small-Cap ETF	1,092	43,191
iShares MSCI USA Momentum Factor ETF	3,532	258,860
iShares Nasdaq Biotechnology ETF	63	21,315
iShares North American Natural Resources ETF	1,529	43,026
iShares Russell 1000 Growth ETF	2,855	284,016
iShares Russell 2000 Value ETF	1,148	105,627
iShares U.S. Healthcare Providers ETF	488	60,678
JPMorgan Alerian MLP Index ETN	375	10,864
KraneShares CSI China Internet ETF	288	11,082
Market Vectors Brazil Small-Cap ETF	2,250	23,355
Market Vectors ChinaAMC A-Share ETF	692	30,503
Market Vectors Egypt Index ETF	284	10,852
Market Vectors Gulf States Index ETF	797	17,343
Market Vectors Pharmaceutical ETF	291	19,005
Market Vectors Russia ETF	2,508	36,742
Market Vectors Russia Small-Cap ETF	464	8,862
Market Vectors Unconventional Oil & Gas ETF	1,895	25,147
Market Vectors Vietnam ETF	649	9,599
PowerShares DWA Technology Momentum Portfolio*	143	5,676
PowerShares Dynamic Market Portfolio	1,135	83,104
PowerShares S&P SmallCap Consumer Discretionary Portfolio	913	41,925
PowerShares S&P SmallCap Information Technology Portfolio	900	47,088
PureFunds ISE Cyber Security ETF*	526	13,623

See accompanying Notes to Financial Statements.

ADVISORSHARES QAM EQUITY HEDGE ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS (continued)
Equity Fund (continued)
PureFunds ISE Mobile Payments ETF*	504	$12,396
SPDR Russell/Nomura Small Cap Japan ETF	1,739	94,384
SPDR S&P Emerging Asia Pacific ETF	396	29,106
SPDR S&P Emerging Markets SmallCap ETF	1,565	59,016
SPDR S&P Health Care Equipment ETF	1,024	45,640
SPDR S&P Insurance ETF	211	14,665
Vanguard FTSE All World ex-US Small-Cap ETF	896	83,212
Vanguard Small-Cap ETF	548	60,653
WisdomTree Europe SmallCap Dividend Fund	426	23,856
Yorkville High Income Infrastructure MLP ETF	821	10,361
Total Equity Fund		3,278,176
Total Exchange Traded Funds (Cost $4,892,494)		4,821,625
MONEY MARKET FUND — 11.1%
JP Morgan Prime Money Market Fund – Institutional Class, 0.18%(b) (Cost $595,005)	595,005	595,005
Total Investments Before Securities Sold, Not Yet Purchased (Cost $5,487,499)		5,416,630
Securities Sold, Not Yet Purchased — (9.0)%
EXCHANGE TRADED FUNDS — (9.0)%
Currency Fund — (3.2)%
CurrencyShares British Pound Sterling Trust*	(475)	(68,552)
CurrencyShares Euro Trust*	(165)	(17,556)
CurrencyShares Japanese Yen Trust*	(1,057)	(85,226)
Total Currency Fund		(171,334)

Investments	Shares	Value
EXCHANGE TRADED FUNDS (continued)
Equity Fund — (5.8)%
iShares Core S&P Small-Cap ETF	(171)	$(18,829)
iShares Russell 1000 Value ETF	(1,463)	(143,169)
iShares Russell 2000 Growth ETF	(741)	(103,303)
SPDR EURO STOXX 50 ETF	(1,219)	(41,970)
Total Equity Fund		(307,271)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(485,467)]		(478,605)
Total Investments — 92.2% (Cost $5,002,032)		4,938,025
Other Assets in Excess of Liabilities — 7.8%		415,868
Net Assets — 100.0%		$5,353,893

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

*	Non-income producing security.
†	Affiliated Company.
(a)	All or a portion of this security has been segregated as collateral for open short positions. The aggregate market value of the collateral posted was $1,789,907 which includes cash in the amount of $521,336 as of December 31, 2015.
(b)	Rate shown reflects the 7-day yield as of December 31, 2015.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commodity Fund	0.7%
Currency Fund	(3.2)
Debt Fund	28.1
Equity Fund	55.5
Money Market Fund	11.1
Total Investments	92.2
Other Assets in Excess of Liabilities	7.8
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments

December 31, 2015 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND — 24.2%
Debt Fund — 24.2%
AdvisorShares Sage Core Reserves ETF† (Cost $29,997,150)	300,000	$29,710,500
MONEY MARKET FUNDS — 6.3%
Fidelity Institutional Money Market Government Portfolio — Class III, 0.01%(a)	5,180,451	5,180,451
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, 0.16%(a)	2,500,000	2,500,000
Total Money Market Funds (Cost $7,680,451)		7,680,451
Total Investments Before Securities Sold, Not Yet Purchased (Cost $37,677,601)		37,390,951
Securities Sold, Not Yet Purchased — (98.5)%
COMMON STOCKS — (98.5)%
Aerospace/Defense — (2.3)%
Triumph Group, Inc.	(70,500)	(2,802,375)
Apparel — (5.1)%
Carter’s, Inc.	(49,000)	(4,362,470)
Hanesbrands, Inc.	(64,000)	(1,883,520)
Total Apparel		(6,245,990)
Banks — (8.0)%
BankUnited, Inc.	(49,200)	(1,774,152)
Credit Suisse Group AG (Switzerland)*(b)	(70,000)	(1,518,300)
Deutsche Bank AG (Germany)	(130,000)	(3,139,500)
Royal Bank of Scotland Group PLC (United Kingdom)*(b)	(185,000)	(1,640,950)
TCF Financial Corp.	(125,000)	(1,765,000)
Total Banks		(9,837,902)
Building Materials — (3.2)%
Louisiana-Pacific Corp.*	(100,000)	(1,801,000)
Trex Co., Inc.*	(57,000)	(2,168,280)
Total Building Materials		(3,969,280)
Computers — (4.7)%
MTS Systems Corp.	(41,000)	(2,599,810)
Super Micro Computer, Inc.*	(128,000)	(3,137,280)
Total Computers		(5,737,090)
Distribution/Wholesale — (3.8)%
Essendant, Inc.	(75,000)	(2,438,250)
Fastenal Co.	(55,000)	(2,245,100)
Total Distribution/Wholesale		(4,683,350)
Diversified Financial Services — (3.1)%
LendingClub Corp.*	(343,225)	(3,792,636)

Investments	Shares	Value
COMMON STOCKS (continued)
Electrical Components & Equipment — (4.1)%
Generac Holdings, Inc.*	(102,000)	$(3,036,540)
Universal Display Corp.*	(36,000)	(1,959,840)
Total Electrical Components & Equipment		(4,996,380)
Engineering & Construction — (5.0)%
AECOM*	(97,000)	(2,912,910)
Fluor Corp.	(69,000)	(3,258,180)
Total Engineering & Construction		(6,171,090)
Healthcare – Products — (2.1)%
Zeltiq Aesthetics, Inc.*	(91,000)	(2,596,230)
Internet — (12.9)%
Cogent Communications Holdings, Inc.	(123,000)	(4,266,870)
comScore, Inc.*	(72,300)	(2,975,145)
GrubHub, Inc.*	(201,000)	(4,864,200)
Shutterfly, Inc.*	(82,500)	(3,676,200)
Total Internet		(15,782,415)
Leisure Time — (4.4)%
Harley-Davidson, Inc.	(118,800)	(5,392,332)
Lodging — (1.9)%
Wyndham Worldwide Corp.	(32,000)	(2,324,800)
Machinery – Construction & Mining — (4.6)%
Caterpillar, Inc.	(83,100)	(5,647,476)
Machinery – Diversified — (3.2)%
Flowserve Corp.	(92,000)	(3,871,360)
Media — (4.8)%
Nexstar Broadcasting Group, Inc., Class A	(30,000)	(1,761,000)
Scholastic Corp.	(54,400)	(2,097,664)
Sinclair Broadcast Group, Inc., Class A	(63,600)	(2,069,544)
Total Media		(5,928,208)
Real Estate Investment Trust — (1.0)%
Starwood Property Trust, Inc.	(60,000)	(1,233,600)
Retail — (9.2)%
CarMax, Inc.*	(100,000)	(5,397,000)
Party City Holdco, Inc.*	(142,000)	(1,833,220)
Restoration Hardware Holdings, Inc.*	(15,200)	(1,207,640)
Signet Jewelers Ltd.	(22,600)	(2,795,394)
Total Retail		(11,233,254)
Semiconductors — (2.4)%
M/A-COM Technology Solutions Holdings, Inc.*	(72,000)	(2,944,080)

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Shipbuilding — (1.4)%
Huntington Ingalls Industries, Inc.	(13,300)	$(1,687,105)
Software — (7.9)%
Cerner Corp.*	(30,000)	(1,805,100)
Demandware, Inc.*	(45,000)	(2,428,650)
NetSuite, Inc.*	(24,300)	(2,056,266)
Omnicell, Inc.*	(64,000)	(1,989,120)
PROS Holdings, Inc.*	(60,000)	(1,382,400)
Total Software		(9,661,536)
Telecommunications — (3.4)%
Frontier Communications Corp.	(415,000)	(1,938,050)
Gogo, Inc.*	(125,000)	(2,225,000)
Total Telecommunications		(4,163,050)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(121,462,757)]		(120,701,539)
Total Investments — (68.0)% [Cost $(83,785,156)]		(83,310,588)
Other Assets in Excess of Liabilities — 168.0%		205,842,946
Net Assets — 100.0%		$122,532,358

ETF — Exchange Traded Fund

PLC — Public Limited Company

†	Affiliated Company.
*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of December 31, 2015.
(b)	American Depositary Receipt.

Cash of $127,341,356 has been segregated to cover margin requirement for open short sales as of December 31, 2015.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	(2.3)%
Apparel	(5.1)
Banks	(8.0)
Building Materials	(3.2)
Computers	(4.7)
Debt Fund	24.2
Distribution/Wholesale	(3.8)
Diversified Financial Services	(3.1)
Electrical Components & Equipment	(4.1)
Engineering & Construction	(5.0)
Healthcare – Products	(2.1)
Internet	(12.9)
Leisure Time	(4.4)
Lodging	(1.9)
Machinery – Construction & Mining	(4.6)
Machinery – Diversified	(3.2)
Media	(4.8)
Real Estate Investment Trust	(1.0)
Retail	(9.2)
Semiconductors	(2.4)
Shipbuilding	(1.4)
Software	(7.9)
Telecommunications	(3.4)
Money Market Funds	6.3
Total Investments	(68.0)
Other Assets in Excess of Liabilities	168.0
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments

December 31, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS — 39.0%
Auto Manufacturers — 1.2%
Ford Motor Credit Co. LLC, 2.50%, 01/15/16	$400,000	$400,093
Banks — 9.3%
Bank of America Corp., 1.41%, 03/22/16@	410,000	410,028
Bank of America Corp., 5.75%, 08/15/16	365,000	374,003
Bank of New York Mellon Corp. (The), 2.30%, 07/28/16	340,000	342,907
BB&T Corp., 3.20%, 03/15/16	75,000	75,206
Capital One Financial Corp., 3.15%, 07/15/16	350,000	353,281
Capital One Financial Corp., 4.20%, 10/29/25	175,000	173,130
Citigroup, Inc., 1.40%, 04/01/16@	375,000	374,972
JPMorgan Chase & Co., 2.60%, 01/15/16	275,000	275,116
JPMorgan Chase & Co., Series G, 1.03%, 02/26/16@	185,000	185,021
JPMorgan Chase & Co., 3.45%, 03/01/16(a)	150,000	150,629
PNC Funding Corp., 2.70%, 09/19/16(a)	485,000	489,810
Total Banks		3,204,103
Beverages — 1.0%
Dr Pepper Snapple Group, Inc., 2.90%, 01/15/16	360,000	360,135
Diversified Financial Services — 1.5%
American Express Credit Corp., 0.83%, 07/29/16@	525,000	525,162
Electric — 3.5%
American Electric Power Co., Inc., 1.65%, 12/15/17	252,000	250,254
Georgia Power Co., 0.83%, 03/15/16@	291,000	290,762
Progress Energy, Inc., 5.63%, 01/15/16	346,000	346,346
Southern Co. (The), 1.95%, 09/01/16	340,000	341,473
Total Electric		1,228,835
Food — 2.4%
Kroger Co. (The), 2.20%, 01/15/17	40,000	40,373
Kroger Co. (The), 6.40%, 08/15/17	275,000	295,414
Mondelez International, Inc., 4.13%, 02/09/16	485,000	486,262
Total Food		822,049
Home Furnishings — 1.1%
Whirlpool Corp., 6.50%, 06/15/16	360,000	367,775

Investments	Principal	Value
CORPORATE BONDS (continued)
Insurance — 0.7%
Genworth Holdings, Inc., 4.80%, 02/15/24	$360,000	$244,800
Internet — 1.0%
eBay, Inc., 1.35%, 07/15/17	350,000	347,361
Machinery – Diversified — 0.1%
John Deere Capital Corp., 0.75%, 01/22/16(a)	25,000	25,001
Media — 1.0%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 2.40%, 03/15/17	340,000	342,836
Oil & Gas — 2.0%
Anadarko Petroleum Corp., 5.95%, 09/15/16	330,000	339,152
Phillips 66, 2.95%, 05/01/17	335,000	339,663
Total Oil & Gas		678,815
Pharmaceuticals — 2.0%
AbbVie, Inc., 1.75%, 11/06/17	345,000	344,485
Express Scripts Holding Co., 3.13%, 05/15/16	340,000	342,300
Total Pharmaceuticals		686,785
Pipelines — 2.9%
Enterprise Products Operating LLC, 3.20%, 02/01/16	340,000	340,115
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	340,000	341,106
ONEOK Partners LP, 6.15%, 10/01/16	320,000	328,557
Total Pipelines		1,009,778
Real Estate — 1.1%
ERP Operating LP, 5.13%, 03/15/16	367,000	369,860
Real Estate Investment Trusts — 1.5%
Ventas Realty LP, 1.55%, 09/26/16	535,000	535,465
Retail — 2.8%
CVS Health Corp., 1.20%, 12/05/16	225,000	225,091
Home Depot, Inc. (The), 5.40%, 03/01/16	335,000	337,364
Kohl’s Corp., 4.00%, 11/01/21(a)	83,000	85,298
Macy’s Retail Holdings, Inc., 5.90%, 12/01/16	320,000	332,110
Total Retail		979,863
Semiconductors — 1.0%
Intel Corp., 1.35%, 12/15/17	340,000	340,550

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Telecommunications — 1.9%
AT&T, Inc., 1.70%, 06/01/17	$345,000	$346,071
Verizon Communications, Inc., 2.50%, 09/15/16	325,000	327,592
Total Telecommunications		673,663
Transportation — 1.0%
Ryder System, Inc., 3.60%, 03/01/16	355,000	356,404
Total Corporate Bonds (Cost $13,650,591)		13,499,333
ASSET BACKED SECURITIES — 17.2%
Diversified Financial Services — 17.2%
Ally Master Owner Trust, Class A2, Series 2013-1, 1.00%, 02/15/18	240,000	240,000
American Express Credit Account Master Trust, Class A, Series 2013-2, 0.75%, 05/17/21@	300,000	300,220
AmeriCredit Automobile Receivables Trust, Class B, Series 2013-2, 1.19%, 05/08/18	180,000	179,874
BA Credit Card Trust, Class A11, Series 2007-A11, 0.50%, 12/15/19@	295,000	293,574
Capital One Multi-Asset Execution Trust, Class A5, Series 2007-A5, 0.47%, 07/15/20@	525,000	522,590
CarMax Auto Owner Trust, Class A3, Series 2012-3, 0.52%, 07/17/17	31,363	31,349
CarMax Auto Owner Trust, Class A3, Series 2014-1, 0.79%, 10/15/18	282,453	281,348
Chase Issuance Trust, Class A3, Series 2013-A3, 0.71%, 04/15/20@	345,000	344,457
Chase Issuance Trust, Class A8, Series 2013-A8, 1.01%, 10/15/18	350,000	349,748
Citibank Credit Card Issuance Trust, Class A2, Series 2013-A2, 0.70%, 05/26/20@	600,000	598,469
Discover Card Execution Note Trust, Class A2, Series 2013-A2, 0.69%, 08/15/18	350,000	349,970
Fifth Third Auto Trust, Class A3, Series 2013-A, 0.61%, 09/15/17	63,675	63,578
First National Master Note Trust, Class A, Series 2013-2, 0.86%, 10/15/19@	325,000	324,906

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Ford Credit Auto Owner Trust 2014-B, Class A3, Series 2014-B, 0.90%, 10/15/18	$305,000	$304,526
Honda Auto Receivables Owner Trust, Class A2, Series 2015-3, 0.92%, 11/20/17	350,000	349,736
Honda Auto Receivables Owner Trust, Class A3, Series 2014-2, 0.77%, 03/19/18	327,869	327,004
Huntington Auto Trust, Class A3, Series 2012-2, 0.51%, 04/17/17	140	140
Hyundai Auto Receivables Trust, Class A2A, Series 2015-C, 0.99%, 11/15/18	235,000	234,605
Nissan Auto Receivables Owner Trust, Class A2, Series 2015-A, 0.67%, 09/15/17	$322,848	322,530
Nissan Auto Receivables Owner Trust, Class A3, Series 2013-C, 0.67%, 08/15/18	298,071	297,438
Toyota Auto Receivables Owner Trust, Class A3, Series 2013-B, 0.89%, 07/17/17	252,753	252,743
Total Asset Backed Securities (Cost $5,973,776)		5,968,805
MORTGAGE BACKED SECURITIES — 15.3%
Commercial Mortgage Backed Securities — 15.3%
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2006-PW13, 5.54%, 09/11/41	325,180	328,371
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2006-T24, 5.54%, 10/12/41	384,148	389,418
CFCRE Commercial Mortgage Trust, Class A2, Series 2011-C2, 3.06%, 12/15/47	95,730	96,529
DBRR Trust, Class A, Series 2013-EZ3, 1.64%, 12/18/49@‡	204,706	204,706
DBUBS Mortgage Trust, Class A2, Series 2011-LC3A, 3.64%, 08/10/44	265,170	266,269
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C02, 1.37%, 05/25/24@	301,707	298,506
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C03, 1.62%, 07/25/24@	227,158	226,387
Fannie Mae Connecticut Avenue Securities, Class 2M1, Series 2015-C01, 1.92%, 02/25/25@	273,705	273,866

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust, Class AM, Series 2006-GG6, 5.62%, 04/10/38@	$4,094	$4,091
GS Mortgage Securities Trust, Class A4, Series 2006-GG8, 5.56%, 11/10/39	348,140	347,780
GS Mortgage Securities Trust, Class A2, Series 2011-GC3, 3.65%, 03/10/44‡	110,843	110,746
GS Mortgage Securities Trust, Class A2, Series 2011-GC5, 3.00%, 08/10/44	335,043	336,804
GS Mortgage Securities Trust, Class A2, Series 2012-GCJ7, 2.32%, 05/10/45	345,000	346,912
LB-UBS Commercial Mortgage Trust, Class A3, Series 2006-C7, 5.35%, 11/15/38	335,000	341,433
Merrill Lynch Mortgage Trust, Class A4, Series 2006-C1, 5.91%, 05/12/39@	246,027	246,311
Morgan Stanley Capital I Trust, Class A4, Series 2006-T23, 6.02%, 08/12/41@	370,577	373,286
Morgan Stanley Capital I Trust, Class A3, Series 2007-T25, 5.51%, 11/12/49@	322,990	330,027
Wachovia Bank Commercial Mortgage Trust, Class A4FL, Series 2006-C28, 0.50%, 10/15/48@‡	256,794	254,823
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2006-C29, 5.31%, 11/15/48	337,588	342,434
WFRBS Commercial Mortgage Trust, Class A2, Series 2011-C4, 3.45%, 06/15/44‡	198,566	199,332
Total Mortgage Backed Securities (Cost $5,342,187)		5,318,031
MUNICIPAL BONDS — 9.2%
Bulloch County Development Authority, 3.00%, 08/01/16	50,000	50,710
Chicago O’Hare International Airport, 5.00%, 01/01/29	50,000	50,000
City of Houston TX, Series D, 5.00%, 03/01/17	50,000	50,365
City of New Orleans LA Sewerage Service Revenue, 4.00%, 06/01/16	75,000	76,061
City of Springfield IL Electric Revenue, 5.00%, 03/01/35	140,000	141,020
City of York PA, Series A, 0.80%, 02/01/16(b)	50,000	49,920
Clear Creek Independent School District, 3.00%, 02/15/16	125,000	125,398

Investments	Principal	Value
MUNICIPAL BONDS (continued)
County of Harris TX, Series D, 1.06%, 08/15/16	$90,000	$90,251
County of Orange CA, Series A, 1.25%, 09/01/16(b)	150,000	148,315
County of Warren OH, 3.00%, 07/01/16	150,000	151,627
District of Columbia, Series B, 4.00%, 06/01/16	55,000	55,780
Dutchess County Resource Recovery Agency, Series A, 5.00%, 01/01/16	75,000	75,000
Emerald Coast Utilities Authority, 4.63%, 01/01/21	50,000	50,000
Erie Sewer Authority, 3.40%, 06/01/16	50,000	50,577
Farmington Independent School District No 192, Series A, 4.50%, 02/01/24	50,000	50,149
Grossmont Union High School District, Series B, 2.57%, 08/01/16	75,000	75,732
La Joya Independent School District, 5.00%, 02/15/31	90,000	90,471
Lake County Township High School District No 121 Warren, Series B, 0.95%, 03/01/16	130,000	129,982
Maine Municipal Bond Bank, 4.00%, 09/01/16	50,000	51,109
Medford Independent School District No 763, Series A, 4.00%, 02/01/16	50,000	50,141
Michigan Finance Authority, Series G-8A, 5.00%, 04/01/16	110,000	110,861
Minneapolis Special School District No 1, Series D, 5.00%, 02/01/16	125,000	125,454
Municipal Gas Authority of Georgia, 4.00%, 06/01/16	335,000	339,696
New Hampshire Housing Finance Authority, Series D, 4.70%, 01/01/16	60,000	60,000
New Jersey Health Care Facilities Financing Authority, 4.00%, 07/01/16	50,000	50,851
New Jersey Turnpike Authority, Series B, 4.25%, 01/01/16	75,000	75,008
Philadelphia Authority for Industrial Development, Series B, 1.50%, 04/15/16(b)	55,000	54,893
Port Authority of New York & New Jersey, 4.25%, 07/15/26	50,000	50,051
San Bernardino County Financing Authority, 1.25%, 08/01/16(b)	65,000	64,423
Sedona-Oak Creek Joint Unified School District No 9, 5.15%, 07/01/16	160,000	162,858

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
MUNICIPAL BONDS (continued)
South Carolina State Public Service Authority, Series A, 5.25%, 01/01/21	$40,000	$40,000
South Carolina State Public Service Authority, Series A, 5.25%, 01/01/22	50,000	50,000
State Board of Administration Finance Corp., Series A, 1.30%, 07/01/16	55,000	55,170
State of Connecticut, Series C, 5.00%, 06/01/22	75,000	76,390
Tarrant Regional Water District, 4.45%, 03/01/24	50,000	50,323
Tustin Unified School District, Series C, 0.98%, 06/01/16(b)	50,000	49,924
Village of Hobart WI, 3.38%, 03/01/16	55,000	55,256
Wayne Township School Building Corp./Marion County IN, 2.00%, 07/15/16	100,000	100,775
Total Municipal Bonds (Cost $3,183,728)		3,184,541
FOREIGN BONDS — 8.7%
Auto Manufacturers — 1.0%
American Honda Finance Corp., 1.13%, 10/07/16 (Japan)	340,000	340,311
Banks — 1.5%
Lloyds Bank PLC, 4.88%, 01/21/16 (United Kingdom)	205,000	205,321
Royal Bank of Canada, Series G, 0.94%, 09/09/16 (Canada)@	350,000	350,330
Total Banks		555,651
Beverages — 1.3%
Anheuser-Busch InBev Finance, Inc., 0.51%, 01/27/17 (Belgium)@	450,000	448,885
Diversified Financial Services — 0.9%
Nomura Holdings, Inc., 4.13%, 01/19/16 (Japan)	60,000	60,065
Nomura Holdings, Inc., 1.95%, 09/13/16 (Japan)@	235,000	235,984
Total Diversified Financial Services		296,049
Mining — 1.9%
BHP Billiton Finance USA Ltd., 1.88%, 11/21/16 (Australia)	335,000	336,287
Rio Tinto Finance USA PLC, 1.38%, 06/17/16 (United Kingdom)	345,000	344,838
Total Mining		681,125
Oil & Gas — 1.0%
Petroleos Mexicanos, 3.50%, 01/30/23 (Mexico)	385,000	336,875

Investments	Principal/ Shares	Value
FOREIGN BONDS (continued)
Telecommunications — 1.1%
Vodafone Group PLC, 1.63%, 03/20/17 (United Kingdom)	$370,000	$369,552
Total Foreign Bonds (Cost $3,071,410)		3,028,448
U.S. TREASURY NOTE — 8.0%
U.S. Treasury Note, 0.38%, 03/31/16 (Cost $2,770,605)	2,770,000	2,770,488
U.S. TREASURY BILL — 0.3%
U.S. Treasury Bill, 0.22%, 03/10/16(b) (Cost $99,958)	100,000	99,980
MONEY MARKET FUND — 1.5%
JP Morgan US Government Money Market Fund – Institutional Class, 0.09%(c) (Cost $502,565)	502,565	502,565
REPURCHASE AGREEMENTS — 2.1%(d)
Citibank NA, dated 12/31/15, due 01/04/16, 0.34%, total to be received $109,425, (collateralized by various U.S. Government Agency Obligations, 0.00% – 11.50%, 01/15/16 – 04/01/51, totaling $111,213)	$109,421	109,421
HSBC Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.29%, total to be received $120,056, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.25%, 01/15/16 – 11/15/44, totaling $121,987)	120,052	120,052
Merrill Lynch Pierce Fenner & Smith Inc., dated 12/31/15, due 01/04/16, 0.31%, total to be received $250,009, (collateralized by various U.S. Government Agency Obligations, 3.00% – 4.50%, 11/15/42 – 02/20/45, totaling $254,290)	250,000	250,000
Nomura Securities International, Inc., dated 12/31/15, due 01/04/16, 0.33%, total to be received $250,009, (collateralized by various U.S. Government Agency Obligations, 0.00% – 10.50%, 01/15/16 – 10/20/65, totaling $254,303)	250,000	250,000
Total Repurchase Agreements (Cost $729,473)		729,473

See accompanying Notes to Financial Statements.

ADVISORSHARES SAGE CORE RESERVES ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal/ Shares	Value
Total Investments — 101.3% (Cost $35,324,293)		$35,101,664
Liabilities in Excess of Other Assets — (1.3)%		(443,580)
Net Assets — 100.0%		$34,658,084

LP — Limited Partnership

PLC — Public Limited Company

@	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2015.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $712,872; the aggregate market value of the collateral held by the fund is $729,473.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(c)	Rate shown reflects the 7-day yield as of December 31, 2015.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Auto Manufacturers	2.2%
Banks	10.8
Beverages	2.3
Commercial Mortgage Backed Securities	15.3
Diversified Financial Services	19.6
Electric	3.5
Food	2.4
Home Furnishings	1.1
Insurance	0.7
Internet	1.0
Machinery – Diversified	0.1
Media	1.0
Mining	1.9
Municipal Bonds	9.2
Oil & Gas	3.0
Pharmaceuticals	2.0
Pipelines	2.9
Real Estate	1.1
Real Estate Investment Trusts	1.5
Retail	2.8
Semiconductors	1.0
Telecommunications	3.0
Transportation	1.0
U.S. Treasury Bill	0.3
U.S. Treasury Note	8.0
Money Market Fund	1.5
Repurchase Agreements	2.1
Total Investments	101.3
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS — 89.3%
Debt Fund — 15.0%
PowerShares Fundamental High Yield Corporate Bond Portfolio	60,686	$1,058,364
SPDR Doubleline Total Return Tactical ETF	22,173	1,077,608
Vanguard Intermediate-Term Bond ETF	12,966	1,076,956
Total Debt Fund		3,212,928
Equity Fund — 74.3%
Consumer Discretionary Select Sector SPDR Fund	3,471	271,259
Consumer Staples Select Sector SPDR Fund	13,370	675,051
Energy Select Sector SPDR Fund	4,459	269,992
Financial Select Sector SPDR Fund	46,918	1,115,710
Health Care Select Sector SPDR Fund	10,241	737,864
Industrial Select Sector SPDR Fund	3,776	200,166
iShares MSCI EAFE ETF	27,598	1,621,383
iShares MSCI Emerging Markets ETF	27,551	886,867
Materials Select Sector SPDR Fund	3,003	130,390
SPDR S&P 500 ETF Trust	46,719	9,525,537
Technology Select Sector SPDR Fund	6,127	262,419
Utilities Select Sector SPDR Fund	4,419	191,254
Total Equity Fund		15,887,892
Total Exchange Traded Funds (Cost $18,591,339)		19,100,820
U.S. TREASURY NOTE — 4.7%
U.S. Treasury Note, 4.50%, 02/15/16(a) (Cost $1,005,241)	$1,000,000	1,004,760
COMMON STOCKS — 1.3%
Apparel — 0.7%
Hanesbrands, Inc.	5,422	159,569
Computers — 0.6%
Apple, Inc.	1,226	129,049
Total Common Stocks (Cost $240,665)		288,618
MONEY MARKET FUND — 4.7%
BlackRock Liquidity Funds-T-Fund Portfolio – Institutional Class, 0.10%(b) (Cost $1,015,902)	1,015,902	1,015,902

Investments	Contracts	Value
PURCHASED PUT OPTION — 0.1%
SPDR S&P 500 ETF Trust, Option expiring 02/19/16, Strike Price $200.00 (Cost $52,536)	92	$31,188
Total Investments Before Written Options — 100.0% (Cost $20,905,683)		21,441,288
WRITTEN CALL OPTIONS — (0.2)%
iShares MSCI EAFE ETF, expiring 01/15/16, Strike Price $59.00	(142)	(7,597)
iShares MSCI Emerging Markets ETF, expiring 01/15/16, Strike Price $33.50	(142)	(1,420)
SPDR S&P 500 ETF Trust, expiring 01/15/16, Strike Price $206.00	(337)	(52,235)
Total Written Call Options [Premiums Received $(47,727)]		(61,252)
Total Written Options — (0.2)% [Premiums Received $(47,727)]		(61,252)
Total Investments — 99.9% (Cost $20,857,956)		21,380,036
Other Assets in Excess of Liabilities — 0.1%		31,771
Net Assets — 100.0%		$21,411,807

ETF — Exchange Traded Fund

(a)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $1,004,720 which includes cash in the amount of $322 as of December 31, 2015.
(b)	Rate shown reflects the 7-day yield as of December 31, 2015.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	0.7%
Computers	0.6
Debt Fund	15.0
Equity Fund	74.3
U.S. Treasury Note	4.7
Purchased Put Option	0.1
Written Call Options	(0.2)
Money Market Fund	4.7
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 100.3%
Aerospace/Defense — 3.0%
General Dynamics Corp.	15,602	$2,143,091
Spirit Aerosystems Holdings, Inc., Class A*	42,238	2,114,857
United Technologies Corp.	23,124	2,221,522
Total Aerospace/Defense		6,479,470
Agriculture — 1.1%
Altria Group, Inc.	42,737	2,487,721
Airlines — 1.1%
Alaska Air Group, Inc.(a)	28,901	2,326,820
Apparel — 1.9%
Crocs, Inc.*	192,958	1,975,890
Michael Kors Holdings Ltd.*	52,459	2,101,507
Total Apparel		4,077,397
Beverages — 1.2%
Dr Pepper Snapple Group, Inc.	27,974	2,607,177
Biotechnology — 5.1%
Amgen, Inc.	14,887	2,416,607
Biogen, Inc.*	7,752	2,374,825
Celgene Corp.*	17,614	2,109,453
Gilead Sciences, Inc.	19,871	2,010,746
United Therapeutics Corp.*	13,856	2,169,988
Total Biotechnology		11,081,619
Chemicals — 2.9%
LyondellBasell Industries NV, Class A	22,810	1,982,189
PPG Industries, Inc.	23,890	2,360,810
Westlake Chemical Corp.	38,262	2,078,392
Total Chemicals		6,421,391
Commercial Services — 8.4%
Automatic Data Processing, Inc.	29,096	2,465,013
Equifax, Inc.	22,788	2,537,900
Gartner, Inc.*	25,667	2,327,997
Global Payments, Inc.	35,090	2,263,656
ManpowerGroup, Inc.	25,920	2,184,797
Moody’s Corp.	20,856	2,092,691
Robert Half International, Inc.	43,232	2,037,956
SEI Investments Co.	43,720	2,290,928
Total Commercial Services		18,200,938
Computers — 1.0%
Apple, Inc.	19,930	2,097,832
Cosmetics/Personal Care — 2.0%
Coty, Inc., Class A(a)	80,500	2,063,215
Estee Lauder Cos., Inc. (The), Class A	26,315	2,317,299
Total Cosmetics/Personal Care		4,380,514

Investments	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services — 5.6%
CBOE Holdings, Inc.	31,803	$2,064,015
Eaton Vance Corp.	61,925	2,008,228
Franklin Resources, Inc.	50,837	1,871,818
MasterCard, Inc., Class A	23,888	2,325,736
T. Rowe Price Group, Inc.	30,062	2,149,132
Waddell & Reed Financial, Inc., Class A	62,611	1,794,431
Total Diversified Financial Services		12,213,360
Electronics — 3.0%
Amphenol Corp., Class A	41,365	2,160,494
Avnet, Inc.	47,990	2,055,892
Waters Corp.*	17,532	2,359,456
Total Electronics		6,575,842
Environmental Control — 1.1%
Republic Services, Inc.	54,486	2,396,839
Food — 3.4%
Pilgrim’s Pride Corp.(a)	118,267	2,612,518
Sanderson Farms, Inc.(a)	31,995	2,480,252
Sysco Corp.	55,341	2,268,981
Total Food		7,361,751
Healthcare – Products — 3.1%
Danaher Corp.	25,350	2,354,507
ResMed, Inc.(a)	40,765	2,188,673
Stryker Corp.	22,706	2,110,296
Total Healthcare – Products		6,653,476
Healthcare – Services — 2.0%
Amedisys, Inc.*	55,157	2,168,773
Anthem, Inc.	16,207	2,259,904
Total Healthcare – Services		4,428,677
Housewares — 1.0%
Toro Co. (The)	29,725	2,172,006
Internet — 2.1%
comScore, Inc.*(a)	46,368	1,908,043
VeriSign, Inc.*(a)	29,415	2,569,695
Total Internet		4,477,738
Iron/Steel — 1.0%
Reliance Steel & Aluminum Co.	38,317	2,218,937
Lodging — 1.9%
Marriott International, Inc., Class A(a)	30,312	2,032,116
Wyndham Worldwide Corp.	28,140	2,044,371
Total Lodging		4,076,487

See accompanying Notes to Financial Statements.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Shares Shares	Value
COMMON STOCKS (continued)
Machinery – Diversified — 1.0%
Graco, Inc.(a)	30,809	$2,220,405
Media — 4.0%
Comcast Corp., Class A	38,544	2,175,038
Scripps Networks Interactive, Inc., Class A(a)	39,735	2,193,769
Sirius XM Holdings, Inc.*(a)	585,555	2,383,209
Twenty-First Century Fox, Inc., Class A	74,867	2,033,388
Total Media		8,785,404
Miscellaneous Manufacturing — 0.9%
Parker-Hannifin Corp.	21,055	2,041,914
Oil & Gas — 2.0%
Tesoro Corp.	19,877	2,094,439
Valero Energy Corp.	31,803	2,248,791
Total Oil & Gas		4,343,230
Oil & Gas Services — 2.7%
FMC Technologies, Inc.*	70,358	2,041,086
National Oilwell Varco, Inc.	55,072	1,844,361
Schlumberger Ltd.	29,056	2,026,656
Total Oil & Gas Services		5,912,103
Packaging & Containers — 1.9%
Packaging Corp. of America	34,720	2,189,096
Sealed Air Corp.	44,160	1,969,536
Total Packaging & Containers		4,158,632
Pharmaceuticals — 3.2%
AbbVie, Inc.	39,220	2,323,393
Express Scripts Holding Co.*	25,886	2,262,695
Mylan N.V.*	43,331	2,342,907
Total Pharmaceuticals		6,928,995
Retail — 11.4%
AutoZone, Inc.*	2,832	2,101,089
Chico’s FAS, Inc.	151,448	1,615,950
Copart, Inc.*	62,130	2,361,561
Dollar General Corp.	28,879	2,075,534
DSW, Inc., Class A(a)	85,145	2,031,560
Gap, Inc. (The)	63,935	1,579,195
L Brands, Inc.(a)	24,840	2,380,169
Lowe’s Cos., Inc.	33,067	2,514,415
Outerwall, Inc.(a)	35,778	1,307,328
Ross Stores, Inc.	43,812	2,357,524
Target Corp.	28,326	2,056,751
Walgreens Boots Alliance, Inc.	26,794	2,281,643
Total Retail		24,662,719

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Semiconductors — 7.4%
IPG Photonics Corp.*(a)	26,835	$2,392,609
KLA-Tencor Corp.	40,870	2,834,334
QUALCOMM, Inc.	35,991	1,799,010
Synaptics, Inc.*	25,800	2,072,772
Tessera Technologies, Inc.	67,580	2,028,076
Texas Instruments, Inc.	46,438	2,545,267
Xilinx, Inc.	53,855	2,529,569
Total Semiconductors		16,201,637
Software — 8.0%
Aspen Technology, Inc.*	54,390	2,053,766
Broadridge Financial Solutions, Inc.	38,290	2,057,322
CA, Inc.	79,601	2,273,405
CDK Global, Inc.	45,120	2,141,846
Citrix Systems, Inc.*	29,930	2,264,205
Jack Henry & Associates, Inc.	28,821	2,249,767
Oracle Corp.	58,365	2,132,073
SolarWinds, Inc.*	38,262	2,253,632
Total Software		17,426,016
Telecommunications — 3.0%
Juniper Networks, Inc.	81,681	2,254,396
Ubiquiti Networks, Inc.*(a)	63,585	2,015,009
Verizon Communications, Inc.	49,528	2,289,183
Total Telecommunications		6,558,588
Transportation — 2.9%
Expeditors International of Washington, Inc.	45,716	2,061,792
Landstar System, Inc.	36,275	2,127,529
United Parcel Service, Inc., Class B	22,739	2,188,173
Total Transportation		6,377,494
Total Common Stocks (Cost $228,982,022)		218,353,129
REPURCHASE AGREEMENTS — 6.3%(b)
Citibank NA, dated 12/31/15, due 01/04/16, 0.34%, total to be received $2,069,699, (collateralized by various U.S. Government Agency Obligations, 0.00% – 11.50%, 01/15/16 – 04/01/51, totaling $2,103,525)	$2,069,621	2,069,621
HSBC Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.28%, total to be received $3,211,462, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.25%, 01/15/16 – 11/15/43, totaling $3,265,094)	3,211,362	3,211,362

See accompanying Notes to Financial Statements.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Mizuho Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.30%, total to be received $3,211,469, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 06/13/16 – 03/01/44, totaling $3,266,650)	$3,211,362	$3,211,362
Nomura Securities International, Inc., dated 12/31/15, due 01/04/16, 0.33%, total to be received $3,211,462, (collateralized by various U.S. Government Agency Obligations, 0.00% – 10.50%, 01/15/16 – 10/20/65, totaling $3,266,640)	3,211,362	3,211,362
RBC Capital Markets LLC, dated 12/31/15, due 01/04/16, 0.28%, total to be received $2,093,704, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.00%, 04/20/25 – 03/20/65, totaling $2,129,337)	2,093,639	2,093,639
Total Repurchase Agreements (Cost $13,797,346)		13,797,346
Total Investments — 106.6% (Cost $242,779,368)		232,150,475
Liabilities in Excess of Other Assets — (6.6)%		(14,435,616)
Net Assets — 100.0%		$217,714,859

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $26,827,991; the aggregate market value of the collateral held by the fund is $27,417,424. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $13,620,078.
(b)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	3.0%
Agriculture	1.1
Airlines	1.1
Apparel	1.9
Beverages	1.2
Biotechnology	5.1
Chemicals	2.9
Commercial Services	8.4
Computers	1.0
Cosmetics/Personal Care	2.0
Diversified Financial Services	5.6
Electronics	3.0
Environmental Control	1.1
Food	3.4
Healthcare – Products	3.1
Healthcare – Services	2.0
Housewares	1.0
Internet	2.1
Iron/Steel	1.0
Lodging	1.9
Machinery – Diversified	1.0
Media	4.0
Miscellaneous Manufacturing	0.9
Oil & Gas	2.0
Oil & Gas Services	2.7
Packaging & Containers	1.9
Pharmaceuticals	3.2
Retail	11.4
Semiconductors	7.4
Software	8.0
Telecommunications	3.0
Transportation	2.9
Repurchase Agreements	6.3
Total Investments	106.6
Liabilities in Excess of Other Assets	(6.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 97.5%
Apparel — 2.6%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	15,814	$498,062
Banks — 1.9%
HDFC Bank Ltd. (India)(a)	6,064	373,542
Biotechnology — 4.2%
CSL Ltd. (Australia)(a)	20,916	800,978
Chemicals — 3.6%
Novozymes A/S (Denmark)(a)(b)	14,398	687,073
Commercial Services — 6.7%
Experian PLC (Ireland)(a)(b)	40,817	725,930
SGS SA (Switzerland)(a)(b)	29,178	557,300
Total Commercial Services		1,283,230
Cosmetics/Personal Care — 1.9%
Unicharm Corp. (Japan)(a)	90,621	369,281
Diversified Financial Services — 2.8%
Lazard Ltd., Class A	11,762	529,408
Electronics — 3.3%
Sensata Technologies Holding N.V.*	13,667	629,502
Food — 9.3%
Chr. Hansen Holding A/S (Denmark)(a)(b)	23,113	721,126
Nestle SA (Switzerland)(a)	11,623	864,984
Shoprite Holdings Ltd. (South Africa)(a)	23,371	216,532
Total Food		1,802,642
Food Service — 3.1%
Compass Group PLC (United Kingdom)(a)	34,210	602,780
Healthcare – Products — 6.4%
Coloplast A/S (Denmark)(a)	83,974	680,610
Sysmex Corp. (Japan)(a)	17,238	556,787
Total Healthcare – Products		1,237,397
Healthcare – Services — 3.6%
ICON PLC*	8,904	691,841
Household Products/Wares — 4.2%
Reckitt Benckiser Group PLC (United Kingdom)(a)(b)	43,114	807,956
Insurance — 4.5%
ACE Ltd.	7,465	872,285
Internet — 8.9%
Ctrip.com International Ltd. (China)*(a)(b)	13,832	640,837
Tencent Holdings Ltd. (China)(a)	36,176	709,772
Yandex N.V., Class A (Russia)*	22,401	352,144
Total Internet		1,702,753

Investments	Shares/Principal	Value
COMMON STOCKS (continued)
Machinery – Diversified — 2.9%
FANUC Corp. (Japan)(a)	19,001	$547,324
Oil & Gas Services — 3.4%
Core Laboratories N.V.(b)	6,014	653,962
Pharmaceuticals — 7.5%
Novo Nordisk A/S (Denmark)(a)	15,708	912,321
Perrigo Co. PLC	3,592	519,762
Total Pharmaceuticals		1,432,083
Retail — 5.0%
Inditex SA (Spain)(a)	19,364	334,029
Swatch Group AG (The) (Switzerland)(a)(b)	15,116	261,809
Wal-Mart de Mexico SAB de CV (Mexico)(a)(b)	14,468	363,870
Total Retail		959,708
Semiconductors — 8.9%
ARM Holdings PLC (United Kingdom)(a)	13,694	619,517
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	47,752	1,086,358
Total Semiconductors		1,705,875
Transportation — 2.8%
Canadian Pacific Railway Ltd. (Canada)(b)	4,216	537,962
Total Common Stocks (Cost $16,998,975)		18,725,644
MONEY MARKET FUND — 2.6%
Invesco Government & Agency Portfolio – Private Investment Class, 0.04%(c) (Cost $494,991)	494,991	494,991
REPURCHASE AGREEMENTS — 17.5%(d)
Citibank NA, dated 12/31/15, due 01/04/16, 0.34%, total to be received $503,240, (collateralized by various U.S. Government Agency Obligations, 0.00% – 11.50%, 01/15/16 – 04/01/51, totaling $511,464)	$503,221	503,221
HSBC Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.28%, total to be received $780,856, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.25%, 01/15/16 – 11/15/43, totaling $793,897)	780,832	780,832

See accompanying Notes to Financial Statements.

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Mizuho Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.30%, total to be received $780,858, (collateralized by various U.S. Government Agency Obligations, 0.00% – 9.00%, 06/13/16 – 03/01/44, totaling $794,275)	$780,832	$780,832
Nomura Securities International, Inc., dated 12/31/15, due 01/04/16, 0.33%, total to be received $780,861, (collateralized by various U.S. Government Agency Obligations, 0.00% – 10.50%, 01/15/16 – 10/20/65, totaling $794,273)	780,832	780,832
RBC Capital Markets LLC, dated 12/31/15, due 01/04/16, 0.28%, total to be received $509,087, (collateralized by various U.S. Government Agency Obligations, 0.00% – 7.00%, 04/20/25 – 03/20/65, totaling $517,751)	509,071	509,071
Total Repurchase Agreements (Cost $3,354,788)		3,354,788
Total Investments – 117.6% (Cost $20,848,754)		22,575,423
Liabilities in Excess of Other Assets – (17.6)%		(3,371,294)
Net Assets — 100.0%		$19,204,129

PLC — Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,257,933; the aggregate market value of the collateral held by the fund is $3,354,788.
(c)	Rate shown reflects the 7-day yield as of December 31, 2015.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	2.6%
Banks	1.9
Biotechnology	4.2
Chemicals	3.6
Commercial Services	6.7
Cosmetics/Personal Care	1.9
Diversified Financial Services	2.8
Electronics	3.3
Food	9.3
Food Service	3.1
Healthcare – Products	6.4
Healthcare – Services	3.6
Household Products/Wares	4.2
Insurance	4.5
Internet	8.9
Machinery – Diversified	2.9
Oil & Gas Services	3.4
Pharmaceuticals	7.5
Retail	5.0
Semiconductors	8.9
Transportation	2.8
Money Market Fund	2.6
Repurchase Agreements	17.5
Total Investments	117.6
Liabilities in Excess of Other Assets	(17.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES YIELDPRO ETF
Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 98.8%
Debt Fund — 98.8%
iShares 20+ Year Treasury Bond ETF	34,540	$4,166,215
SPDR Barclays Short Term Corporate Bond ETF	195,793	5,952,107
SPDR Nuveen Barclays Municipal Bond ETF	238,706	5,819,652
Vanguard Short-Term Bond ETF	78,441	6,241,551
Vanguard Short-Term Corporate Bond ETF	71,487	5,646,758
Total Exchange Traded Funds (Cost $27,924,119)		27,826,283
MONEY MARKET FUND — 1.3%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.08%(a) (Cost $365,340)	365,340	365,340
Total Investments – 100.1% (Cost $28,289,459)		28,191,623
Liabilities in Excess of Other Assets – (0.1)%		(32,848)
Net Assets — 100.0%		$28,158,775

ETF — Exchange Traded Fund

(a)	Rate shown reflects the 7-day yield as of December 31, 2015.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Debt Fund	98.8%
Money Market Fund	1.3
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

(This page intentionally left blank.)

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2015 (Unaudited)

	AdvisorShares Athena High Dividend ETF	AdvisorShares EquityPro ETF	AdvisorShares Gartman Gold/Euro ETF (Consolidated)
ASSETS
Investments, at Cost	$9,180,724	$39,367,129	$6,256,514
Repurchase Agreements, at Cost (Note 3)	966,903	9,832,625	—
Total Cost of Investments	10,147,627	49,199,754	6,256,514
Investments, at Market Value (including securities on loan) (Note 2)(a)	7,446,146	38,618,710	6,256,514
Repurchase Agreements, at Market Value (Note 3)	966,903	9,832,625	—
Total Market Value of Investments	8,413,049	48,451,335	6,256,514
Dividends and Interest Receivable	17,520	25,155	66
Due from Investment Advisor	1,192	—	5,091
Reclaim Receivable	940	—	—
Cash	—	—	—
Cash collateral held at brokers	—	—	5,098,029
Receivable from Securities Sold	—	—	—
Prepaid CCO Fees	324	684	642
Prepaid Expenses	1,052	4,728	861
Total Assets	8,434,077	48,481,902	11,361,203
LIABILITIES
Cash collateral for securities on loan	966,903	9,832,625	—
Trustee Fees Payable	192	127	208
Due to Custodian	—	—	—
Advisory Fees Payable	—	21,432	—
Capital Gains Payable	—	1,219,968	—
Dividend Payable	—	410,873	—
Payable to Global Echo Foundation	—	—	—
Accrued Expenses	42,131	51,198	46,302
Total Liabilities	1,009,226	11,536,223	46,510
NET ASSETS	$7,424,851	$36,945,679	$11,314,693
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$13,644,106	$39,462,387	$13,100,692
Undistributed (Accumulated) Net Investment Income (Loss)	127	(54,804)	(47,917)
Undistributed (Accumulated) Net Gain (Loss) on investments, swaps, short sales, foreign currency transactions, futures, and options written	(4,484,804)	(1,713,485)	(1,684,839)
Unrealized Appreciation (Depreciation) on investments, swaps, short sales, options written, futures, and foreign currency translations	(1,734,578)	(748,419)	(53,243)
NET ASSETS	$7,424,851	$36,945,679	$11,314,693
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	500,000	1,350,000	1,000,000
Net Asset Value (NAV) Per Share	$14.85	$27.37	$11.31
(a) Market value of securities on loan	$1,480,299	$9,610,158	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2015 (Unaudited)

	AdvisorShares Gartman Gold/Yen ETF (Consolidated)	AdvisorShares Global Echo ETF	AdvisorShares Madrona Domestic ETF	AdvisorShares Madrona Global Bond ETF	AdvisorShares Madrona International ETF
ASSETS
Investments, at Cost	$8,870,269	$7,225,967	$31,730,811	$24,687,678	$18,514,778
Repurchase Agreements, at Cost (Note 3)	—	229,165	938,348	3,273,251	1,492,481
Total Cost of Investments	8,870,269	7,455,132	32,669,159	27,960,929	20,007,259
Investments, at Market Value (including securities on loan) (Note 2)(a)	8,870,269	7,523,825	31,821,642	23,745,997	17,181,758
Repurchase Agreements, at Market Value (Note 3)	—	229,165	938,348	3,273,251	1,492,481
Total Market Value of Investments	8,870,269	7,752,990	32,759,990	27,019,248	18,674,239
Dividends and Interest Receivable	89	19,220	32,390	107,683	19,330
Due from Investment Advisor	3,214	—	—	—	—
Reclaim Receivable	—	—	—	—	12,017
Cash	—	—	499	—	101
Cash collateral held at brokers	5,193,590	—	—	—	—
Receivable from Securities Sold	—	6,077	—	—	—
Prepaid CCO Fees	716	—	771	720	732
Prepaid Expenses	1,072	—	1,852	1,148	804
Total Assets	14,068,950	7,778,287	32,795,502	27,128,799	18,707,223
LIABILITIES
Cash collateral for securities on loan	—	229,165	938,348	3,273,251	1,492,481
Trustee Fees Payable	201	—	97	118	146
Due to Custodian	—	17,825	—	10,824	—
Advisory Fees Payable	—	7,083	20,102	7,921	7,044
Capital Gains Payable	—	—	—	—	—
Dividend Payable	—	—	—	—	—
Payable to Global Echo Foundation	—	2,575	—	—	—
Accrued Expenses	49,019	—	59,298	48,943	60,101
Total Liabilities	49,220	256,648	1,017,845	3,341,057	1,559,772
NET ASSETS	$14,019,730	$7,521,639	$31,777,657	$23,787,742	$17,147,451
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$16,718,977	$7,335,990	$32,272,826	$25,172,279	$23,470,097
Undistributed (Accumulated) Net Investment Income (Loss)	(60,359)	(13,363)	(6,414)	(22,154)	(20,305)
Undistributed (Accumulated) Net Gain (Loss) on investments, swaps, short sales, foreign currency transactions, futures, and options written	(2,212,387)	(98,846)	(579,586)	(420,702)	(4,969,321)
Unrealized Appreciation (Depreciation) on investments, swaps, short sales, options written, futures, and foreign currency translations	(426,501)	297,858	90,831	(941,681)	(1,333,020)
NET ASSETS	$14,019,730	$7,521,639	$31,777,657	$23,787,742	$17,147,451
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,250,000	125,000	775,000	975,000	725,000
Net Asset Value (NAV) Per Share	$11.22	$60.17	$41.00	$24.40	$23.65
(a) Market value of securities on loan	$—	$367,026	$1,838,745	$3,201,031	$1,504,474

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2015 (Unaudited)

	AdvisorShares Market Adaptive Unconstrained Income ETF(1)	AdvisorShares Meidell Tactical Advantage ETF	AdvisorShares Morgan Creek Global Tactical ETF
ASSETS
Investments, at Cost	$599,423	$20,622,339	$9,223,089
Repurchase Agreements, at Cost (Note 3)	—	1,296,418	195,464
Investments in Affiliates, at Cost (Note 8)	—	—	—
Total Cost of Investments	599,423	21,918,757	9,418,553
Investments, at Market Value (including securities on loan) (Note 2)(a)	590,139	20,167,721	9,086,121
Repurchase Agreements, at Market Value (Note 3)	—	1,296,418	195,464
Investments in Affiliates, at Market Value (Note 8)	—	—	—
Total Market Value of Investments	590,139	21,464,139	9,281,585
Due from Investment Advisor	6,195	—	620
Dividends and Interest Receivable	7,669	3,744	69,908
Cash	—	—	17,966
Cash collateral held at brokers	—	—	—
Receivable from Securities Sold	—	—	—
Capital Shares Receivable	—	2,779,411	—
Prepaid CCO Fees	587	706	593
Prepaid Trustee Fees	—	—	—
Prepaid Expenses	7,012	962	1,902
Total Assets	611,602	24,248,962	9,372,574
LIABILITIES
Trustee Fees Payable	220	147	176
Securities Sold, Not Yet Purchased(b)	—	—	—
Advisory Fees Payable	—	9,882	—
Payable for Securities Purchased	—	2,681,554	—
Capital Gains Payable	—	—	—
Dividend Payable	—	64,850	132,900
Interest Payable	—	—	—
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—
Cash collateral for securities on loan	—	1,296,418	195,464
Unrealized Depreciation on Swaps Contracts	—	—	—
Accrued Expenses	39,265	45,334	60,597
Total Liabilities	39,485	4,098,185	389,137
NET ASSETS	$572,117	$20,150,777	$8,983,437
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$760,114	$22,306,231	$29,095,283
Undistributed (Accumulated) Net Investment Income (Loss)	(43,730)	(1,862)	(62,305)
Undistributed (Accumulated) Net Gain (Loss) on investments, swaps, short sales, foreign currency transactions, futures, and options written	(134,983)	(1,698,974)	(19,912,573)
Unrealized Appreciation (Depreciation) on investments, swaps, short sales, options written, futures, and foreign currency translations	(9,284)	(454,618)	(136,968)
NET ASSETS	$572,117	$20,150,777	$8,983,437
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	25,000	725,000	400,000
Net Asset Value (NAV) Per Share	$22.88	$27.79	$22.46
(a) Market value of securities on loan	$—	$1,266,828	$190,571
(b) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—

(1)	Formerly known as, AdvisorShares Sunrise Global Multi-Strategy ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2015 (Unaudited)

	AdvisorShares Newfleet Multi-Sector Income ETF	AdvisorShares Pacific Asset Enhanced Floating Rate ETF	AdvisorShares Peritus High Yield ETF	AdvisorShares QAM Equity Hedge ETF	AdvisorShares Ranger Equity Bear ETF
ASSETS
Investments, at Cost	$239,304,953	$27,076,611	$255,377,902	$5,487,499	$7,680,451
Repurchase Agreements, at Cost (Note 3)	1,799,419	—	15,142,642	—	—
Investments in Affiliates, at Cost (Note 8)	—	—	—	—	29,997,150
Total Cost of Investments	241,104,372	27,076,611	270,520,544	5,487,499	37,677,601
Investments, at Market Value (including securities on loan) (Note 2)(a)	235,024,250	26,055,211	194,397,415	5,416,630	7,680,451
Repurchase Agreements, at Market Value (Note 3)	1,799,419	—	15,142,642	—	—
Investments in Affiliates, at Market Value (Note 8)	—	—	—	—	29,710,500
Total Market Value of Investments	236,823,669	26,055,211	209,540,057	5,416,630	37,390,951
Due from Investment Advisor	—	—	—	2,046	—
Dividends and Interest Receivable	1,025,264	110,229	5,123,416	522,978	282
Cash	325,682	26,644	720,400	1,285	78,254,553
Cash collateral held at brokers	—	—	—	—	127,341,356
Receivable from Securities Sold	1,453,999	—	3,290,462	—	2,631,368
Capital Shares Receivable	—	—	—	—	—
Prepaid CCO Fees	1,600	525	887	624	2,819
Prepaid Trustee Fees	561	61	919	—	269
Prepaid Expenses	14,774	27,565	68,985	268	7,470
Total Assets	239,645,549	26,220,235	218,745,126	5,943,831	245,629,068
LIABILITIES
Trustee Fees Payable	—	—	—	188	—
Securities Sold, Not Yet Purchased(b)	—	—	—	478,605	120,701,539
Advisory Fees Payable	118,547	9,919	52,605	—	156,241
Payable for Securities Purchased	691,374	—	—	—	2,083,111
Capital Gains Payable	—	—	—	65,720	—
Dividend Payable	—	—	—	—	—
Interest Payable	—	—	—	290	23,494
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—	—	45,360
Cash collateral for securities on loan	1,799,419	—	15,142,642	—	—
Unrealized Depreciation on Swaps Contracts	—	90,823	—	—	—
Accrued Expenses	105,112	18,012	79,182	45,135	86,965
Total Liabilities	2,714,452	118,754	15,274,429	589,938	123,096,710
NET ASSETS	$236,931,097	$26,101,481	$203,470,697	$5,353,893	$122,532,358
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$243,446,949	$27,488,348	$404,591,370	$5,525,001	$295,289,581
Undistributed (Accumulated) Net Investment Income (Loss)	(289,502)	(2,332)	288,919	(42,270)	(3,406,078)
Undistributed (Accumulated) Net Gain (Loss) on investments, swaps, short sales, foreign currency transactions, futures, and options written	(1,945,647)	(272,312)	(140,429,105)	(64,831)	(169,825,713)
Unrealized Appreciation (Depreciation) on investments, swaps, short sales, options written, futures, and foreign currency translations	(4,280,703)	(1,112,223)	(60,980,487)	(64,007)	474,568
NET ASSETS	$236,931,097	$26,101,481	$203,470,697	$5,353,893	$122,532,358
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	4,900,000	550,000	6,150,000	200,000	11,400,000
Net Asset Value (NAV) Per Share	$48.35	$47.46	$33.08	$26.77	$10.75
(a) Market value of securities on loan	$2,639,054	$354,481	$21,022,838	$—	$—
(b) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—	$485,467	$121,462,757

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2015 (Unaudited)

	AdvisorShares Sage Core Reserves ETF	AdvisorShares STAR Global Buy-Write ETF
ASSETS
Investments, at Cost	$34,594,820	$20,905,683
Repurchase Agreements, at Cost (Note 3)	729,473	—
Total Cost of Investments	35,324,293	20,905,683
Investments, at Market Value (including securities on loan) (Note 2)(a)	34,372,191	21,441,288
Repurchase Agreements, at Market Value (Note 3)	729,473	—
Total Market Value of Investments	35,101,664	21,441,288
Dividends and Interest Receivable	196,170	77,844
Cash	—	22,822
Cash collateral held at brokers	118,784	—
Reclaim Receivable	—	—
Prepaid CCO Fees	728	730
Prepaid Trustee Fees	—	—
Prepaid Expenses	9,291	1,118
Total Assets	35,426,637	21,543,802
LIABILITIES
Cash collateral for securities on loan	729,473	—
Advisory Fees Payable	2,746	22,692
Trustee Fees Payable	100	122
Due to Custodian	—	—
Options Written, at Value(b)	—	61,252
Accrued Expenses	36,234	47,929
Total Liabilities	768,553	131,995
NET ASSETS	$34,658,084	$21,411,807
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$35,012,045	$20,632,038
Undistributed (Accumulated) Net Investment Income (Loss)	(19,344)	36,621
Undistributed (Accumulated) Net Gain (Loss) on investments, swaps, short sales, foreign currency transactions, futures, and options written	(111,988)	221,068
Unrealized Appreciation (Depreciation) on investments, swaps, short sales, options written, futures, and foreign currency translations	(222,629)	522,080
NET ASSETS	$34,658,084	$21,411,807
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	350,000	825,000
Net Asset Value (NAV) Per Share	$99.02	$25.95
(a) Market value of securities on loan	$712,872	$—
(b) Premiums Received for Options Written	$—	$47,727

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Assets and Liabilities

December 31, 2015 (Unaudited)

	AdvisorShares TrimTabs Float Shrink ETF	AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF	AdvisorShares YieldPro ETF
ASSETS
Investments, at Cost	$228,982,022	$17,493,966	$28,289,459
Repurchase Agreements, at Cost (Note 3)	13,797,346	3,354,788	—
Total Cost of Investments	242,779,368	20,848,754	28,289,459
Investments, at Market Value (including securities on loan) (Note 2)(a)	218,353,129	19,220,635	28,191,623
Repurchase Agreements, at Market Value (Note 3)	13,797,346	3,354,788	—
Total Market Value of Investments	232,150,475	22,575,423	28,191,623
Dividends and Interest Receivable	186,072	12,036	24,008
Cash	—	—	—
Cash collateral held at brokers	—	—	—
Reclaim Receivable	—	23,120	—
Prepaid CCO Fees	1,601	621	559
Prepaid Trustee Fees	576	—	—
Prepaid Expenses	146,686	838	2,037
Total Assets	232,485,410	22,612,038	28,218,227
LIABILITIES
Cash collateral for securities on loan	13,797,346	3,354,788	—
Advisory Fees Payable	140,277	7,676	16,648
Trustee Fees Payable	—	155	120
Due to Custodian	777,347	—	4,504
Options Written, at Value(b)	—	—	—
Accrued Expenses	55,581	45,290	38,180
Total Liabilities	14,770,551	3,407,909	59,452
NET ASSETS	$217,714,859	$19,204,129	$28,158,775
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$243,628,810	$17,823,601	$32,800,920
Undistributed (Accumulated) Net Investment Income (Loss)	(840)	(13,687)	(24,727)
Undistributed (Accumulated) Net Gain (Loss) on investments, swaps, short sales, foreign currency transactions, futures, and options written	(15,284,218)	(332,454)	(4,519,582)
Unrealized Appreciation (Depreciation) on investments, swaps, short sales, options written, futures, and foreign currency translations	(10,628,893)	1,726,669	(97,836)
NET ASSETS	$217,714,859	$19,204,129	$28,158,775
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	4,025,000	500,000	1,225,000
Net Asset Value (NAV) Per Share	$54.09	$38.41	$22.99
(a) Market value of securities on loan	$26,827,991	$3,257,933	$—
(b) Premiums Received for Options Written	$—	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2015 (Unaudited)

	AdvisorShares Athena High Dividend ETF	AdvisorShares EquityPro ETF	AdvisorShares Gartman Gold/Euro ETF (Consolidated)
INVESTMENT INCOME:
Dividend Income	$200,243	$229,590	$—
Interest Income	40	222	542
Securities lending income (Note 2)	12,018	30,893	—
Foreign withholding tax	(3,240)	(182)	—
Total Investment Income	209,061	260,523	542
EXPENSES:
Advisory Fees	43,347	101,664	41,004
Accounting & Administration Fees	19,197	32,663	30,593
Professional Fees	5,980	9,877	20,546
Exchange Listing Fees	4,511	3,872	4,310
Custody Fees	2,962	1,413	560
Report to Shareholders	1,976	4,414	1,758
Trustee Fees	1,600	1,587	1,633
CCO Fees	1,491	1,666	1,512
Pricing Fees	1,443	1,594	5,267
Transfer Agent Fees	406	953	559
Insurance Fees	21	180	—
Contribution to Global Echo Foundation	—	—	—
Miscellaneous Fees	459	3,115	92
Total Expenses	83,393	162,998	107,834
Advisory Fees Waived/Recoupment	(29,752)	(4,148)	(41,004)
Expense Reimbursement	—	—	(18,371)
Net Expenses	53,641	158,850	48,459
Net Investment Income (Loss)	155,420	101,673	(47,917)
REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(1,868,382)	(1,717,145)	—
Investments in Affiliates	—	—	—
In-Kind Redemptions	(397,991)	3,672	—
In-Kind Redemptions in Affiliates	—	—	—
Swaps	—	—	—
Futures	—	—	(994,028)
Options Written	—	—	—
Distributions by other Investment Companies
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(726,791)	(127,864)	—
Futures	—	—	(65,866)
Net Realized and Unrealized Gain (Loss)	(2,993,164)	(1,841,337)	(1,059,894)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,837,744)	$(1,739,664)	$(1,107,811)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2015 (Unaudited)

	AdvisorShares Gartman Gold/Yen ETF (Consolidated)	AdvisorShares Global Echo ETF	AdvisorShares Madrona Domestic ETF	AdvisorShares Madrona Global Bond ETF	AdvisorShares Madrona International ETF
INVESTMENT INCOME:
Dividend Income	$—	$29,898	$286,638	$502,074	$166,483
Interest Income	721	17,911	181	214	241
Securities lending income (Note 2)	—	1,114	2,773	43,722	19,647
Foreign withholding tax	—	(608)	—	—	(12,481)
Total Investment Income	721	48,315	289,592	546,010	173,890
EXPENSES:
Advisory Fees	51,683	42,410	130,042	64,180	73,101
Accounting & Administration Fees	31,187	—	46,456	37,647	42,028
Professional Fees	20,433	—	12,624	12,575	12,448
Exchange Listing Fees	4,311	—	3,704	3,753	3,753
Custody Fees	706	—	5,507	1,231	6,049
Report to Shareholders	2,010	—	4,588	3,846	2,683
Trustee Fees	1,633	—	1,590	1,587	1,581
CCO Fees	1,515	—	1,852	1,725	1,483
Pricing Fees	5,315	—	3,219	3,219	3,219
Transfer Agent Fees	705	—	1,219	962	685
Insurance Fees	2	—	589	496	352
Contribution to Global Echo Foundation	—	15,422	—	—	—
Miscellaneous Fees	88	—	873	739	587
Total Expenses	119,588	57,832	212,263	131,960	147,969
Advisory Fees Waived/Recoupment	(51,683)	—	(9,072)	(10,019)	(33,749)
Expense Reimbursement	(6,825)	—	—	—	—
Net Expenses	61,080	57,832	203,191	121,941	114,220
Net Investment Income (Loss)	(60,359)	(9,517)	86,401	424,069	59,670
REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	—	(98,118)	(215,581)	(128,273)	(1,746,776)
Investments in Affiliates	—	—	—	—	—
In-Kind Redemptions	—	—	1,354,209	234,247	7,634
In-Kind Redemptions in Affiliates	—	—	—	—	—
Swaps	—	—	—	—	—
Futures	(2,279,600)	—	—	—	—
Options Written	—	—	—	—	—
Distributions by other Investment Companies				50,657	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(168,525)	(3,082,127)	(705,829)	(1,004,312)
Futures	(18,326)	—	—	—	—
Net Realized and Unrealized Gain (Loss)	(2,297,926)	(266,643)	(1,943,499)	(549,198)	(2,743,454)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,358,285)	$(276,160)	$(1,857,098)	$(125,129)	$(2,683,784)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2015 (Unaudited)

	AdvisorShares Market Adaptive Unconstrained Income ETF(1)	AdvisorShares Meidell Tactical Advantage ETF	AdvisorShares Morgan Creek Global Tactical ETF
INVESTMENT INCOME:
Dividend Income	$12,763	$107,745	$42,533
Dividend Income from Affiliates	—	—	—
Interest Income	—	26	447
Securities lending income (Note 2)	—	12,046	8,739
Foreign withholding tax	—	—	—
Total Investment Income	12,763	119,817	51,719
EXPENSES:
Advisory Fees	9,517	108,157	46,146
Accounting & Administration Fees	20,170	37,795	37,962
Professional Fees	5,817	12,449	15,903
Pricing Fees	1,606	1,548	3,218
Trustee Fees	1,584	1,581	1,578
CCO Fees	1,101	1,481	1,366
Custody Fees	823	1,037	1,544
Transfer Agent Fees	51	676	385
Insurance Fees	46	297	265
Report to Shareholders	41	2,730	3,418
Exchange Listing Fees	12	3,723	4,021
Interest on Securities Sold, Not Yet Purchased	—	—	—
Dividend Expense	—	—	—
Miscellaneous Fees	259	569	176
Total Expenses	41,027	172,043	115,982
Advisory Fees Waived/Recoupment	(9,517)	(50,366)	(46,146)
Expense Reimbursement	(20,464)	—	(5,744)
Net Expenses	11,046	121,677	64,092
Net Investment Income (Loss)	1,717	(1,860)	(12,373)
REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(4,637)	(1,045,140)	(917,548)
Investments in Affiliates	(33)	—	—
In-Kind Redemptions	18,790	—	58,000
Swaps	—	—	—
Short Sales	—	—	—
Futures	(2)	—	—
Options Written	—	—	—
Distributions by other Investment Companies	4,046	4,970	111,808
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(71,841)	(748,704)	(84,911)
Short Sales	—	—	—
Swaps	—	—	—
Net Realized and Unrealized Gain (Loss)	(53,677)	(1,788,874)	(832,651)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(51,960)	$(1,790,734)	$(845,024)

(1)	Formerly known as, AdvisorShares Sunrise Global Multi-Strategy ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2015 (Unaudited)

	AdvisorShares Newfleet Multi-Sector Income ETF	AdvisorShares Pacific Asset Enhanced Floating Rate ETF	AdvisorShares Peritus High Yield ETF	AdvisorShares QAM Equity Hedge ETF	AdvisorShares Ranger Equity Bear ETF
INVESTMENT INCOME:
Dividend Income	$—	$—	$—	$42,725	$—
Dividend Income from Affiliates	—	—	—	—	99,081
Interest Income	3,699,594	644,483	15,119,735	303	1,381
Securities lending income (Note 2)	5,044	301	107,382	—	—
Foreign withholding tax	282	—	—	—	—
Total Investment Income	3,704,920	644,784	15,227,117	43,028	100,462
EXPENSES:
Advisory Fees	723,025	128,363	1,595,968	34,097	1,000,572
Accounting & Administration Fees	79,682	8,667	95,418	38,184	39,318
Professional Fees	15,821	28,136	21,306	12,219	14,297
Pricing Fees	11,460	6,413	7,025	3,767	3,768
Trustee Fees	1,703	1,794	1,855	1,574	1,658
CCO Fees	6,633	1,530	10,083	1,228	2,887
Custody Fees	13,983	2,769	13,567	330	5,007
Transfer Agent Fees	8,342	1,013	10,899	256	5,002
Insurance Fees	3,720	198	15,093	119	2,873
Report to Shareholders	30,344	7,296	54,730	1,193	17,077
Exchange Listing Fees	3,754	5,741	3,754	3,753	3,753
Interest on Securities Sold, Not Yet Purchased	—	—	—	4,947	320,603
Dividend Expense	—	—	—	—	537,734
Miscellaneous Fees	4,917	843	10,506	375	1,992
Total Expenses	903,384	192,763	1,840,204	102,042	1,956,541
Advisory Fees Waived/Recoupment	(69,126)	(44,133)	(145,483)	(34,097)	—
Expense Reimbursement	—	—	—	(11,853)	—
Net Expenses	834,258	148,630	1,694,721	56,092	1,956,541
Net Investment Income (Loss)	2,870,662	496,154	13,532,396	(13,064)	(1,856,079)
REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(567,694)	(229,600)	(18,956,555)	(129,754)	—
Investments in Affiliates	—	—	—	(707)	—
In-Kind Redemptions	—	—	—	55,454	—
Swaps	—	(26,882)	—	—	—
Short Sales	—	—	—	43,516	1,544,807
Futures	—	—	—	—	—
Options Written	—	—	—	(1,640)	—
Distributions by other Investment Companies	—	—	—	4,191	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,494,116)	(844,235)	(36,304,400)	(333,285)	(100,500)
Short Sales	—	—	—	(26,738)	(3,348,299)
Swaps	—	(88,111)	—	—	—
Net Realized and Unrealized Gain (Loss)	(3,061,810)	(1,188,828)	(55,260,955)	(388,963)	(1,903,992)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(191,148)	$(692,674)	$(41,728,559)	$(402,027)	$(3,760,071)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2015 (Unaudited)

	AdvisorShares Sage Core Reserves ETF	AdvisorShares STAR Global Buy-Write ETF
INVESTMENT INCOME:
Dividend Income	$—	$262,671
Dividend Income from Affiliates	—	565
Interest Income	153,652	1,205
Securities lending income (Note 2)	392	—
Foreign withholding tax	275	—
Total Investment Income	154,319	264,441
EXPENSES:
Advisory Fees	52,406	163,914
Accounting & Administration Fees	17,488	37,024
Professional Fees	12,261	11,707
Pricing Fees	6,027	5,226
Exchange Listing Fees	4,168	3,753
Report to Shareholders	4,038	4,145
CCO Fees	1,955	1,676
Custody Fees	1,648	1,993
Trustee Fees	1,604	1,586
Transfer Agent Fees	1,310	911
Insurance Fees	234	492
Registration Fees	—	6
Licensing Fees	—	—
Miscellaneous Fees	78	759
Total Expenses	103,217	233,192
Advisory Fees Waived/Recoupment	(42,077)	(8,568)
Net Expenses	61,140	224,624
Net Investment Income (Loss)	93,179	39,817
REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	10,026	(550,595)
Investments in Affiliates	—	(1,738)
In-Kind Redemptions	—	888,350
In-Kind Redemptions in Affiliates	—	(247)
Futures	17,854	—
Options Written	—	180,608
Distributions by other Investment Companies	—	3,345
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(129,901)	(1,041,828)
Options Written	—	(69,507)
Futures	(220)	—
Net Realized and Unrealized Gain (Loss)	(102,241)	(591,612)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,062)	$(551,795)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Operations

For the Six Months Ended December 31, 2015 (Unaudited)

	AdvisorShares TrimTabs Float Shrink ETF	AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF	AdvisorShares YieldPro ETF
INVESTMENT INCOME:
Dividend Income	$1,885,625	$102,406	$336,484
Dividend Income from Affiliates	—	—	—
Interest Income	33	127	32
Securities lending income (Note 2)	62,875	10,855	—
Foreign withholding tax	—	(10,754)	—
Total Investment Income	1,948,533	102,634	336,516
EXPENSES:
Advisory Fees	1,151,720	62,699	123,016
Accounting & Administration Fees	45,965	37,646	28,506
Professional Fees	31,836	13,490	14,438
Pricing Fees	1,701	3,218	5,318
Exchange Listing Fees	3,753	3,753	2,485
Report to Shareholders	60,621	2,760	5,104
CCO Fees	7,242	1,517	1,986
Custody Fees	10,034	982	1,324
Trustee Fees	1,761	1,579	1,626
Transfer Agent Fees	8,725	627	1,153
Insurance Fees	3,817	247	1,006
Registration Fees	—	—	2
Licensing Fees	—	5,231	—
Miscellaneous Fees	5,537	505	2,430
Total Expenses	1,332,712	134,254	188,394
Advisory Fees Waived/Recoupment	(180,993)	(29,757)	(3,491)
Net Expenses	1,151,719	104,497	184,903
Net Investment Income (Loss)	796,814	(1,863)	151,613
REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(2,035,201)	81,064	(174,650)
Investments in Affiliates	—	—	—
In-Kind Redemptions	(1,493,969)	—	7,793
In-Kind Redemptions in Affiliates	—	—	—
Futures	—	—	—
Options Written	—	—	—
Distributions by other Investment Companies	—	—	14,221
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(9,209,222)	(225,802)	97,136
Options Written	—	—	—
Futures	—	—	—
Net Realized and Unrealized Gain (Loss)	(12,738,392)	(144,738)	(55,500)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,941,578)	$(146,601)	$96,113

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Athena High Dividend ETF		AdvisorShares EquityPro ETF
	Six months ended December 31, 2015 (Unaudited)	For the period July 29, 2014* to June 30, 2015	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$155,420	$507,832	$101,673	$318,430
Net Realized Gain (Loss)	(2,266,373)	(2,202,636)	(1,713,473)	1,623,911
Net Change in Unrealized Appreciation (Depreciation)	(726,791)	(1,007,787)	(127,864)	(1,781,112)
Net Increase (Decrease) In Net Assets Resulting From Operations	(2,837,744)	(2,702,591)	(1,739,664)	161,229
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(155,687)	(529,121)	(410,873)	(269,924)
Net Realized Gains	—	—	(1,219,968)	(463,353)
Total Distributions	(155,687)	(529,121)	(1,630,841)	(733,277)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	18,496,464	24,853,838	11,378,050
Value of Shares Redeemed	(4,846,470)	—	(3,716,589)	(11,696,707)
Net Increase (Decrease) From Capital Stock Transactions	(4,846,470)	18,496,464	21,137,249	(318,657)
Net Increase (Decrease) in Net Assets	(7,839,901)	15,264,752	17,766,744	(890,705)
Net Assets:
Beginning of Period	15,264,752	—	19,178,935	20,069,640
End of Period	$7,424,851	$15,264,752	$36,945,679	$19,178,935
Undistributed (Accumulated) Net Investment Income (Loss)	127	394	(54,804)	254,396
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	800,000	—	625,000	625,000
Shares Sold	—	800,000	850,000	375,000
Shares Repurchased	(300,000)	—	(125,000)	(375,000)
End of Period	500,000	800,000	1,350,000	625,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Gartman Gold/Euro ETF (Consolidated)		AdvisorShares Gartman Gold/Yen ETF (Consolidated)		AdvisorShares Global Echo ETF
	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(47,917)	$(47,819)	$(60,359)	$(56,705)	$(9,517)	$(6,498)
Net Realized Gain (Loss)	(994,028)	(434,589)	(2,279,600)	338,995	(98,118)	553,618
Net Change in Unrealized Appreciation (Depreciation)	(65,866)	(45,609)	(18,326)	(549,013)	(168,525)	(393,159)
Net Increase (Decrease) In Net Assets Resulting From Operations	(1,107,811)	(528,017)	(2,358,285)	(266,723)	(276,160)	153,961
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	—	(27,862)	—	(24,357)	(3,846)	(46,077)
Net Realized Gains	(893,000)	(126,850)	(512,262)	(296,740)	(57,227)	—
Total Distributions	(893,000)	(154,712)	(512,262)	(321,097)	(61,073)	(46,077)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	1,573,894	17,829,090	1,930,233	19,728,176	—	1,593,777
Value of Shares Redeemed	(5,016,245)	(1,690,732)	(8,061,609)	—	—	(3,058,904)
Net Increase (Decrease) From Capital Stock Transactions	(3,442,351)	16,138,358	(6,131,376)	19,728,176	—	(1,465,127)
Net Increase (Decrease) in Net Assets	(5,443,162)	15,455,629	(9,001,923)	19,140,356	(337,233)	(1,357,243)
Net Assets:
Beginning of Period	16,757,855	1,302,226	23,021,653	3,881,297	7,858,872	9,216,115
End of Period	$11,314,693	$16,757,855	$14,019,730	$23,021,653	$7,521,639	$7,858,872
Undistributed (Accumulated) Net Investment Income (Loss)	(47,917)	—	(60,359)	—	(13,363)	—
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	1,275,000	100,000	1,750,000	300,000	125,000	150,000
Shares Sold	125,000	1,300,000	150,000	1,450,000	—	25,000
Shares Repurchased	(400,000)	(125,000)	(650,000)	—	—	(50,000)
End of Period	1,000,000	1,275,000	1,250,000	1,750,000	125,000	125,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Madrona Domestic ETF		AdvisorShares Madrona Global Bond ETF
	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$86,401	$88,604	$424,069	$781,661
Net Realized Gain (Loss)	1,138,628	3,912,009	156,631	(288,084)
Net Change in Unrealized Appreciation (Depreciation)	(3,082,127)	(2,315,861)	(705,829)	(1,157,891)
Net Increase (Decrease) In Net Assets Resulting From Operations	(1,857,098)	1,684,752	(125,129)	(664,314)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(118,397)	(96,271)	(446,267)	(823,886)
Total Distributions	(118,397)	(96,271)	(446,267)	(823,886)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	7,647,629	23,992,082	1,864,915	5,201,228
Value of Shares Redeemed	(5,468,968)	(18,761,355)	(5,601,496)	—
Net Increase (Decrease) From Capital Stock Transactions	2,178,661	5,230,727	(3,736,581)	5,201,228
Net Increase (Decrease) in Net Assets	203,166	6,819,208	(4,307,977)	3,713,028
Net Assets:
Beginning of Period	31,574,491	24,755,283	28,095,719	24,382,691
End of Period	$31,777,657	$31,574,491	$23,787,742	$28,095,719
Undistributed (Accumulated) Net Investment Income (Loss)	(6,414)	25,582	(22,154)	44
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	725,000	600,000	1,125,000	925,000
Shares Sold	175,000	575,000	75,000	200,000
Shares Repurchased	(125,000)	(450,000)	(225,000)	—
End of Period	775,000	725,000	975,000	1,125,000

*	Commencement of operations.
(1)	Formerly known as, AdvisorShares Sunrise Global Multi-Strategy ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Madrona International ETF		AdvisorShares Market Adaptive Unconstrained Income ETF(1)		AdvisorShares Meidell Tactical Advantage ETF
	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Six months ended December 31, 2015 (Unaudited)	For the period July 8, 2014* to June 30, 2015	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$59,670	$258,341	$1,717	$(464)	$(1,860)	$92,797
Net Realized Gain (Loss)	(1,739,142)	476,307	18,164	(99,852)	(1,040,170)	634,972
Net Change in Unrealized Appreciation (Depreciation)	(1,004,312)	(1,747,956)	(71,841)	62,557	(748,704)	(189,353)
Net Increase (Decrease) In Net Assets Resulting From Operations	(2,683,784)	(1,013,308)	(51,960)	(37,759)	(1,790,734)	538,416
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(242,962)	(304,843)	—	(45,346)	(64,850)	(93,938)
Total Distributions	(242,962)	(304,843)	—	(45,346)	(64,850)	(93,938)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	1,330,179	14,565,285	—	3,736,304	5,034,610	12,076,557
Value of Shares Redeemed	(620,649)	(13,161,115)	(1,169,735)	(1,859,387)	—	(11,298,866)
Net Increase (Decrease) From Capital Stock Transactions	709,530	1,404,170	(1,169,735)	1,876,917	5,034,610	777,691
Net Increase (Decrease) in Net Assets	(2,217,216)	86,019	(1,221,695)	1,793,812	3,179,026	1,222,169
Net Assets:
Beginning of Period	19,364,667	19,278,648	1,793,812	—	16,971,751	15,749,582
End of Period	$17,147,451	$19,364,667	$572,117	$1,793,812	$20,150,777	$16,971,751
Undistributed (Accumulated) Net Investment Income (Loss)	(20,305)	162,987	(43,730)	(45,447)	(1,862)	64,848
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	700,000	650,000	75,000	—	550,000	525,000
Shares Sold	50,000	500,000	—	150,000	175,000	400,000
Shares Repurchased	(25,000)	(450,000)	(50,000)	(75,000)	—	(375,000)
End of Period	725,000	700,000	25,000	75,000	725,000	550,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Morgan Creek Global Tactical ETF		AdvisorShares Newfleet Multi-Sector Income ETF
	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(12,373)	$41,083	$2,870,662	$4,866,958
Net Realized Gain (Loss)	(747,740)	1,596,746	(567,694)	(628,122)
Net Change in Unrealized Appreciation (Depreciation)	(84,911)	(2,482,888)	(2,494,116)	(2,187,565)
Net Increase (Decrease) In Net Assets Resulting From Operations	(845,024)	(845,059)	(191,148)	2,051,271
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(132,900)	(354,156)	(3,206,276)	(5,247,098)
Net Realized Gains	—	—	—	—
Total Distributions	(132,900)	(354,156)	(3,206,276)	(5,247,098)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	—	34,196,956	69,253,284
Value of Shares Redeemed	(2,347,601)	(23,158,545)	(9,809,241)	(4,927,422)
Net Increase (Decrease) From Capital Stock Transactions	(2,347,601)	(23,158,545)	24,387,715	64,325,862
Net Increase (Decrease) in Net Assets	(3,325,525)	(24,357,760)	20,990,291	61,130,035
Net Assets:
Beginning of Period	12,308,962	36,666,722	215,940,806	154,810,771
End of Period	$8,983,437	$12,308,962	$236,931,097	$215,940,806
Undistributed (Accumulated) Net Investment Income (Loss)	$(62,305)	$82,968	$(289,502)	$46,112
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	500,000	1,400,000	4,400,000	3,100,000
Shares Sold	—	—	700,000	1,400,000
Shares Repurchased	(100,000)	(900,000)	(200,000)	(100,000)
End of Period	400,000	500,000	4,900,000	4,400,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Pacific Asset Enhanced Floating Rate ETF		AdvisorShares Peritus High Yield ETF		AdvisorShares QAM Equity Hedge ETF
	Six months ended December 31, 2015 (Unaudited)	For the period February 18, 2015* to June 30, 2015	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$496,154	$329,893	$13,532,396	$45,993,689	$(13,064)	$(34,570)
Net Realized Gain (Loss)	(256,482)	(10,073)	(18,956,555)	(117,866,961)	(28,940)	300,372
Net Change in Unrealized Appreciation (Depreciation)	(932,346)	(179,877)	(36,304,400)	(52,730,083)	(360,023)	(191,927)
Net Increase (Decrease) In Net Assets Resulting From Operations	(692,674)	139,943	(41,728,559)	(124,603,355)	(402,027)	73,875
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(517,457)	(316,679)	(14,317,124)	(48,496,620)	—	—
Net Realized Gains	—	—	—	—	(65,720)	(64,929)
Total Distributions	(517,457)	(316,679)	(14,317,124)	(48,496,620)	(65,720)	(64,929)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	27,488,348	6,037,172	192,942,545	—	1,427,899
Value of Shares Redeemed	—	—	(122,511,695)	(719,848,257)	(1,349,002)	(2,808,730)
Net Increase (Decrease) From Capital Stock Transactions	—	27,488,348	(116,474,523)	(526,905,712)	(1,349,002)	(1,380,831)
Net Increase (Decrease) in Net Assets	(1,210,131)	27,311,612	(172,520,206)	(700,005,687)	(1,816,749)	(1,371,885)
Net Assets:
Beginning of Period	27,311,612	—	375,990,903	1,075,996,590	7,170,642	8,542,527
End of Period	$26,101,481	$27,311,612	$203,470,697	$375,990,903	$5,353,893	$7,170,642
Undistributed (Accumulated) Net Investment Income (Loss)	$(2,332)	$18,971	$288,919	$1,073,647	$(42,270)	$(29,206)
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	550,000	—	9,250,000	20,200,000	250,000	300,000
Shares Sold	—	550,000	150,000	4,000,000	—	50,000
Shares Repurchased	—	—	(3,250,000)	(14,950,000)	(50,000)	(100,000)
End of Period	550,000	550,000	6,150,000	9,250,000	200,000	250,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares Ranger Equity Bear ETF		AdvisorShares Sage Core Reserves ETF
	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(1,856,079)	$(4,060,161)	$93,179	$43,627
Net Realized Gain (Loss)	1,544,807	(19,107,511)	27,880	(34,842)
Net Change in Unrealized Appreciation (Depreciation)	(3,448,799)	12,334,124	(130,121)	(13,902)
Net Increase (Decrease) In Net Assets Resulting From Operations	(3,760,071)	(10,833,548)	(9,062)	(5,117)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	—	—	(115,595)	(147,384)
Total Distributions	—	—	(115,595)	(147,384)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	45,028,855	49,008,377	—	—
Value of Shares Redeemed	(46,795,150)	(72,068,067)	—	(2,483,570)
Net Increase (Decrease) From Capital Stock Transactions	(1,766,295)	(23,059,690)	—	(2,483,570)
Net Increase (Decrease) in Net Assets	(5,526,366)	(33,893,238)	(124,657)	(2,636,071)
Net Assets:
Beginning of Period	128,058,724	161,951,962	34,782,741	37,418,812
End of Period	$122,532,358	$128,058,724	$34,658,084	$34,782,741
Undistributed (Accumulated) Net Investment Income (Loss)	$(3,406,078)	$(1,549,999)	$(19,344)	$3,072
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	11,775,000	13,750,000	350,000	375,000
Shares Sold	3,950,000	4,225,000	—	—
Shares Repurchased	(4,325,000)	(6,200,000)	—	(25,000)
End of Period	11,400,000	11,775,000	350,000	350,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares STAR Global Buy-Write ETF		AdvisorShares TrimTabs Float Shrink ETF		AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF
	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$39,817	$8,814	$796,814	$1,381,231	$(1,863)	$130,883
Net Realized Gain (Loss)	519,723	383,334	(3,529,170)	22,749,625	81,064	353,345
Net Change in Unrealized Appreciation (Depreciation)	(1,111,335)	34,935	(9,209,222)	(7,341,753)	(225,802)	(262,768)
Net Increase (Decrease) In Net Assets Resulting From Operations	(551,795)	427,083	(11,941,578)	16,789,103	(146,601)	221,460
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	—	—	(1,684,986)	(1,045,971)	(47,835)	(94,665)
Total Distributions	—	—	(1,684,986)	(1,045,971)	(47,835)	(94,665)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	2,642,128	1,315,362	18,438,171	709,868,546	3,855,067	3,760,440
Value of Shares Redeemed	(7,275,247)	(2,635,459)	(29,568,871)	(620,154,900)	—	(1,003,980)
Net Increase (Decrease) From Capital Stock Transactions	(4,633,119)	(1,320,097)	(11,130,700)	89,713,646	3,855,067	2,756,460
Net Increase (Decrease) in Net Assets	(5,184,914)	(893,014)	(24,757,264)	105,456,778	3,660,631	2,883,255
Net Assets:
Beginning of Period	26,596,721	27,489,735	242,472,123	137,015,345	15,543,498	12,660,243
End of Period	$21,411,807	$26,596,721	$217,714,859	$242,472,123	$19,204,129	$15,543,498
Undistributed (Accumulated) Net Investment Income (Loss)	$36,621	$(3,196)	$(840)	$887,332	$(13,687)	$36,011
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	1,000,000	1,050,000	4,250,000	2,675,000	400,000	325,000
Shares Sold	100,000	50,000	325,000	13,000,000	100,000	100,000
Shares Repurchased	(275,000)	(100,000)	(550,000)	(11,425,000)	—	(25,000)
End of Period	825,000	1,000,000	4,025,000	4,250,000	500,000	400,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Changes in Net Assets

	AdvisorShares YieldPro ETF
	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income	$151,613	$2,014,399
Net Realized Loss	(152,636)	(3,511,431)
Net Change in Unrealized Appreciation (Depreciation)	97,136	(1,445,645)
Net Increase (Decrease) In Net Assets Resulting From Operations	96,113	(2,942,677)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income	(179,510)	(2,337,383)
Total Distributions	(179,510)	(2,337,383)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	4,608,415	5,215,701
Value of Shares Redeemed	(10,964,225)	(37,372,924)
Net Decrease From Capital Stock Transactions	(6,355,810)	(32,157,223)
Net Decrease in Net Assets	(6,439,207)	(37,437,283)
Net Assets:
Beginning of Period	34,597,982	72,035,265
End of Period	$28,158,775	$34,597,982
Undistributed (Accumulated) Net Investment Income (Loss)	(24,727)	3,170
Changes in Shares Outstanding
Shares Outstanding, Beginning of Period	1,500,000	2,850,000
Shares Sold	200,000	225,000
Shares Repurchased	(475,000)	(1,575,000)
End of Period	1,225,000	1,500,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Statements of Cash Flows

	AdvisorShares QAM Equity Hedge ETF	AdvisorShares Ranger Equity Bear ETF
	For the six months ended December 31, 2015 (Unaudited)	For the six months ended December 31, 2015 (Unaudited)
CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Dividends and Interest paid (received)	$(377,850)	$100,381
Operating expenses paid (received)	(41,117)	(1,101,101)
Net purchases of short-term investments	(24,846)	4,893,621
Realized gain (loss) on swap contracts and option contracts	(8,818)	—
Purchases of long-term investments	(3,645,917)	(1,777,848)
Proceeds from disposition of long-term investments	5,006,061	1,796,648
Increase/Decrease in receivables for securities sold	—	8,864,924
Increase/Decrease in payables for securities purchased	(92,454)	(756,085)
Net increase in short sales	(67,609)	(6,804,205)
Capital gains paid	1,223	—
Dividends paid	—	(499,574)
Interest paid	(4,657)	(333,399)
Net Cash Flows Provided (Used) By Operating Activities	744,016	4,383,362
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Net proceeds from shares issued	—	45,028,855
Value of shares redeemed	(1,349,002)	(46,795,150)
Deposits with brokers for swap contracts and short sales	596,891	(471,661)
Net Cash Flows Provided (Used) By Financing Activities	(752,111)	(2,237,956)
NET INCREASE/DECREASE IN CASH	(8,095)	2,145,406
Cash, beginning of period	9,380	76,109,147
Cash, end of period	$1,285	$78,254,553
RECONCILIATION OF INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS TO NET CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Increase/Decrease in Net Assets resulting from Operations	$(402,027)	$(3,760,071)
Increase/Decrease in investments, at value	1,649,057	12,208
Increase/Decrease in payable for securities purchased	(92,454)	(756,085)
Increase/Decrease in receivable for securities sold	—	8,864,924
Increase/Decrease in dividends and interest receivable	(420,878)	(81)
Increase/Decrease in due from/to investment advisor	(502)	—
Increase/Decrease in prepaid expense	6,869	(1,033)
Increase/Decrease in interest payable	290	(12,796)
Increase/Decrease in dividends payable	—	38,160
Increase/Decrease in accrued expenses	3,661	(1,864)
Total Adjustments	1,146,043	8,143,433
Net Cash Flows Provided (Used) By Operating Activities	$744,016	$4,383,362

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Athena High Dividend ETF
	Six months ended December 31, 2015 (Unaudited)	For the period July 29, 2014* to June 30, 2015
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$19.08	$25.00
Investment Operations
Net Investment Income (Loss)(2)	0.25	0.90
Net Realized and Unrealized Gain (Loss)	(4.23)	(6.03)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(3.98)	(5.13)
Distributions from Net Investment Income	(0.25)	(0.79)
Distributions from Realized Capital Gains	—	—
Total Distributions	(0.25)	(0.79)
Net Asset Value, End of Period	$14.85	$19.08
Market Value, End of Period	$14.84	$19.08
Total Return
Total Investment Return Based on Net Asset Value(5)	(20.95)%	(20.71)%
Total Investment Return Based on Market(5)	(21.00)%	(20.65)%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$7,425	$15,265
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements(6)	1.54%	1.71%
Net Investment Income (Loss)(6)	2.87%	4.60%
Portfolio Turnover Rate(9)	102%	193%

*	Commencement of operations.
(1)	Formerly known as, AdvisorShares Sunrise Global Multi-Strategy ETF.
(2)	Based on average shares outstanding.
(3)	Amount represents less than $0.005 or 0.005%.
(4)	The amount shown for a share distribution throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(5)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period.
(6)	Ratios of periods of less than one year have been annualized.
(7)	The expense ratio includes interest and dividend expenses on short sales of 0.07% 0.15%, 0.20%, and 0.06% for the periods ended December 31, 2015, June 30, 2015, June 30, 2014, and June 30, 2013, respectively.
(8)	The expense ratio includes interest and dividend expenses on short sales of 1.28%, 1.15%, 1.22%, 1.51%, 1.38, and 1.28% for the periods ended December 31,2015, June 30, 2015, June 30, 2014, June 30, 2013, June 30, 2012, and June 30, 2011, respectively.
(9)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares EquityPro ETF				AdvisorShares Gartman Gold/Euro ETF (Consolidated)
	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Year ended June 30, 2014	For the period July 10, 2012* to June 30, 2013	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	For the period February 11, 2014* to June 30, 2014
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$30.69	$32.11	$27.13	$25.00	$13.14	$13.02	$12.80
Investment Operations
Net Investment Income (Loss)(2)	0.12	0.39	1.24	0.22	(0.04)	(0.08)	(0.03)
Net Realized and Unrealized Gain (Loss)	(2.24)	(1.04)	4.08	2.06	(0.90)	0.97	0.25
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(2.12)	(0.65)	5.32	2.28	(0.94)	0.89	0.22
Distributions from Net Investment Income	(0.30)	(0.28)	(0.34)	(0.13)	—	(0.14)	—
Distributions from Realized Capital Gains	(0.90)	(0.49)	—	(0.02)	(0.89)	(0.63)	—
Total Distributions	(1.20)	(0.77)	(0.34)	(0.15)	(0.89)	(0.77)	—
Net Asset Value, End of Period	$27.37	$30.69	$32.11	$27.13	$11.31	$13.14	$13.02
Market Value, End of Period	$27.45	$30.70	$32.11	$27.12	$11.24	$13.11	$13.07
Total Return
Total Investment Return Based on Net Asset Value(5)	(6.95)%	(2.01)%	19.71%	9.16%	(7.18)%	7.33%	1.72%
Total Investment Return Based on Market(5)	(10.59)%	(1.89)%	19.76%	9.11%	(7.45)%	6.56%	2.11%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$36,946	$19,179	$20,070	$1,357	$11,315	$16,758	$1,302
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	1.25%	1.25%	1.25%	1.25%	0.65%	0.65%	0.65%
Expenses, prior to expense waivers and reimbursements(6)	1.28%	1.13%	1.92%	6.95%	1.45%	2.21%	10.72%
Net Investment Income (Loss)(6)	0.80%	1.25%	4.13%	0.88%	(0.64)%	(0.63)%	(0.63)%
Portfolio Turnover Rate(9)	266%	349%	21%	43%	0%	0%	0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Gartman Gold/Yen ETF (Consolidated)
	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	For the period February 11, 2014* to June 30, 2014
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$13.16	$12.94	$12.80
Investment Operations
Net Investment Income (Loss)(2)	(0.04)	(0.08)	(0.03)
Net Realized and Unrealized Gain (Loss)	(1.49)	0.86	0.17
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(1.53)	0.78	0.14
Distributions from Net Investment Income	—	(0.04)	—
Distributions from Realized Capital Gains	(0.41)	(0.52)	—
Total Distributions	(0.41)	(0.56)	—
Net Asset Value, End of Period	$11.22	$13.16	$12.94
Market Value, End of Period	11.13	$13.19	$13.04
Total Return
Total Investment Return Based on Net Asset Value(5)	(11.68)%	6.06%	1.09%
Total Investment Return Based on Market(5)	(12.51)%	5.45%	1.88%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$14,020	$23,022	$3,881
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	0.65%	0.65%	0.65%
Expenses, prior to expense waivers and reimbursements(6)	1.27%	1.99%	4.74%
Net Investment Income (Loss)(6)	(0.64)%	(0.62)%	(0.63)%
Portfolio Turnover Rate(9)	0%	0%	0%

*	Commencement of operations.
(1)	Formerly known as, AdvisorShares Sunrise Global Multi-Strategy ETF.
(2)	Based on average shares outstanding.
(3)	Amount represents less than $0.005 or 0.005%.
(4)	The amount shown for a share distribution throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(5)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period.
(6)	Ratios of periods of less than one year have been annualized.
(7)	The expense ratio includes interest and dividend expenses on short sales of 0.07% 0.15%, 0.20%, and 0.06% for the periods ended December 31, 2015, June 30, 2015, June 30, 2014, and June 30, 2013, respectively.
(8)	The expense ratio includes interest and dividend expenses on short sales of 1.28%, 1.15%, 1.22%, 1.51%, 1.38, and 1.28% for the periods ended December 31,2015, June 30, 2015, June 30, 2014, June 30, 2013, June 30, 2012, and June 30, 2011, respectively.
(9)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Global Echo ETF					AdvisorShares Madrona Domestic ETF
	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013	For the period May 23, 2012* to June 30, 2012	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012	For the period June 21, 2011* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$62.87	$61.44	$54.38	$50.80	$50.00	$43.55	$41.26	$32.34	$25.31	$26.07	$25.00
Investment Operations
Net Investment Income (Loss)(2)	(0.08)	(0.06)	0.22	(0.07)	(0.02)	0.11	0.13	0.11	0.15	0.10	0 (3)
Net Realized and Unrealized Gain (Loss)	(2.13)	1.92	6.86	3.88	0.82	(2.51)	2.30	8.91	7.01	(0.79)	1.07
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(2.21)	1.86	7.08	3.81	0.80	(2.40)	2.43	9.02	7.16	(0.69)	1.07
Distributions from Net Investment Income	(0.03)	(0.43)	(0.02)	—	—	(0.15)	(0.14)	(0.10)	(0.13)	(0.07)	—
Distributions from Realized Capital Gains	(0.46)	—	—	(0.23)	—	—	—	—	—	—	—
Total Distributions	(0.49)	(0.43)	(0.02)	(0.23)	—	(0.15)	(0.14)	(0.10)	(0.13)	(0.07)	—
Net Asset Value, End of Period	$60.17	$62.87	$61.44	$54.38	$50.80	$41.00	$43.55	$41.26	$32.34	$25.31	$26.07
Market Value, End of Period	$60.11	$62.28	$61.46	$54.53	$50.99	$41.00	$43.55	$41.26	$32.34	$25.28	$26.07
Total Return
Total Investment Return Based on Net Asset Value(5)	(3.52)%	3.05%	13.03%	7.54%	1.60%	(5.51)%	5.89%	27.93%	28.37%	(2.65)%	4.28%
Total Investment Return Based on Market(5)	(2.69)%	2.06%	12.75%	7.43%	1.98%	(5.50)%	5.89%	27.93%	28.52%	(2.76)%	4.28%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$7,522	$7,859	$9,216	$5,438	$5,080	$31,778	$31,574	$24,755	$18,593	$15,188	$2,607
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	1.50%	1.50%	1.50%	1.50%	1.50%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, prior to expense waivers and reimbursements(6)	1.50%	1.50%	1.50%	1.50%	1.50%	1.31%	1.37%	1.42%	1.61%	1.46%	10.96%
Net Investment Income (Loss)(6)	(0.25)%	(0.09)%	0.37%	(0.13)%	(0.32)%	0.53%	0.30%	0.31%	0.51%	0.40%	0.23%
Portfolio Turnover Rate(9)	18%	68%	157%	180%	70%	18%	15%	14%	33%	40%	0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Madrona Global Bond ETF
	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012	For the period June 21, 2011* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$24.97	$26.36	$25.05	$25.69	$25.01	$25.00
Investment Operations
Net Investment Income (Loss)(2)	0.41	0.74	0.86	0.72	0.71	0.01
Net Realized and Unrealized Gain (Loss)	(0.59)	(1.39)	1.30	(0.66)	0.67	—
Distributions of Net Realized Gains by other investment companies	0.05	0.04	—	0.01	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(0.13)	(0.61)	2.16	0.07	1.38	0.01
Distributions from Net Investment Income	(0.44)	(0.78)	(0.85)	(0.71)	(0.70)	—
Distributions from Realized Capital Gains	—	—	—	(0.00)	—	—
Total Distributions	(0.44)	(0.78)	(0.85)	(0.71)	(0.70)	—
Net Asset Value, End of Period	$24.40	$24.97	$26.36	$25.05	$25.69	$25.01
Market Value, End of Period	$24.40	$24.96	$26.42	$24.96	$25.68	$25.02
Total Return
Total Investment Return Based on Net Asset Value(5)	(0.52)%	(2.37)%	8.80%	0.20%	5.59%	0.04%
Total Investment Return Based on Market(5)	(0.48)%	(2.63)%	9.44%	(0.13)%	5.49%	0.08%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$23,788	$28,096	$24,383	$22,543	$21,195	$2,501
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Expenses, prior to expense waivers and reimbursements(6)	1.03%	0.99%	1.07%	1.02%	0.99%	11.08%
Net Investment Income (Loss)(6)	3.30%	2.88%	3.36%	2.73%	2.81%	1.68%
Portfolio Turnover Rate(9)	12%	34%	20%	28%	12%	0%

*	Commencement of operations.
(1)	Formerly known as, AdvisorShares Sunrise Global Multi-Strategy ETF.
(2)	Based on average shares outstanding.
(3)	Amount represents less than $0.005 or 0.005%.
(4)	The amount shown for a share distribution throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(5)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period.
(6)	Ratios of periods of less than one year have been annualized.
(7)	The expense ratio includes interest and dividend expenses on short sales of 0.07% 0.15%, 0.20%, and 0.06% for the periods ended December 31, 2015, June 30, 2015, June 30, 2014, and June 30, 2013, respectively.
(8)	The expense ratio includes interest and dividend expenses on short sales of 1.28%, 1.15%, 1.22%, 1.51%, 1.38, and 1.28% for the periods ended December 31,2015, June 30, 2015, June 30, 2014, June 30, 2013, June 30, 2012, and June 30, 2011, respectively.
(9)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Madrona International ETF						AdvisorShares Market Adaptive Unconstrained Income ETF(1)
	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012	For the period June 21, 2011* to June 30, 2011	Six months ended December 31, 2015 (Unaudited)	For the period July 8, 2014* to June 30, 2015
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$27.66	$29.66	$23.97	$21.06	$26.17	$25.00	$23.92	$25.00
Investment Operations
Net Investment Income (Loss)(2)	0.08	0.39	0.41	0.39	0.32	0.01	0.03	(0.01)
Net Realized and Unrealized Gain (Loss)	(3.75)	(1.92)	5.77	2.82	(5.33)	1.16	(1.14)	(0.62)
Distributions of Net Realized Gains by other investment companies	—	—	—	—	—	—	0.07	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(3.67)	(1.53)	6.18	3.21	(5.01)	1.17	(1.04)	(0.63)
Distributions from Net Investment Income	(0.34)	(0.47)	(0.49)	(0.30)	(0.08)	—	—	(0.45)
Distributions from Realized Capital Gains	—	—	—	—	(0.02)	—	—	—
Total Distributions	(0.34)	(0.47)	(0.49)	(0.30)	(0.10)	—	—	(0.45)
Net Asset Value, End of Period	$23.65	$27.66	$29.66	$23.97	$21.06	$26.17	$22.88	$23.92
Market Value, End of Period	$23.68	$27.65	$29.58	$23.95	$21.11	$26.18	$22.51	$23.90
Total Return
Total Investment Return Based on Net Asset Value(5)	(13.32)%	(5.06)%	25.91%	15.24%	(19.11)%	4.68%	(4.35)%	(2.58)%
Total Investment Return Based on Market(5)	(13.15)%	(4.82)%	25.64%	14.86%	(18.95)%	4.72%	(5.82)%	(2.61)%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$17,147	$19,365	$19,279	$14,978	$14,219	$2,617	$572	$1,794
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.64%	1.75%
Expenses, prior to expense waivers and reimbursements(6)	1.62%	1.69%	1.55%	1.65%	1.54%	10.99%	6.10%	6.20%
Net Investment Income (Loss)(6)	0.65%	1.41%	1.48%	1.65%	1.48%	1.14%	0.26%	(0.02)%
Portfolio Turnover Rate(9)	127%	85%	182%	93%	110%	19%	314%	203%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Meidell Tactical Advantage ETF
	Six months ended December 31, 2015 (Unaudited)		Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012	For the period June 23, 2011* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period.	$30.86		$30.00	$28.33	$25.12	$25.06	$25.00
Investment Operations
Net Investment Income (Loss)(2)	(0.00	)(3)	0.17	0.14	0.14	0.00 (3)	0.01
Net Realized and Unrealized Gain (Loss)	(2.98)		0.87	1.53	3.30	0.08	0.05
Distributions of Net Realized Gains by other investment companies	0.01		—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(2.97)		1.04	1.67	3.44	0.08	0.06
Distributions from Net Investment Income	(0.10)		(0.18)	—	(0.23)	(0.02)	—
Distributions from Realized Capital Gains	—		—	—	—	—	—
Total Distributions	(0.10)		(0.18)	—	(0.23)	(0.02)	—
Net Asset Value, End of Period	$27.79		$30.86	$30.00	$28.33	$25.12	$25.06
Market Value, End of Period	$27.80		$30.87	$30.00	$28.37	$25.48	$25.07
Total Return
Total Investment Return Based on Net Asset Value(5)	(9.62)%		3.47%	5.89%	13.81%	0.31%	0.24%
Total Investment Return Based on Market(5)	(9.94)%		3.52%	5.75%	12.33%	1.71%	0.28%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$20,151		$16,972	$15,750	$9,209	$5,652	$2,506
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	1.35%		1.35%	1.35%	1.35%	1.35%	1.35%
Expenses, prior to expense waivers and reimbursements(6)	1.91%		1.99%	2.12%	2.99%	3.69%	13.70%
Net Investment Income (Loss)(6)	(0.02)%		0.57%	0.49%	0.51%	0.01%	1.00%
Portfolio Turnover Rate(9)	364%		434%	687%	605%	817%	5%

*	Commencement of operations.
(1)	Formerly known as, AdvisorShares Sunrise Global Multi-Strategy ETF.
(2)	Based on average shares outstanding.
(3)	Amount represents less than $0.005 or 0.005%.
(4)	The amount shown for a share distribution throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(5)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period.
(6)	Ratios of periods of less than one year have been annualized.
(7)	The expense ratio includes interest and dividend expenses on short sales of 0.07% 0.15%, 0.20%, and 0.06% for the periods ended December 31, 2015, June 30, 2015, June 30, 2014, and June 30, 2013, respectively.
(8)	The expense ratio includes interest and dividend expenses on short sales of 1.28%, 1.15%, 1.22%, 1.51%, 1.38, and 1.28% for the periods ended December 31,2015, June 30, 2015, June 30, 2014, June 30, 2013, June 30, 2012, and June 30, 2011, respectively.
(9)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Morgan Creek Global Tactical ETF						AdvisorShares Newfleet Multi-Sector Income ETF
	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012	For the period October 26, 2010* to June 30, 2011	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Year ended June 30, 2014	For the period March 19, 2013* to June 30, 2013
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$24.62	$26.19	$23.78	$23.69	$25.92	$25.10	$49.08	$49.94	$49.04	$50.00
Investment Operations
Net Investment Income (Loss)(2)	(0.03)	0.06	0.30	0.38	0.21	0.25	0.63	1.28	1.26	0.28
Net Realized and Unrealized Gain (Loss)	(2.06)	(1.06)	2.11	0.27	(2.24)	0.79	(0.66)	(0.77)	0.99	(0.99)
Distributions of Net Realized Gains by other investment companies	0.26	0.07	—	0.00 (3)	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(1.83)	(0.93)	2.41	0.65	(2.03)	1.04	(0.03)	0.51	2.25	(0.71)
Distributions from Net Investment Income	(0.33)	(0.64)	—	(0.56)	—	(0.22)	(0.70)	(1.37)	(1.35)	(0.25)
Distributions from Realized Capital Gains	—	—	—	—	(0.20)	—	—	—	—	—
Total Distributions	(0.33)	(0.64)	—	(0.56)	(0.20)	(0.22)	(0.70)	(1.37)	(1.35)	(0.25)
Net Asset Value, End of Period	$22.46	$24.62	$26.19	$23.78	$23.69	$25.92	$48.35	$49.08	$49.94	$49.04
Market Value, End of Period	$22.50	$24.60	$26.16	$23.79	$23.64	$25.93	$48.40	$49.04	$49.94	$49.01
Total Return
Total Investment Return Based on Net Asset Value(5)	(7.43)%	(3.59)%	10.13%	2.68%	(7.84)%	4.17%	(0.06)%	1.04%	4.65%	(1.42)%
Total Investment Return Based on Market(5)	(8.54)%	(3.52)%	9.96%	2.92%	(8.07)%	4.20%	0.13%	0.95%	4.70%	(1.48)%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$8,983	$12,309	$36,667	$49,942	$78,171	$178,837	$236,931	$215,941	$154,811	$83,362
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	1.25%	1.25%	1.25%	1.15%	0.99%	1.02%	0.75%	0.75%	0.75%	0.75%
Expenses, prior to expense waivers and reimbursements(6)	2.26%	2.23%	1.24%	1.15%	1.08%	1.04%	0.81%	0.82%	0.83%	1.13%
Net Investment Income (Loss)(6)	(0.24)%	0.23%	1.19%	1.54%	0.87%	1.45%	2.58%	2.60%	2.55%	1.98%
Portfolio Turnover Rate(9)	40%	244%	232%	236%	475%	187%	23%	49%	85%	105%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Pacific Asset Enhanced Floating Rate ETF
	Six months ended December 31, 2015 (Unaudited)	For the period February 18, 2015* to June 30, 2015
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$49.66	$50.00
Investment Operations
Net Investment Income (Loss)(2)	0.90	0.62
Net Realized and Unrealized Gain (Loss)	(2.16)	(0.38)
Distributions of Net Realized Gains by other investment companies	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(1.26)	0.24
Distributions from Net Investment Income	(0.94)	(0.58)
Distributions from Realized Capital Gains	—	—
Total Distributions	(0.94)	(0.58)
Net Asset Value, End of Period	$47.46	$49.66
Market Value, End of Period	$47.33	$49.78
Total Return
Total Investment Return Based on Net Asset Value(5)	(2.56)%	0.47%
Total Investment Return Based on Market(5)	(3.07)%	0.71%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$26,101	$27,312
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	1.10%	1.10%
Expenses, prior to expense waivers and reimbursements(6)	1.43%	1.41%
Net Investment Income (Loss)(6)	3.67%	3.46%
Portfolio Turnover Rate(9)	9%	102%

*	Commencement of operations.
(1)	Formerly known as, AdvisorShares Sunrise Global Multi-Strategy ETF.
(2)	Based on average shares outstanding.
(3)	Amount represents less than $0.005 or 0.005%.
(4)	The amount shown for a share distribution throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(5)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period.
(6)	Ratios of periods of less than one year have been annualized.
(7)	The expense ratio includes interest and dividend expenses on short sales of 0.07% 0.15%, 0.20%, and 0.06% for the periods ended December 31, 2015, June 30, 2015, June 30, 2014, and June 30, 2013, respectively.
(8)	The expense ratio includes interest and dividend expenses on short sales of 1.28%, 1.15%, 1.22%, 1.51%, 1.38, and 1.28% for the periods ended December 31,2015, June 30, 2015, June 30, 2014, June 30, 2013, June 30, 2012, and June 30, 2011, respectively.
(9)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Peritus High Yield ETF						AdvisorShares QAM Equity Hedge ETF
	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012	For the period December 1, 2010* to June 30, 2011	Six months ended December 31, 2015 (Unaudited)		Year ended June 30, 2015		Year ended June 30, 2014		For the period August 7, 2012* to June 30, 2013
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$40.65	$53.27	$50.43	$48.59	$51.59	$50.00	$28.68		$28.48		$26.21		$25.00
Investment Operations
Net Investment Income (Loss)(2)	1.77	3.59	4.14	4.28	4.20	2.25	(0.05)		(0.13)		(0.20)		(0.12)
Net Realized and Unrealized Gain (Loss)	(7.41)	(12.33)	2.69	1.66	(2.74)	1.30	(1.55)		0.54		2.95		1.51
Distributions of Net Realized Gains by other investment companies	—	—	—	—	0.00 (3)	—	0.02		0.01		—		—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(5.64)	(8.74)	6.83	5.94	1.46	3.55	(1.58)		0.42		2.75		1.39
Distributions from Net Investment Income	(1.93)	(3.88)	(3.95)	(4.09)	(3.99)	(1.96)	—		—		—		(0.08)
Distributions from Realized Capital Gains	—	—	(0.04)	(0.01)	(0.47)	—	(0.33)		(0.22)		(0.48)		(0.10)
Total Distributions	(1.93)	(3.88)	(3.99)	(4.10)	(4.46)	(1.96)	(0.33)		(0.22)		(0.48)		(0.18)
Net Asset Value, End of Period	$33.08	$40.65	$53.27	$50.43	$48.59	$51.59	$26.77		$28.68		$28.48		$26.21
Market Value, End of Period	$32.53	$40.58	$53.27	$49.91	$48.64	$51.87	$26.66		$28.68		$28.45		$26.16
Total Return
Total Investment Return Based on Net Asset Value(5)	(14.23)%	(16.82)%	14.04%	12.58%	3.27%	7.16%	(5.52)%		1.48%		10.52%		5.57%
Total Investment Return Based on Market(5)	(15.44)%	(16.88)%	15.20%	11.29%	2.75%	7.73%	(7.04)%		1.60%		10.62%		5.36%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$203,471	$375,991	$1,075,997	$259,729	$92,328	$43,851	$5,354		$7,171		$8,543		$3,932
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	1.17%	1.23%	1.18%	1.25%	1.35%	1.34%	1.65	%(7)	1.65	%(7)	1.70	%(7)	1.56	%(7)
Expenses, prior to expense waivers and reimbursements(6)	1.27%	1.23%	1.18%	1.23%	1.35%	1.57%	2.99	%(7)	2.83	%(7)	2.66	%(7)	4.61	%(7)
Net Investment Income (Loss)(6)	9.33%	7.65%	7.95%	8.44%	8.64%	7.47%	(0.38)%		(0.46)%		(0.71)%		(0.50)%
Portfolio Turnover Rate(9)	22%	88%	87%	37%	80%	81%	67%		131%		179%		114%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Ranger Equity Bear ETF
	Six months ended December 31, 2015 (Unaudited)		Year ended June 30, 2015		Year ended June 30, 2014		Year ended June 30, 2013		Year ended June 30, 2012		For the period January 27, 2011* to June 30, 2011
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$10.88		$11.78		$16.17		$23.33		$22.65		$25.00
Investment Operations
Net Investment Income (Loss)(2)	(0.15)		(0.31)		(0.38)		(0.60)		(0.72)		(0.30)
Net Realized and Unrealized Gain (Loss)	0.02		(0.59)		(4.01)		(6.56)		1.40		(2.05)
Distributions of Net Realized Gains by other investment companies	—		—		—		—		—		—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(0.13)		(0.90)		(4.39)		(7.16)		0.68		(2.35)
Distributions from Net Investment Income	—		—		—		—		—		—
Distributions from Realized Capital Gains	—		—		—		—		—		—
Total Distributions	—		—		—		—		—		—
Net Asset Value, End of Period	$10.75		$10.88		$11.78		$16.17		$23.33		$22.65
Market Value, End of Period	$10.75		$10.88		$11.79		$16.16		$23.34		$22.65
Total Return
Total Investment Return Based on Net Asset Value(5)	(1.19)%		(7.64)%		(27.15)%		(30.69)%		3.00%		(9.40)%
Total Investment Return Based on Market(5)	(1.19)%		(7.72)%		(27.04)%		(30.76)%		3.05%		(9.40)%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$122,532		$128,059		$161,952		$218,357		$313,223		$50,389
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	2.93	%(8)	2.80	%(8)	2.87	%(8)	3.12	%(8)	3.07	%(8)	3.07	%(8)
Expenses, prior to expense waivers and reimbursements(6)	2.93	%(8)	2.80	%(8)	2.87	%(8)	3.12	%(8)	3.06	%(8)	3.16	%(8)
Net Investment Income (Loss)(6)	(2.78)%		(2.72)%		(2.81)%		(3.11)%		(3.06)%		(3.07)%
Portfolio Turnover Rate(9)	249%		419%		484%		697%		756%		635%

*	Commencement of operations.
(1)	Formerly known as, AdvisorShares Sunrise Global Multi-Strategy ETF.
(2)	Based on average shares outstanding.
(3)	Amount represents less than $0.005 or 0.005%.
(4)	The amount shown for a share distribution throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(5)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period.
(6)	Ratios of periods of less than one year have been annualized.
(7)	The expense ratio includes interest and dividend expenses on short sales of 0.15%, 0.15%, 0.20%, and 0.06% for the periods ended December 31, 2015, June 30, 2015, June 30, 2014, and June 30, 2013, respectively.
(8)	The expense ratio includes interest and dividend expenses on short sales of 1.28%, 1.15%, 1.22%, 1.51%, 1.38, and 1.28% for the periods ended December 31,2015, June 30, 2015, June 30, 2014, June 30, 2013, June 30, 2012, and June 30, 2011, respectively.
(9)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares Sage Core Reserves ETF				AdvisorShares STAR Global Buy-Write ETF
	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015		For the period January 14, 2014* to June 30, 2014	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Year ended June 30, 2014	For the period September 17, 2012* to June 30, 2013
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$99.38	$99.78		$100.00	$26.60	$26.18	$23.61	$25.00
Investment Operations
Net Investment Income (Loss)(2)	0.27	0.12		0.36	0.04	0.01	(0.10)	(0.03)
Net Realized and Unrealized Gain (Loss)	(0.30)	(0.12)		(0.25)	(0.69)	0.41	2.67	(1.16)
Distributions of Net Realized Gains by other investment companies	—	—		—	0.00 (3)	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(0.03)	—		0.11	(0.65)	0.42	2.57	(1.19)
Distributions from Net Investment Income	(0.33)	(0.40)		(0.33)	—	—	—	(0.17)
Distributions from Realized Capital Gains	—	—		—	—	—	—	(0.03)
Total Distributions	(0.33)	(0.40)		(0.33)	—	—	—	(0.20)
Net Asset Value, End of Period	$99.02	$99.38		$99.78	$25.95	$26.60	$26.18	$23.61
Market Value, End of Period	$99.03	$99.40		$99.80	$25.84	$26.61	$26.22	$23.62
Total Return
Total Investment Return Based on Net Asset Value(5)	(0.04)%	(0.00	)%(3)	0.11%	(2.44)%	1.60%	10.89%	(4.80)%
Total Investment Return Based on Market(5)	(0.05)%	(0.00	)%(3)	0.13%	(2.89)%	1.49%	11.01%	(4.76)%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$34,658	$34,783		$37,419	$21,412	$26,597	$27,490	$22,428
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	0.35%	0.35%		0.35%	1.85%	1.85%	1.85%	1.85%
Expenses, prior to expense waivers and reimbursements(6)	0.59%	0.73%		0.73%	1.92%	1.87%	1.79%	2.35%
Net Investment Income (Loss)(6)	0.53%	0.12%		0.78%	0.33%	0.03%	(0.42)%	(0.14)%
Portfolio Turnover Rate(9)	40%	59%		12%	45%	45%	166%	40%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares TrimTabs Float Shrink ETF
	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013	For the period October 4, 2011* to June 30, 2012
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$57.05	$51.22	$41.05	$33.16	$26.20
Investment Operations
Net Investment Income (Loss)(2)	0.19	0.42	0.43	0.23	0.07
Net Realized and Unrealized Gain (Loss)	(2.73)	5.75	9.89	7.99	6.90
Distributions of Net Realized Gains by other investment companies	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(2.54)	6.17	10.32	8.22	6.97
Distributions from Net Investment Income	(0.42)	(0.34)	(0.15)	(0.21)	(0.01)
Distributions from Realized Capital Gains	—	—	—	(0.12)	—
Total Distributions	(0.42)	(0.34)	(0.15)	(0.33)	(0.01)
Net Asset Value, End of Period	$54.09	$57.05	$51.22	$41.05	$33.16
Market Value, End of Period	$54.08	$57.05	$51.25	$41.13	$33.24
Total Return
Total Investment Return Based on Net Asset Value(5)	(4.47)%	12.06%	25.18%	25.01%	26.62%
Total Investment Return Based on Market(5)	(4.47)%	11.99%	25.00%	24.96%	26.93%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$217,715	$242,472	$137,015	$25,657	$8,291
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	0.99%	0.99%	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements(6)	1.15%	1.11%	1.16%	1.90%	2.34%
Net Investment Income (Loss)(6)	0.68%	0.76%	0.90%	0.62%	0.31%
Portfolio Turnover Rate(9)	132%	52%	7%	57%	201%

*	Commencement of operations.
(1)	Formerly known as, AdvisorShares Sunrise Global Multi-Strategy ETF.
(2)	Based on average shares outstanding.
(3)	Amount represents less than $0.005 or 0.005%.
(4)	The amount shown for a share distribution throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(5)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period.
(6)	Ratios of periods of less than one year have been annualized.
(7)	The expense ratio includes interest and dividend expenses on short sales of 0.07% 0.15%, 0.20%, and 0.06% for the periods ended December 31, 2015, June 30, 2015, June 30, 2014, and June 30, 2013, respectively.
(8)	The expense ratio includes interest and dividend expenses on short sales of 1.28%, 1.15%, 1.22%, 1.51%, 1.38, and 1.28% for the periods ended December 31,2015, June 30, 2015, June 30, 2014, June 30, 2013, June 30, 2012, and June 30, 2011, respectively.
(9)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Financial Highlights

	AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF						AdvisorShares YieldPro ETF
	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013	Year ended June 30, 2012	For the period July 21, 2010* to June 30, 2011	Six months ended December 31, 2015 (Unaudited)	Year ended June 30, 2015	For the period March 4, 2014* to June 30, 2014
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$38.86	$38.95	$32.65	$28.72	$31.46	$25.00	$23.07	$25.28	$25.00
Investment Operations
Net Investment Income (Loss)(2)	0.00 (3)	0.34	0.18	0.11	0.07	0.15	0.12	0.85	0.29
Net Realized and Unrealized Gain (Loss)	(0.34)	(0.20)	6.29	3.99	(2.58)	6.40	(0.07)	(2.07)	0.20
Distributions of Net Realized Gains by other investment companies	—	—	—	0.00 (3)	—	—	0.01	0.00 (3)	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(4)	(0.34)	0.14	6.47	4.10	(2.51)	6.55	0.06	(1.22)	0.49
Distributions from Net Investment Income	(0.11)	(0.23)	(0.17)	(0.17)	(0.11)	(0.09)	(0.14)	(0.99)	(0.21)
Distributions from Realized Capital Gains	—	—	—	—	(0.12)	—	—	—	—
Total Distributions	(0.11)	(0.23)	(0.17)	(0.17)	(0.23)	(0.09)	(0.14)	(0.99)	(0.21)
Net Asset Value, End of Period	$38.41	$38.86	$38.95	$32.65	$28.72	$31.46	$22.99	$23.07	$25.28
Market Value, End of Period	$38.60	$38.77	$38.93	$32.63	$28.70	$31.58	$22.99	$23.03	$25.31
Total Return
Total Investment Return Based on Net Asset Value(5)	(0.86)%	0.36%	19.85%	14.30%	(7.94)%	26.21%	0.25%	(4.92)%	1.95%
Total Investment Return Based on Market(5)	(0.13)%	0.19%	19.85%	14.29%	(8.36)%	26.69%	0.43%	(5.20)%	2.07%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$19,204	$15,543	$12,660	$7,346	$6,462	$8,651	$28,159	$34,598	$72,035
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(6)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.20%	1.05%	1.07%
Expenses, prior to expense waivers and reimbursements(6)	1.61%	1.63%	1.67%	2.52%	4.17%	3.04%	1.23%	1.05%	1.07%
Net Investment Income (Loss)(6)	(0.02)%	0.88%	0.50%	0.36%	0.24%	0.52%	0.99%	3.49%	3.64%
Portfolio Turnover Rate(9)	13%	27%	24%	38%	16%	34%	23%	128%	8%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2015 (Unaudited)

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is comprised of 21 active funds (the “Funds” or “ETFs” and individually, the “Fund” or “ETF”):

Fund	Ticker	Commencement of Operations
AdvisorShares Athena High Dividend ETF	DIVI	July 29, 2014
AdvisorShares EquityPro ETF	EPRO	July 10, 2012
AdvisorShares Gartman Gold/Euro ETF	GEUR	February 11, 2014
AdvisorShares Gartman Gold/Yen ETF	GYEN	February 11, 2014
AdvisorShares Global Echo ETF	GIVE	May 23, 2012
AdvisorShares Madrona Domestic ETF	FWDD	June 21, 2011
AdvisorShares Madrona Global Bond ETF	FWDB	June 21, 2011
AdvisorShares Madrona International ETF	FWDI	June 21, 2011
AdvisorShares Market Adaptive Unconstrained Income ETF*	MAUI	July 8, 2014
AdvisorShares Meidell Tactical Advantage ETF	MATH	June 23, 2011
AdvisorShares Morgan Creek Global Tactical ETF	GTAA	October 26, 2010
AdvisorShares NewFleet Multi-Sector Income ETF	MINC	March 19, 2013
AdvisorShares Pacific Asset Enhanced Floating Rate ETF	FLRT	February 18, 2015
AdvisorShares Peritus High Yield ETF	HYLD	December 1, 2010
AdvisorShares QAM Equity Hedge ETF	QEH	August 7, 2012
AdvisorShares Ranger Equity Bear ETF	HDGE	January 27, 2011
AdvisorShares Sage Core Reserves ETF	HOLD	January 14, 2014
AdvisorShares STAR Global Buy-Write ETF	VEGA	September 17, 2012
AdvisorShares TrimTabs Float Shrink ETF	TTFS	October 4, 2011
AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF	AADR	July 21, 2010
AdvisorShares YieldPro ETF	YPRO	March 4, 2014

*	Effective November 1, 2015, AdvisorShares Sunrise Global Multi-Strategy ETF changed its name to AdvisorShares Market Adaptive Unconstrained Income ETF.

AdvisorShares Athena High Dividend ETF (“Athena High Dividend ETF”) seeks long-term capital appreciation. The Portfolio Manager uses a behavioral finance approach to identifying securities for DIVI’s portfolio. Stocks are screened and selected using the Portfolio Manager’s patented research.

AdvisorShares EquityPro ETF (“EquityPro ETF”) is a broadly diversified global equity ETF which seeks long-term capital growth. EPRO utilizes a “top-down” thematic approach while employing a proprietary security selection process and from time to time will employ risk management techniques to lower portfolio volatility and risk. The Portfolio Manager seeks to achieve this objective by investing primarily in other ETFs, individual stocks, and American Depositary Receipts (ADRs) that provide investment exposure to global equity markets and that meet certain selection criteria established by the Portfolio Manager.

AdvisorShares Gartman Gold/Euro ETF (“Gartman Gold/Euro ETF”) seeks to provide positive returns by utilizing the European Union’s Euro to invest its assets in the gold market. GEUR offers investors an alternative method to invest in gold by financing gold purchases in liquid currencies other than the U.S. dollar. Euros are obtained through the sale of either exchange-traded currency futures or “over-the-counter” foreign exchange forward contracts.

ADVISORSHARES TRUST
Notes to Financial Statements
December 31, 2015 (Unaudited)

1. Organization - (continued)

AdvisorShares Gartman Gold/Yen ETF (“Gartman Gold/Yen ETF”) seeks to provide positive returns by utilizing the Japanese yen to invest its assets in the gold market. GYEN offers investors an alternative method to invest in gold by financing gold purchases in liquid currencies other than the U.S. dollar. The Japanese yen is obtained through the sale of either exchange-traded currency futures or “over-the-counter” foreign exchange forward contracts.

AdvisorShares Global Echo ETF (“Global Echo ETF”) seeks long-term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices, such as the S&P 500 Index, over a full market cycle. The Fund is a multi-manager, multi-strategy, broadly diversified, and actively managed ETF with a focus on sustainable investing.

AdvisorShares Madrona Domestic ETF (“Madrona Domestic ETF”) seeks to provide long-term capital appreciation above the capital appreciation of its benchmark, the S&P 500 Index by selecting a portfolio of up to 500 of the largest U.S. traded equity securities using a weighted allocation system based on consensus analyst estimates of the present value of future expected earnings relative to the share price of each security.

AdvisorShares Madrona Global Bond ETF (“Madrona Global Bond ETF”) seeks investment results that exceed the price and yield performance of its benchmark, the Barclays Capital Aggregate Bond Index. The Portfolio Manager seeks to achieve this objective by selecting a diversified portfolio of fixed income exchange-traded products (ETPs), including but not limited to, exchange-traded notes (ETNs), exchange-traded currency trusts and exchange-traded commodity pools. FWDB invests in at least 12 distinct global bond classes that cover the entire global investable bond universe. The Portfolio Manager constructs FWDB’s portfolio using a weighted allocation system based on historic yield curve analysis and a mean reversion strategy.

AdvisorShares Madrona International ETF (“Madrona International ETF”) seeks to provide long-term capital appreciation above the capital appreciation of its international benchmarks, such as the MSCI EAFE Index, the Fund’s primary benchmark, and the BNY Mellon Classic ADR Index, the Fund’s secondary benchmark. The Fund seeks to achieve this objective by selecting a portfolio primarily composed of at least 250 of the largest American Depositary Receipts (ADRs) from among the largest issuers of Europe, Australasia and the Far East (EAFE) and Canada. Its portfolio may also include ADRs that provide exposure to certain markets deemed to be emerging markets.

The AdvisorShares Market Adaptive Unconstrained Income ETF (“Market Adaptive Unconstrained Income ETF”) seeks to provide long-term total return and income with a secondary emphasis on capital preservation. MAUI is a non-traditional bond strategy and is designed to be different from most fixed income funds. It tactically allocates to various global regions, income categories, credit qualities, and durations, and when the environment calls for it, will get defensive and move to ultra-short-term fixed income.

AdvisorShares Meidell Tactical Advantage ETF (“Meidell Tactical Advantage ETF”) seeks to provide long-term capital appreciation and capital preservation. The Fund is considered a “fund-of-funds” that seeks to achieve this investment objective by managing a tactical strategy that has the ability to dynamically rebalance the Fund’s portfolio from as much as 100% equity assets to 100% fixed income assets or cash and cash equivalents depending on market trends. The Fund employs a long tactical strategy that seeks to minimize portfolio losses by rotating out of higher volatility assets and lower volatility assets depending on the Fund’s current view of risks in different asset classes.

AdvisorShares Morgan Creek Global Tactical ETF (“Morgan Creek Global Tactical ETF”) seeks to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

1. Organization - (continued)

and currency markets, independent of market direction. The Portfolio Manager seeks to achieve GTAA’s objective by utilizing a combination a qualitative and quantitative approaches with established risk management controls to actively manage the portfolio in an attempt to control the downside losses and protect capital.

AdvisorShares Newfleet Multi-Sector Income ETF (“Newfleet Multi-Sector Income ETF”) seeks to provide current income consistent with preservation of capital, while limiting fluctuations in net asset value (“NAV”) due to changes in interest rates. In seeking to achieve the Fund’s investment objective, the Sub-Advisor applies a time-tested approach and extensive credit research to capitalize on opportunities across undervalued areas of the bond markets. The Fund principally invests in investment-grade securities, which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization or, if unrated, those securities that the Sub-Advisor determines to be of comparable quality.

AdvisorShares Pacific Asset Enhanced Floating Rate ETF (“Pacific Asset Enhanced Floating Rate ETF”) seeks to provide a high level of current income. The fund seeks to achieve its investment objective by selecting a focused portfolio comprised primarily of income producing floating rate loans and floating rate debt securities. Under normal circumstances, it will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans and other floating rate debt securities and in derivatives or other instruments that have economic characteristics similar to such securities (such as swap agreements, including, but not limited to, total return swaps, credit default swaps, and interest rate swaps).

AdvisorShares Peritus High Yield ETF (“Peritus High Yield ETF”) seeks high current income by investing in a focused portfolio of high yield debt securities commonly referred to as “junk bonds”. The Fund does not have any portfolio maturity limitation and may invest in instruments with short-term, medium-term or long-term maturities.

AdvisorShares QAM Equity Hedge ETF (“QAM Equity Hedge ETF”) seeks investment results that exceed the risk adjusted performance of approximately 50% of the long/short equity hedge fund universe as defined by the HFRI Equity Hedge Total Index constituents. The Portfolio Manager seeks to achieve this objective by employing an actively managed long/short equity strategy that attempts to gain global net equity exposures that approximate those of the universe of managers in the HFRI Equity Hedge Total Index. Additionally, the Portfolio Manager utilizes advanced algorithms including Markov Processes International’s (MPI) proprietary and patented style analysis technique and associated algorithms, DSA (Dynamic Style Analysis), patented hedge fund analysis software, combined with the Portfolio Manager’s qualitative knowledge of the hedge fund investor community to develop investment strategies.

AdvisorShares Ranger Equity Bear ETF (“Ranger Equity Bear ETF”) seeks capital appreciation through short sales of domestically traded equity securities. The portfolio management team implements a bottom-up, fundamental, research driven security selection process. In selecting short positions, the Fund seeks to identify securities with low earnings quality or aggressive accounting which may be intended on the part of company management to mask operational deterioration and bolster the reported earnings per share over a short time period. In addition, the portfolio management team seeks to identify earnings driven events that may act as a catalyst to the price decline of a security, such as downwards earnings revisions or reduced forward guidance.

AdvisorShares Sage Core Reserves ETF (“Sage Core Reserves ETF”) seeks to preserve capital while maximizing income. The Sub-Advisor seeks to achieve the fund’s investment objective by investing in a variety of fixed income securities, including bonds, forwards and instruments issued by U.S. and foreign issuers. It will invest in U.S. dollar-denominated investment grade debt securities, including

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

1. Organization - (continued)

mortgage- or asset-backed securities, rated Baa- or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Sub-Advisor to be of comparable quality.

AdvisorShares STAR Global Buy-Write ETF (“STAR Global Buy-Write ETF”) seeks consistent repeatable returns across all market cycles. The Portfolio Manager seeks to achieve this investment objective by using a proprietary strategy known as Volatility Enhanced Global Appreciation (VEGA). VEGA employs a “Buy-Write” or “Covered Call” overlay for their global allocation strategy using ETPs. The strategy simultaneously writes (sells) a call option against each position in order to seek cumulative price appreciation from the portfolio’s global exposure, while generating a consistent income stream from the sale of covered call and/or cash-secured put options. When volatility is low the portfolio manager buys protective put options to manage downside risk.

AdvisorShares TrimTabs Float Shrink ETF (“TrimTabs Float Shrink ETF”) seeks to generate long-term returns in excess of the total return of the Russell 3000® Index, with less volatility than the Russell 3000® Index. The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by primarily investing in the broad U.S. equity market, as represented by the Russell 3000® Index. The Fund seeks to achieve this goal by investing in stocks with liquidity and fundamental characteristics that are historically associated with superior long-term performance.

AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF (“WCM/BNY Mellon Focused Growth ADR ETF”) seeks long-term capital appreciation by investing primarily in other Underlying ETFs, American Depository Receipts (ADRs) included in the BNY Mellon Classic ADR Index, the Fund’s primary index, and swap contracts.

AdvisorShares YieldPro ETF (“YieldPro ETF”) seeks to provide current income and capital appreciation. The fund is considered a “fund of funds” that seeks to achieve its investment objective by primarily investing in both long and short positions in other affiliated and unaffiliated exchange traded funds (“ETFs”) that offer diversified exposure to fixed income and other income producing securities. It may also invest in equity, inverse or other types of ETFs to supplement its fixed income ETF positions. The fund intends to invest the majority of its assets in investments that provide a competitive yield on a risk-adjusted basis.

2. Consolidation of Subsidiaries

The Consolidated Schedules of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of Changes in Net Assets; and the Consolidated Financial Highlights of the ETFs listed below include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Funds	Wholly Owned Subsidiary
Gartman Gold/Euro ETF	AdvisorShares Gartman Gold/Euro CFC
Gartman Gold/Yen ETF	AdvisorShares Gartman Gold/Yen CFC

A summary of each ETF’s investment in its corresponding subsidiary is as follows:

Funds	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2015	% of ETF’s Total Net Assets at December 31, 2015
Gartman Gold/Euro ETF	February 11, 2014	$1,453,045	12.8%
Gartman Gold/Yen ETF	February 11, 2014	1,880,413	13.4

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

3. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

In computing each Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including Underlying ETFs, is taken from the exchange where the security is primarily traded. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Board of Trustees of the Trust.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest income and expenses are recognized on the accrual basis. Premiums and discounts are amortized over the life of the bond using the effective interest method.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Swap Agreements

Certain funds may invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that the Adviser or Sub-Adviser, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, the Funds may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by the Funds are recorded as realized gains or losses.

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

3. Summary of Significant Accounting Policies - (continued)

Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2015 the market values of repurchase agreements outstanding are included as cash collateral for securities on loan on the Statements of Assets and Liabilities.

Short Sales

Certain Funds may sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Funds make a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Funds may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Funds are also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedule of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amounts of income or fees paid by QAM Equity Hedge ETF and Ranger Equity Bear ETF for the period ended December 31, 2015 are $4,947 and $320,603, respectively, which are included as Interest on Securities Sold Short, Not Yet Purchased in the Statements of Operations.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime brokers and custodian. The Funds are subject to credit risk should the prime brokers be unable to meet its obligations to the Funds.

Futures Contracts

Certain Funds may invest in futures contracts (“futures”), may invest in futures in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. Such Funds may invest in futures as a primary investment strategy. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

3. Summary of Significant Accounting Policies - (continued)

payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying index. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures contract; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Options

Certain Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Short-Term Investments

Each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.

Securities Lending

The Funds participate in a securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

3. Summary of Significant Accounting Policies - (continued)

return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The repurchase agreement income related to the Program earned by the Funds is disclosed on the Statements of Operations.

The value of loaned securities and related collateral outstanding at December 31, 2015 are shown in the Schedules of Investments and Statements of Assets and Liabilities.

Liabilities:	Description	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Gross Amounts not offset in the Statements of Assets and Liabilities				Net Amount
Fund					Financial Instruments		Collateral Pledged/ Received
Athena High Dividend ETF	Repurchase Agreements	$966,903	$—	$966,903	$966,903	*	$1,546,190	(1)	$—
EquityPro ETF	Repurchase Agreements	9,832,625	—	9,832,625	9,832,625	*	9,999,313		—
Global Echo ETF	Repurchase Agreements	229,165	—	229,165	229,165	*	380,714	(1)	—
Madrona Domestic ETF	Repurchase Agreements	938,348	—	938,348	938,348	*	1,896,410	(1)	—
Madrona Global Bond ETF	Repurchase Agreements	3,273,251	—	3,273,251	3,273,251	*	3,328,740		—
Madrona International ETF	Repurchase Agreements	1,492,481	—	1,492,481	1,492,481	*	1,587,197	(1)	—
Meidell Tactical Advantage ETF	Repurchase Agreements	1,296,418	—	1,296,418	1,296,418	*	1,318,395		—
Morgan Creek Global Tactical ETF	Repurchase Agreements	195,464	—	195,464	195,464	*	198,829		—
Newfleet Multi-Sector Income ETF	Repurchase Agreements	1,799,419	—	1,799,419	1,799,419	*	2,778,070	(1)	—
Peritus High Yield ETF	Repurchase Agreements	15,142,642	—	15,142,642	15,142,642	*	21,774,259	(1)	—
Sage Core Reserves ETF	Repurchase Agreements	729,473	—	729,473	729,473	*	741,793		—
TrimTabs Float Shrink ETF	Repurchase Agreements	13,797,346	—	13,797,346	13,797,346	*	27,651,324	(1)	—
WCM/BNY Mellon Focused Growth ADR ETF	Repurchase Agreements	3,354,788	—	3,354,788	3,354,788	*	3,411,660		—

*	Collateral for securities on loan included in the Schedules of Investments.
(1)	Includes the value of securities received as collateral which are not shown on the Statements of Assets and Liabilities because the Fund does not have the right to sell or repledge the securities received as collateral.

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions are recorded on ex-dividend date.

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

3. Summary of Significant Accounting Policies - (continued)

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

4. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an investment advisory agreement with AdvisorShares Investments, LLC (the “Advisor”) pursuant to which the Advisor acts as the Fund’s investment adviser. Pursuant to the agreement, the Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisers. For its services, each Fund pays the Advisor an annual management fee and which is calculated daily and paid monthly based on average daily net assets. From time to time, the Advisor may waive all or a portion of its fee.

The Advisor’s annual management fee for each Fund is as follows:

Fund:	Rate:
Athena High Dividend ETF	0.80%
EquityPro ETF	0.80%
Gartman Gold/Euro ETF	0.55%
Gartman Gold/Yen ETF	0.55%
Global Echo ETF	1.10%
Madrona Domestic ETF	0.80%
Madrona Global Bond ETF	0.50%
Madrona International ETF	0.80%
Market Adaptive Unconstrained Income ETF	0.90%*
Meidell Tactical Advantage ETF	1.20%
Morgan Creek Global Tactical ETF
$0 – $250,000,000	0.90%
$250,000,001 – $1,000,000,000	0.80%
$1,000,000,001 – $5,000,000,000	0.70%
$5,000,000,001 +	0.60%
Newfleet Multi-Sector Income ETF	0.65%
Pacific Asset Enhanced Floating Rate ETF	0.95%
Peritus High Yield ETF	1.10%
QAM Equity Hedge ETF	1.00%
Ranger Equity Bear ETF	1.50%
Sage Core Reserves ETF	0.30%
STAR Global Buy-Write ETF	1.35%
TrimTabs Float Shrink ETF	0.99%
WCM/BNY Mellon Focused Growth ADR ETF	0.75%
YieldPro ETF	0.80%

*	Effective November 1, 2015, AdvisorShares Sunrise Global Multi-Strategy ETF changed its name to AdvisorShares Market Adaptive Unconstrained Income ETF and the Fund’s Investment Advisory Agreement changed from 1.50% to 0.90%.

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

4. Investment Advisory Agreement and Other Agreements - (continued)

For the Global Echo Fund, as part of its agreement with the Trust, the Advisor has contractually agreed to pay all operating expenses of the Fund, including transfer agency, custody, fund administration, legal, audit and other services, except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, short dividend expenses, expenses of Independent Trustees (including any Trustees’ counsel fees), and extraordinary expenses.

Sub-Advisory Agreement

Each Fund’s investment sub-advisor provides investment advice and management services to the Fund. AdvisorShares supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement between each sub-advisor and the Advisor, the sub-advisor receives an annual fee.

From time to time, each sub-advisor may waive all or a portion of its fee.

Expense Limitation Agreements

The Advisor has contractually agreed to reduce their fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding a specified amount for each Fund’s average daily net assets (with the exception of Global Echo ETF). The expense limitation agreement will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund. The investment advisory agreement may only be terminated with the approval of the Fund’s Board. The expense caps in effect for each Fund during the period ended December 31, 2015 were as follows:

Fund:	Rate:
Athena High Dividend ETF	0.99%
EquityPro ETF	1.25%
Gartman Gold/Euro ETF	0.65%
Gartman Gold/Yen ETF	0.65%
Global Echo ETF	—
Madrona Domestic ETF	1.25%
Madrona Global Bond ETF	0.95%
Madrona International ETF	1.25%
Market Adaptive Unconstrained Income ETF	0.99%*
Meidell Tactical Advantage ETF	1.35%
Morgan Creek Global Tactical ETF	1.25%
Newfleet Multi-Sector Income ETF	0.75%
Pacific Asset Enhanced Floating Rate ETF	1.10%
Peritus High Yield ETF	1.35%
QAM Equity Hedge ETF	1.50%
Ranger Equity Bear ETF	1.85%
Sage Core Reserves ETF	0.35%
STAR Global Buy-Write ETF	1.85%
TrimTabs Float Shrink ETF	0.99%
WCM/BNY Mellon Focused Growth ADR ETF	1.25%
YieldPro ETF	1.25%

*	Effective November 1, 2015, AdvisorShares Sunrise Global Multi-Strategy ETF changed its name to AdvisorShares Market Adaptive Unconstrained Income ETF and the Fund’s Expense Limitation Agreement changed from 1.75% to 0.99%.

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

4. Investment Advisory Agreement and Other Agreements - (continued)

For the period ended December 31, 2015, the Advisor waived fees and reimbursed expenses for each Fund as follows. Each Fund may recoup such waivers until the date indicated.

Fund:	Expenses Reimbursed:	Recoupment Balance:	Recoupment Expiration:
Athena High Dividend ETF	$83,036	$79,776	6/30/2018
	31,165	29,752	6/30/2019
Total Athena High Dividend ETF	114,201	109,528
EquityPro ETF	83,603	53,151	6/30/2016
	67,622	67,622	6/30/2017
	802	—	6/30/2018
	7,843	4,148	6/30/2019
Total EquityPro ETF	159,870	124,921
Gartman Gold Euro ETF	49,169	49,169	6/30/2017
	118,897	118,897	6/30/2018
	59,375	59,375	6/30/2019
Total Gartman Gold Euro ETF	227,441	227,441
Gartman Gold Yen ETF	48,900	48,900	6/30/2017
	122,306	122,306	6/30/2018
	58,508	58,508	6/30/2019
Total Gartman Gold Yen ETF	229,714	229,714
Madrona Domestic ETF	59,617	59,418	6/30/2016
	35,931	35,931	6/30/2017
	35,654	35,654	6/30/2018
	9,072	9,072	6/30/2019
Total Madrona Domestic ETF	140,274	140,075
Madrona Global Bond ETF	28,515	16,831	6/30/2016
	27,899	27,899	6/30/2017
	12,090	11,721	6/30/2018
	10,089	10,019	6/30/2019
Total Madrona Global Bond ETF	78,593	66,470
Madrona International ETF	60,597	60,597	6/30/2016
	54,221	54,221	6/30/2017
	79,853	79,853	6/30/2018
	33,749	33,749	6/30/2019
Total Madrona International ETF	228,420	228,420
Market Adaptive Unconstrained Income ETF	97,168	92,537	6/30/2018
	32,056	29,981	6/30/2019
Total Market Adaptive Unconstrained Income ETF	129,224	122,518
Meidell Tactical Advantage ETF	119,857	117,592	6/30/2016
	106,095	106,095	6/30/2017
	103,519	103,519	6/30/2018
	50,366	50,366	6/30/2019
Total Meidell Tactical Advantage ETF	379,837	377,572

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

4. Investment Advisory Agreement and Other Agreements - (continued)

Fund:	Expenses Reimbursed:	Recoupment Balance:	Recoupment Expiration:
Morgan Creek Global Tactical ETF	$15,570	$—	6/30/2016
	4,358	—	6/30/2017
	175,707	165,254	6/30/2018
	51,890	51,890	6/30/2019
Total Morgan Creek Global Tactical ETF	247,525	217,144
Newfleet Multi-Sector Income ETF	76,615	76,615	6/30/2016
	88,416	88,416	6/30/2017
	139,832	139,832	6/30/2018
	69,126	69,126	6/30/2019
Total Newfleet Multi-Sector Income ETF	373,989	373,989
Pacific Asset Enhanced Floating Rate ETF	30,046	30,046	6/30/2018
	44,133	44,133	6/30/2019
Pacific Asset Enhanced Floating Rate ETF	74,179	74,179
QAM Equity Hedge ETF	104,781	104,781	6/30/2016
	65,019	65,019	6/30/2017
	88,514	88,514	6/30/2018
	45,950	45,950	6/30/2019
Total QAM Equity Hedge ETF	304,264	304,264
Sage Core Reserves ETF	58,758	58,758	6/30/2017
	141,235	138,231	6/30/2018
	43,424	42,077	6/30/2019
Total Sage Core Reserves ETF	243,417	239,066
STAR Global Buy-Write ETF	58,584	44,767	6/30/2016
	3,240	—	6/30/2017
	13,786	4,976	6/30/2018
	9,831	8,568	6/30/2019
Total STAR Global Buy-Write ETF	85,441	58,311
Trimtabs Float Shrink ETF	113,494	113,494	6/30/2016
	159,385	159,385	6/30/2017
	211,220	211,220	6/30/2018
	180,993	180,993	6/30/2019
Total Trimtabs Float Shrink ETF	665,092	665,092
WCM/BNY Mellon Focused Growth ADR ETF	93,571	89,500	6/30/2016
	40,767	40,767	6/30/2017
	55,807	55,807	6/30/2018
	29,757	29,757	6/30/2019
Total WCM/BNY Mellon Focused Growth ADR ETF	219,902	215,831
YieldPro ETF	2,266	2,266	6/30/2017
	23	23	6/30/2018
	3,491	3,491	6/30/2019
Total YieldPro ETF	5,780	5,780

As part of its agreement with the Trust, the Advisor has contractually agreed to pay all operating expenses of the Global Echo ETF. There are no expenses reimbursed or recouped for that Fund.

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

4. Investment Advisory Agreement and Other Agreements - (continued)

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon (“BNYM”) (in each capacity, the “Administrator”, “Custodian”, “Fund Accountant” or “Transfer Agent”), serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent pursuant to a certain Fund Administration and Accounting Agreement, a Custody Agreement or a Transfer Agency and Service Agreement, as the case may be.

Distribution and Service (12b-1) Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor of Creation Units for the Fund pursuant to the distribution agreement. The Distributor does not maintain any secondary market shares. The Funds have adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fees are currently paid by each Fund under the Plan, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in each Fund.

5. Creation and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at NAV in groups of 25,000 shares, at minimum, called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Only “Authorized Participants” may purchase or redeem shares directly from each Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 —	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

6. Summary of Fair Value Disclosure - (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Funds’ assets carried at fair value:

Assets	Athena High Dividend ETF	EquityPro ETF	Gartman Gold/Euro ETF	Gartman Gold/Yen ETF	Global Echo ETF	Madrona Domestic ETF
Level 1
Exchange Traded Funds	$—	$36,737,541	$—	$—	$—	$—
Common Stocks	7,423,930	—	—	—	5,012,725	31,732,663
Money Market Funds	22,216	1,881,169	6,256,514	8,870,269	284,816	88,979
Futures†	—	—	29,364	—	—	—
Level 2
Municipal Bonds	—	—	—	—	300,000	—
Asset Backed Securities	—	—	—	—	1,045,693	—
U.S. Government Agency Securities	—	—	—	—	880,591	—
Repurchase Agreements for Securities Loaned	966,903	9,832,625	—	—	229,165	938,348
Liabilities
Level 1
Futures†	—	—	(82,607)	(426,501)	—	—
Total	$8,413,049	$48,451,335	$6,203,271	$8,443,768	$7,752,990	$32,759,990

Assets	Madrona Global Bond ETF	Madrona International ETF	Market Adaptive Unconstrained Income ETF	Meidell Tactical Advantage ETF	Morgan Creek Global Tactical ETF	Newfleet Multi-Sector Income ETF
Level 1
Exchange Traded Funds	$23,505,801	$—	$503,108	$19,441,000	$3,514,639	$—
Closed End Fund	—	—	—	—	189,663	—
Common Stocks	—	16,986,987	—	—	—	—
Money Market Funds	240,196	194,771	87,031	726,721	5,381,819	9,728,567
Level 2
Corporate Bonds	—	—	—	—	—	46,377,655
Foreign Bonds	—	—	—	—	—	10,354,337
US Treasury Notes	—	—	—	—	—	1,238,038
U.S. Government Agency Securities	—	—	—	—	—	2,100,837
Asset Backed Securities	—	—	—	—	—	58,603,064
Mortgage Backed Securities	—	—	—	—	—	81,213,134
Term Loans	—	—	—	—	—	25,408,618
Repurchase Agreements for Securities Loaned	3,273,251	1,492,481	—	1,296,418	195,464	1,799,419
Total	$27,019,248	$18,674,239	$590,139	$21,464,139	$9,281,585	$236,823,669

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

6. Summary of Fair Value Disclosure - (continued)

Assets	Pacific Asset Enhanced Floating Rate ETF	Peritus High Yield ETF	QAM Equity Hedge ETF	Ranger Equity Bear ETF	Sage Core Reserves ETF	STAR Global Buy-Write ETF
Level 1
Exchange Traded Funds	$—	$—	$4,821,625	$29,710,500	$—	$19,100,820
Common Stocks	—	—	—	—	—	288,618
Purchased Options	—	—	—	—	—	31,188
Money Market Funds	2,733,858	4,595,357	595,005	7,680,451	502,565	1,015,902
Level 2
Corporate Bonds	2,995,744	133,505,375	—	—	13,499,333	—
Foreign Bonds	—	20,128,216	—	—	3,028,448	—
Municipal Bonds	—	—	—	—	3,184,541	—
US Treasury Notes	—	—	—	—	2,770,488	1,004,760
US Treasury Bills	—	—	—	—	99,980	—
Asset Backed Securities	—	—	—	—	5,968,805	—
Commercial Mortgage Backed Securities	—	—	—	—	5,318,031	—
Term Loans	20,325,609	36,168,467	—	—	—	—
Repurchase Agreements for Securities Loaned	—	15,142,642	—	—	729,473	—
Liabilities
Level 1						—
Exchange Traded Funds	—	—	(478,605)	—	—	—
Common Stocks	—	—	—	(120,701,539)	—	—
Written Options	—	—	—	—	—	(61,252)
Level 2
Swaps Contracts†	(90,823)	—	—	—	—	—
Total	$25,964,388	$209,540,057	$4,938,025	$(83,310,588)	$35,101,664	$21,380,036

Assets	TrimTabs Float Shrink ETF	WCM/BNY Mellon Focused Growth ADR ETF	YieldPro ETF
Level 1
Exchange Traded Funds	$—	$—	$27,826,283
Common Stocks	218,353,129	18,725,644	—
Money Market Funds	—	494,991	365,340
Level 2
Repurchase Agreements for Securities Loaned	13,797,346	3,354,788	—
Liabilities
Level 1
Written Options†	—	—	—
Total	$232,150,475	$22,575,423	$28,191,623

†	Derivative instruments, including swap contracts and futures, are valued at the net unrealized gain (loss) on the instrument.

There were no transfers between Level 1 and Level 2 fair value measurements that occurred during the period ended December 31, 2015.

The Funds did not hold any Level 3 securities as of December 31, 2015.

7. Valuation of Derivative Instruments

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

7. Valuation of Derivative Instruments - (continued)

reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

At December 31, 2015, the fair values of derivative instruments were as follows:

Statements of Assets and Liabilities:

Fund:	Asset Derivatives:	Equity Risk	Foreign Exchange Risk	Commodity Risk	Interest Rate Risk
Gartman Gold/Euro ETF	Unrealized Appreciation on Futures Contracts	$—	$29,364	$—	$—
STAR Global Buy-Write ETF	Options Purchased, at Value	31,188	—	—
		$31,188	$29,364	$—	$—

Fund:	Liability Derivatives:	Equity Risk	Foreign Exchange Risk	Commodity Risk	Interest Rate Risk
Gartman Gold/Euro ETF	Unrealized Depreciation on Futures Contracts	$—	$—	$(82,607)	$—
Gartman Gold/Yen ETF	Unrealized Depreciation on Futures Contracts	—	(327,594)	(98,907)	—
Pacific Asset Enhanced Floating Rate ETF	Unrealized Depreciation on Swaps Contracts	(90,823)	—	—	—
STAR Global Buy-Write ETF	Options Written, at Value	(61,252)	—	—	—
		$(152,075)	$(327,594)	$(181,514)	$—

Transactions in derivative instruments during the period ended December 31, 2015, were as follows:

Statements of Operations:

Fund:	Realized Gain (Loss):	Equity Risk	Foreign Exchange Risk	Commodity Risk	Interest Rate Risk
Gartman Gold/Euro ETF	Futures	$—	$627,994	$(1,622,022)	$—
Gartman Gold/Yen ETF	Futures	—	34,740	(2,314,340)	—
Pacific Asset Enhanced Floating Rate ETF	Swaps	(26,882)	—	—	—
QAM Equity Hedge ETF	Investments – Options Purchased	(7,178)	—	—	—
QAM Equity Hedge ETF	Options Written	(1,640)	—	—	—
Sage Core Reserves ETF	Futures	—	—	—	17,854
STAR Global Buy-Write ETF	Investments – Options Purchased	(666)	—	—	—
STAR Global Buy-Write ETF	Options Written	180,608	—	—	—
Market Adaptive Unconstrained Income ETF	Futures	—	—	(2)	—
		$144,242	$662,734	$(3,936,364)	$17,854

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

7. Valuation of Derivative Instruments - (continued)

Fund:	Change in Unrealized Gain (Loss):	Equity Risk	Foreign Exchange Risk	Commodity Risk	Interest Rate Risk
Gartman Gold/Euro ETF	Futures	$—	$(238,393)	$172,527	$—
Gartman Gold/Yen ETF	Futures	—	(260,355)	242,029	—
Pacific Asset Enhanced Floating Rate ETF	Swaps	(88,111)	—	—	—
Sage Core Reserves ETF	Futures	—	—	—	(220)
STAR Global Buy-Write ETF	Investments – Options Purchased	(21,348)	—	—	—
STAR Global Buy-Write ETF	Options Written	(69,507)	—	—	—
		$(178,966)	$(498,748)	$414,556	$(220)

For the period ended December 31, 2015, the volume of the derivatives opened by the Funds were as follows:

	Gartman Global/Euro ETF	Gartman Global/Yen ETF	Pacific Asset Enhanced Floating Rate ETF	QAM Equity Hedge ETF	Sage Core Reserves ETF	STAR Global Buy-Write ETF
Long Swaps Contracts	—	—	3,000,000	—	—	—
Purchased Options Contracts	—	—	—	15	—	276
Written Options Contracts	—	—	—	30	—	6,241
Short Futures Contracts	509	684	—	—	—	—
Long Futures Contracts	296	486	—	—	2	—

8. Federal Income Tax

The Funds intend to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2013 – 2015), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

8. Federal Income Tax - (continued)

At December 31, 2015, the approximate cost of investments, including short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation/ (Depreciation)
Athena High Dividend ETF	$10,147,627	$121,767	$(1,856,345)	$(1,734,578)	$—
EquityPro ETF	49,199,754	81,598	(830,017)	(748,419)	—
Gartman Gold/Euro ETF	6,256,514	—	—	—	(53,243)
Gartman Gold/Yen ETF	8,870,269	—	—	—	(426,501)
Global Echo ETF	7,455,132	618,182	(320,324)	297,858	—
Madrona Domestic ETF	32,669,159	2,893,255	(2,802,424)	90,831	—
Madrona Global Bond ETF	27,960,929	243,534	(1,185,215)	(941,681)	—
Madrona International ETF	20,007,259	439,720	(1,772,740)	(1,333,020)	—
Market Adaptive Unconstrained Income ETF	599,423	—	(9,284)	(9,284)	—
Meidell Tactical Advantage ETF	21,918,757	8,502	(463,120)	(454,618)	—
Morgan Creek Global Tactical ETF	9,418,553	121,194	(258,162)	(136,968)	—
Newfleet Multi-Sector Income ETF	241,104,372	432,751	(4,713,454)	(4,280,703)	—
Pacific Asset Enhanced Floating Rate ETF	27,076,611	9,396	(1,030,796)	(1,021,400)	(90,823)
Peritus High Yield ETF	270,520,544	495,005	(61,475,492)	(60,980,487)	—
QAM Equity Hedge ETF	5,002,032	86,023	(150,030)	(64,007)	—
Ranger Equity Bear ETF	(83,785,156)	4,030,215	(3,555,647)	474,568	—
Sage Core Reserves ETF	35,324,293	3,034	(225,663)	(222,629)	—
STAR Global Buy-Write ETF	20,857,956	794,764	(272,684)	522,080	—
TrimTabs Float Shrink ETF	242,779,368	4,776,650	(15,405,543)	(10,628,893)	—
WCM/BNY Mellon Focused Growth ADR ETF	20,848,754	2,507,716	(781,047)	1,726,669	—
YieldPro ETF	28,289,459	129,527	(227,363)	(97,836)	—

*	Cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period end.

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

8. Federal Income Tax - (continued)

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. Post-October losses and ordinary income losses deferred to July 1, 2015 are as follows:

Fund	Late Year Ordinary Deferral	Short-Term Post-October Loss	Long-Term Post-October Loss
Athena High Dividend ETF	$—	$1,025,539	$—
Madrona Domestic ETF	—	507,970	181,955
Madrona Global Bond ETF	—	—	141,828
Madrona International ETF	—	947,362	124,595
Market Adaptive Unconstrained Income ETF	45,447	—	51,731
Morgan Creek Global Tactical ETF	49,931	183,358	—
Newfleet Multi-Sector Income ETF	—	579,219	222,148
Pacific Asset Enhanced Floating Rate ETF	—	15,830	—
Peritus High Yield ETF	—	62,885,772	35,005,175
QAM Equity Hedge ETF	29,206	—	—
Ranger Equity Bear ETF	1,549,999	12,878,483	—
Sage Core Reserves ETF	—	50,439	63,249
STAR Global Buy-Write ETF	3,196	—	—
TrimTabs Float Shrink ETF	—	3,925,462	—
YieldPro ETF	—	2,566,012	33,867

The following Funds have capital loss carryforwards available to offset future realized gains of:

Fund	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total
Athena High Dividend ETF	$299,791	$—	$299,791
Madrona Domestic ETF	797,082	193,546	990,628
Madrona Global Bond ETF	207,121	152,523	359,644
Madrona International ETF	2,120,908	—	2,120,908
Market Adaptive Unconstrained Income ETF	98,290	—	98,290
Meidell Tactical Advantage ETF	658,804	—	658,804
Morgan Creek Global Tactical ETF	19,011,958	—	19,011,958
Newfleet Multi-Sector Income ETF	457,334	88,927	546,261
Peritus High Yield ETF	18,015,087	5,033,549	23,048,636
Ranger Equity Bear ETF	156,506,507	—	156,506,507
Sage Core Reserves ETF	25,960	—	25,960
STAR Global Buy-Write ETF	—	173,044	173,044
TrimTabs Float Shrink ETF	7,755,380	—	7,755,380
WCM/BNY Mellon Focused Growth ADR ETF	92,950	298,855	391,805
YieldPro ETF	1,767,067	—	1,767,067

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

8. Federal Income Tax - (continued)

The following Funds utilized capital loss carryforwards to offset taxable capital gains realized during the period ended December 31, 2015:

Fund	Amount
Global Echo ETF	$13,478
Madrona Domestic ETF	486
Morgan Creek Global Tactical ETF	260,244
STAR Global Buy-Write ETF	1,340
WCM/BNY Mellon Focused Growth ADR ETF	58,175

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”), The Act permits to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The carry forward capital losses noted above are all post-enactment capital loss carry forwards.

9. Other Affiliated Parties and Transactions

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2015 are as follows:

Affiliated Fund Name	Value at 06/30/2015	Purchases/ Additions	Sales/ Reductions	Value at 12/31/2015	Dividend Income	Realized Gain (Loss)
QAM Equity Hedge ETF
Sage Core Reserves ETF	$347,795	$—	$(69,293)	$277,298	$1,097	$(707)
Ranger Equity Bear ETF
Sage Core Reserves ETF	29,811,000	—	—	29,710,500	99,081	—
STAR Global Buy-Write ETF
Sage Core Reserves ETF	248,425	24,815	(272,778)	—	565	(1,985)

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

10. Investment Transactions

Purchases and sales of investments for the period ended December 31, 2015 are as follows:

	Purchases			Sales
Fund	Long Term	U.S. Government	In-Kind	Long Term	U.S. Government	In-Kind
Athena High Dividend ETF	$10,895,466	$—	$—	$10,729,685	$—	$4,846,321
EquityPro ETF	63,546,076	—	19,908,199	59,885,967	—	3,644,977
Gartman Gold/Euro ETF	—	—	—	—	—	—
Gartman Gold/Yen ETF	—	—	—	—	—	—
Global Echo ETF	1,320,576	—	—	1,329,111	—	—
Madrona Domestic ETF	10,409,798	—	2,158,154	5,665,049	—	4,483,933
Madrona Global Bond ETF	3,067,618	—	1,390,273	3,030,929	—	5,123,192
Madrona International ETF	22,704,193	—	1,289,675	22,478,401	—	602,677
Market Adaptive Unconstrained Income ETF	2,958,817	—	—	3,514,064	—	307,450
Meidell Tactical Advantage ETF	50,130,332	—	4,195,934	49,447,941	—	—
Morgan Creek Global Tactical ETF	2,435,931	—	—	5,876,504	—	1,536,039
Newfleet Multi-Sector Income ETF	70,859,440	—	—	47,824,384	—	—
Pacific Asset Enhanced Floating Rate ETF	2,260,313	—	—	5,281,830	—	—
Peritus High Yield ETF	59,939,075	—	—	188,411,949	—	—
QAM Equity Hedge ETF	3,645,917	—	—	3,815,824	—	1,187,263
Ranger Equity Bear ETF	1,796,648	—	—	1,777,848	—	—
Sage Core Reserves ETF	12,198,452	—	—	8,973,923	—	—
STAR Global Buy-Write ETF	9,837,786	—	2,298,592	9,968,985	—	6,388,546
TrimTabs Float Shrink ETF	304,168,816	—	18,412,139	304,188,246	—	29,518,963
WCM/BNY Mellon Focused Growth ADR ETF	2,301,007	—	3,756,524	2,046,900	—	—
YieldPro ETF	6,938,281	—	4,547,174	6,938,605	—	10,816,775

Options Written transactions, during the period ended December 31, 2015, were as follows:

QAM Equity Hedge ETF	Contracts	Premiums Paid/Received
Options outstanding at June 30, 2015	—	$—
Options written	15	9,524
Options terminated in closing purchase transactions	(15)	(9,524)
Options expired	—	—
Options exercised	—	—
Options outstanding at December 31, 2015	—	—

STAR Global Buy-Write ETF	Contracts	Premiums Paid/Received
Options outstanding at June 30, 2015	592	$69,431
Options written	6,057	503,117
Options terminated in closing purchase transactions	(2,677)	(277,861)
Options expired	(2,624)	(196,327)
Options exercised	(727)	(50,633)
Options outstanding at December 31, 2015	621	47,727

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

11. Risks Involved with Investing in the Funds

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in each Fund could result in a loss or the performance of each Fund could be inferior to that of other investments.

Fund of Funds Risk

Some of the Funds’ investment performance, because they are fund of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in these Funds is subject to the risk associated with the Underlying ETFs that comprise their Underlying Index. The Funds will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which they invest.

Liquidity Risk

In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

New Fund Risk

Some of the Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Index than it otherwise would be at higher asset levels or it could ultimately liquidate.

12. Subsequent Events

The Funds have adopted authoritative standards of accounting for disclosure of events that occur after the Statements of Assets and Liabilities date but before financial statements are issued or are available to be issued. These standards require the Fund to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of Statement.

ADVISORSHARES TRUST
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

12. Subsequent Events - (continued)

The following Funds paid dividends after December 31, 2015:

Fund	Ticker	Ordinary Income Per Share Distributed	Payable Date
Athena High Dividend ETF	DIVI	$0.00294	01/29/2016
Pacific Asset Enhanced Floating Rate ETF	FLRT	$0.10417	01/29/2016
Peritus High Yield ETF	HYLD	$0.20345	01/29/2016
Madrona Global Bond ETF	FWDB	$0.01106	01/29/2016
Newfleet Multi-Sector Income ETF	MINC	$0.08834	01/29/2016
Sage Core Reserves ETF	HOLD	$0.05202	01/29/2016

Board Review of Investment Advisory and Sub-Advisory Agreements

Renewal of the Sub-Advisory Agreements for AdvisorShares Athena High Dividend ETF, AdvisorShares EquityPro ETF AdvisorShares Gartman Gold/Euro ETF, AdvisorShares Gartman Gold/Yen ETF, AdvisorShares Global Echo ETF, AdvisorShares Madrona Domestic ETF, AdvisorShares Madrona Global Bond ETF, AdvisorShares Madrona International ETF, AdvisorShares QAM Equity Hedge ETF, AdvisorShares Ranger Equity Bear ETF, AdvisorShares STAR Global Buy-Write ETF, AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF, and AdvisorShares YieldPro ETF

At meetings of the Board of Trustees (the “Board”) of AdvisorShares Trust (the “Trust”) held on August 12, 2015 and November 17, 2015, the Board, including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), unanimously approved the renewal of separate sub-advisory agreements (collectively, the “Sub-Advisory Agreements”), on behalf of certain series of the Trust (each a “Fund” and collectively the “Funds”), between AdvisorShares Investments, LLC (the “Advisor”) and (1) AthenaInvest Advisors LLC, on behalf of the AdvisorShares Athena High Dividend ETF, (2) Baldwin Brothers Inc., Community Capital Management, Inc., and Reynders, McVeigh Capital Management LLC, on behalf of the AdvisorShares Global Echo ETF, (3) Commerce Asset Management, LLC, on behalf of the AdvisorShares QAM Equity Hedge ETF, (4) The Elements Financial Group, LLC, on behalf of the AdvisorShares EquityPro ETF and AdvisorShares YieldPro ETF, (5) Madrona Funds, LLC, on behalf of the AdvisorShares Madrona Domestic ETF, AdvisorShares Madrona Global Bond ETF and AdvisorShares Madrona International ETF, (6) Partnervest Advisory Services, on behalf of the AdvisorShares STAR Global Buy-Write ETF, (7) Ranger Alternative Management, L.P., on behalf of the AdvisorShares Ranger Equity Bear ETF, (8) Treesdale Partners LLC, on behalf of the AdvisorShares Gartman Gold/Euro ETF and AdvisorShares Gartman Gold/Yen ETF, and (9) WCM Investment Management, on behalf of the AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF (collectively, the “Sub-Advisors”), pursuant to which the Sub-Advisors perform portfolio management and related services for the Funds.

Pursuant to Section 15 of the 1940 Act, to continue after their initial two-year term, the Sub-Advisory Agreements must be approved annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds meetings to decide whether to renew the Sub-Advisory Agreements for an additional one-year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Advisor and Sub-Advisors. The Board uses this information, as well as other information that the Advisor, Sub-Advisors and other service providers may submit to the Board, to help decide whether to renew the Sub-Advisory Agreements for an additional year.

Prior to the meetings, the Board, including the Independent Trustees, reviewed written materials from the Advisor and each Sub-Advisor regarding, among other things: (i) the nature, extent and quality of the services provided by the Sub-Advisor; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits and other benefits realized by the Sub-Advisor and its affiliates from the relationship with each Fund; (iv) the personnel and operations of the Sub-Advisor; (v) the extent to which economies of scale would be realized as each Fund grows; and (vi) whether fee levels reflect the sharing of these economies of scale for the benefit of each Fund’s shareholders. At the meetings, the Board was presented with additional information to help it evaluate each Sub-Advisor’s fee and other aspects of the Sub-Advisory Agreements.

The Board received an overview of each Sub-Advisor’s operations and management of the Funds, including comparative fee data and profitability analysis for each Fund, and was also provided with information with respect to compliance oversight. The Board reviewed the management of each Fund, including the Fund’s strategy, the focus in the markets, the Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed each Sub-Advisor’s overall business generally, including any noteworthy personnel changes.

Board Review of Investment Advisory and Sub-Advisory Agreements (continued)

The Board deliberated on the renewal of the Sub-Advisory Agreements in light of the written materials that it received before the meetings, information it received at the meetings, and information it had received at prior board meetings. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of each Sub-Advisor and the renewal of its Sub-Advisory Agreement. The Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by each Sub-Advisor, the Board reviewed the portfolio management services provided to each Fund. The most recent Form ADV for each Sub-Advisor also was provided to the Board, as was information regarding the sufficiency of each Sub-Advisor’s resources. The Board considered each Sub-Advisor’s overall quality of personnel, operations, and financial condition, its investment advisory capabilities, and information concerning each Sub-Advisor’s compliance function, operational capabilities, and portfolio management team. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Sub-Advisors.

Performance of the Funds

The Board was provided with information regarding each Fund’s performance for various periods, as well as comparative performance information. Each Sub-Advisor provided information regarding factors impacting the performance of the Funds, outlining current market conditions, and explaining its expectations and strategies for the future. Based on this information, the Board concluded that it was satisfied with the investment results that each Sub-Advisor had been able to achieve for its respective Fund(s).

Cost of Advisory Services and Profitability

In considering whether the sub-advisory fees payable with respect to each Fund were reasonable, the Board reviewed the sub-advisory fees paid by the Advisor to each Sub-Advisor, the fees waived and/or expenses reimbursed by each Sub-Advisor over the period, the costs and other expenses incurred by each Sub-Advisor in providing advisory services, and the profitability analysis with respect to each Fund. The Board also reviewed information comparing the advisory fees paid by each Fund to those paid by comparable funds. Based on its review, in the context of its full deliberations, the Board concluded for each Fund that the advisory fees appeared reasonable in light of the services rendered.

Economies of Scale

The Board considered for each Fund whether economies of scale were realized during the current contract period, noting the fee waivers and expense reimbursements by the Advisor and Sub-Advisors. The Board determined to reassess at an appropriate time in the future whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of any significant asset growth of the Funds.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of each Sub-Advisory Agreement are fair and reasonable; (ii) concluded that each Sub-Advisor’s fees are reasonable in light of the services that it provides to its respective Fund(s); and (iii) agreed to renew each Sub-Advisory Agreement for another year.

Board Review of Investment Advisory and Sub-Advisory Agreements (continued)

Initial Approval of the Sub-Advisory Agreement for AdvisorShares Market Adaptive Unconstrained Income ETF

At a meeting of the Board held on October 30, 2015, the Board considered the approval of a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and American Wealth Management (“AWM”) with respect to the AdvisorShares Market Adaptive Unconstrained Income ETF (formerly, AdvisorShares Sunrise Global Multi-Strategy ETF) (the “Fund”). The Sub-Advisory Agreement replaced a sub-advisory agreement between the Advisor and Sunrise Capital Partners LLC (“Sunrise”) with respect to the Fund. In considering whether to approve the Sub-Advisory Agreement, the Board considered and discussed information and analysis provided by the Advisor and AWM. The Board considered all factors that it deemed to be relevant, noting that AWM provides investment sub-advisory services to another series of the Trust whose agreement the Board considered for renewal in February 2015. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board at the meeting are addressed in more detail below.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services to be provided by AWM, the Board reviewed the proposed services and the qualification and background of the portfolio manager proposed to be responsible for managing the Fund. The Board took note of its comprehensive review of AWM in February 2015 in connection with its consideration of the annual renewal of the agreement between the Adviser and AWM with respect to another series of the Trust. The Board considered AWM’s operational capabilities and resources and its experience in managing investment portfolios. Based on its review, within the full context of its deliberations, the Board determined that it was satisfied with the nature, extent, and quality of services to be provided to the Fund by AWM.

Performance

In connection with the assessment of AWM’s ability to perform its duties under the Sub-Advisory Agreement, the Board considered the sufficiency of its resources and concluded that AWM had the financial resources necessary to perform its obligations under the Sub-Advisory Agreement. The Board heard an overview of AWM’s investment philosophy, the proposed portfolio construction of the Fund, and the specific investment techniques to be employed. The Board also reviewed AWM’s overall investment performance.

Cost of Services and Profitability

The Board considered the cost of the services to be provided by AWM, reviewed the fee to be paid pursuant to the Sub-Advisory Agreement, and considered the estimated profitability projected by AWM. In addition, the Board discussed the fee arrangement between the Adviser and AWM, noting that the Adviser would pay AWM out of the advisory fee it receives from the Fund. The Board also noted that both the aggregate advisory fee to be paid to the Adviser under the new arrangement, as well as the proposed sub-advisory fee to be paid to AWM by the Adviser, are lower than the fees previously had been for the Fund. The Board also reviewed information provided by the Adviser regarding advisory fees of comparable funds and evaluated the proposed fee arrangement in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board also considered the Adviser’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratio of the Fund. Based on its review, within the context of its full deliberations, the Board determined that the fee proposed to be paid to AWM is reasonable and fair.

Board Review of Investment Advisory and Sub-Advisory Agreements (continued)

Economies of Scale

The Board considered the potential for economies of scale, noting that the aggregate advisory fee for the Fund would be lowered as part of the proposed changes to the Fund, and determined that it would reconsider this factor at an appropriate time in the future. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of the Sub-Advisory Agreement are fair and reasonable; (ii) concluded that the fee for AWM is fair and reasonable in light of the services that it will provide to the Fund; and (iii) agreed to approve the Sub-Advisory Agreement for an initial term of two years.

SUPPLEMENTAL INFORMATION

Quarterly Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-877-843-3831. This information is also available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at http://www.advisorshares.com.

ADVISORSHARES TRUST

Investment Advisor
AdvisorShares Investments, LLC
4800 Montgomery Lane, Suite 150
Bethesda, MD 20814

Sub-Advisors
WCM Investment Management
281 Brooks Street
Laguna Beach, CA 92651

Madrona Funds, LLC
2911 Bond Street, Suite 200
Everett, WA 98201

Morgan Creek Capital Management, LLC
301 West Barbee Chapel Road, Suite 200
Chapel Hill, NC 27517

Ranger Alternative Management, L.P.
2828 N. Harwood Street, Suite 1900
Dallas, TX 75201

Peritus I Asset Management, LLC
1216 State Street, 4th Floor
Santa Barbara, CA 93103

American Retirement Planners II, Inc.
570 Hammill Lane
Reno, NV 89511

TrimTabs Asset Management, LLC
1350 Avenue of the Americas, Suite 248
New York, NY 10019

Community Capital Management, Inc.
2500 Weston Road, Suite 101
Weston, FL 33331

Reynders, McVeigh Capital Management, LLC
121 High Street, 5th Floor
Boston, MA 02110

Baldwin Brothers, Inc.
204 Spring Street
Marion, MA 02738

Newfleet Asset Management, LLC
100 Pearl Street
Hartford, CN 06103

Partnervest Advisory Services, LLC
1216 State Street, 3rd Floor
Santa Barbara, CA 93101

Commerce Asset Management, LLC
5050 Poplar Avenue, Suite 2020
Memphis, TN 38157

The Elements Financial Group, LLC
19200 Von Karman Avenue, Suite 800
Irvine, CA 92612

AthenaInvest Advisors LLC
5340 South Quebec Street, Suite 365-N
Greenwood Village, CO 80111

Treesdale Partners, LLC
1325 Avenue of the Americas, Suite 2302
New York, NY 10019

Sage Advisory Services, Ltd. Co.
5900 Southwest Parkway, Building I
Austin, TX 78735

Pacific Life Fund Advisors, LLC
700 Newport Center Drive
Newport Beach, CA 92660

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Legal Counsel
Morgan, Lewis & Bockius LLP
2020 K Street, N.W..
Washington, D.C. 20006

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of management and other information.

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	3/3/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	3/3/16

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date	3/3/16

* Print the name and title of each signing officer under his or her signature.